UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07064

Exact name of registrant as specified in charter:	The Target Portfolio Trust

Address of principal executive offices:	655 Broad Street, 6 th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 6 th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	07/31/2024

Date of reporting period:	07/31/2024

Item 1 – Reports to Stockholders

(a)	Report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

PGIM Quant Solutions Small-Cap Value
Fund
Class A:
TSVAX
ANNUAL SHAREHOLDER REPORT – July 31, 2024
This annual shareholder report contains important information about the Class A shares of PGIM Quant Solutions Small-Cap Value Fund (the
“Fund”) for the period of August 1, 2023 to July 31, 2024.
Y
ou can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Small-Cap Value Fund— Class A	$119	1.10%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Stock market gains continued to be energized by large-cap growth and technology companies, fueled by investor optimism about the future growth of artificial intelligence. Amid this market backdrop, US small-cap equities underperformed their large-cap counterparts. Although large-cap growth stocks significantly outperformed large-cap value stocks, the situation was reversed in the small-cap space. The Russell
2000
 Value Index (15.68%) outperformed the Russell 2000
 Growth Index (12.80%) by nearly 3%.
■
PGIM Quantitative Solutions’ focus on deep-value stocks, which are characterized by high earnings yields, cash flow yields, and book yields, drove performance as the Fund outperformed relative to the Index in eight of 11 economic sectors during the reporting period. The top contributors to performance came from positioning in numerous industries across the industrials, energy, and real estate sectors.
■
The top detractors from performance came from the consumer staples sector, with underperformance relative to the Index broadly distributed across a handful of industries. Positioning among biotechnology and healthcare technology industries in the healthcare sector also weighed on the Fund’s returns during the reporting period.
MF232EA

HOW HAS THE FUND PERFORMED OVER THE PAST 10
YEARS
?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class A shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: July 31, 2014 to July 31, 2024 Initial Investment of $10,000

The line graph reflects the return on the Fund's Class A shares with sales charges.

Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	10.78%	9.32%	6.91%
Class A without sales charges	17.23%	10.57%	7.51%
Russell 2000 Value Index	15.68%	9.53%	8.13%
Russell 2000 Index	14.25%	8.91%	8.72%
S&P 500 Index	22.15%	15.00%	13.15%
The Fund has added the S&P 500 Index as a broad-based securities market index in response to new regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?

Fund’s net assets	$ 430,847,890
Number of fund holdings	427
Total advisory fees paid for the year	$ 2,317,291
Portfolio turnover rate for the year	78%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Industry Classification	% of Net Assets
Banks	20.6%
Affiliated Mutual Funds (7.9% represents investments purchased with collateral from securities on loan)	8.4%
Oil, Gas & Consumable Fuels	7.2%
Financial Services	4.1%
Mortgage Real Estate Investment Trusts (REITs)	3.7%
Household Durables	3.5%
Energy Equipment & Services	3.0%
Media	2.9%
Biotechnology	2.5%
Automobile Components	2.5%
Food Products	2.1%
Consumer Staples Distribution & Retail	2.0%
Specialty Retail	2.0%
Insurance	1.9%
Textiles, Apparel & Luxury Goods	1.8%
Professional Services	1.7%
Chemicals	1.7%
Machinery	1.7%
Multi-Utilities	1.7%
Retail REITs	1.6%
Diversified REITs	1.6%
Metals & Mining	1.6%
Commercial Services & Supplies	1.5%
Office REITs	1.5%
Hotel & Resort REITs	1.5%
Consumer Finance	1.4%
Health Care Equipment & Supplies	1.3%
Health Care Providers & Services	1.3%
Gas Utilities	1.3%
Electronic Equipment, Instruments & Components	1.2%
Passenger Airlines	1.1%
Personal Care Products	1.1%
Industry Classification	% of Net Assets
Marine Transportation	1.0%
Air Freight & Logistics	0.9%
Hotels, Restaurants & Leisure	0.9%
Real Estate Management & Development	0.8%
Leisure Products	0.8%
Semiconductors & Semiconductor Equipment	0.8%
Diversified Consumer Services	0.8%
Technology Hardware, Storage & Peripherals	0.7%
Containers & Packaging	0.7%
Construction & Engineering	0.7%
Building Products	0.7%
Pharmaceuticals	0.7%
Health Care REITs	0.6%
Paper & Forest Products	0.6%
Industrial REITs	0.6%
Diversified Telecommunication Services	0.5%
Trading Companies & Distributors	0.5%
Automobiles	0.5%
Unaffiliated Exchange-Traded Funds	0.5%
Entertainment	0.5%
Interactive Media & Services	0.5%
Residential REITs	0.3%
Specialized REITs	0.3%
Tobacco	0.3%
Ground Transportation	0.2%
Wireless Telecommunication Services	0.2%
Electrical Equipment	0.1%
Broadline Retail	0.0%*
Electric Utilities	0.0%*
108.7%
Liabilities in excess of other assets	(8.7)%
100.0%

* Less than 0.05%

WERE THERE ANY CHANGES TO THE FUND
THIS
YEAR
?
The following is a summary of certain changes to the Fund since
August
1, 2023:
■
The Fund's principal risk disclosure was revised to include Financials Sector Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to this sector.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by September 27, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Quant Solutions Small-Cap Value Fund

SHARE CLASS	A
NASDAQ	TSVAX
CUSIP	875921785
MF232EA

PGIM Quant Solutions Small-Cap Value Fund
Class C:
TRACX
ANNUAL SHAREHOLDER REPORT – July 31, 2024
This annual shareholder report contains important information about the Class C shares of PGIM Quant Solutions Small-Cap Value Fund (the
“Fund”) for the period of August 1, 2023 to July 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Small-Cap Value Fund— Class C	$268	2.49%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Stock market gains continued to be energized by large-cap growth and technology companies, fueled by investor optimism about the future growth of artificial intelligence. Amid this market backdrop, US small-cap equities underperformed their large-cap counterparts. Although large-cap growth stocks significantly outperformed large-cap value stocks, the situation was reversed in the small-cap space. The Russell
2000
 Value Index (15.68%) outperformed the Russell 2000
 Growth Index (12.80%) by nearly 3%.
■
PGIM Quantitative Solutions’ focus on deep-value stocks, which are characterized by high earnings yields, cash flow yields, and book yields, drove performance as the Fund outperformed relative to the Index in eight of 11 economic sectors during the reporting period. The top contributors to performance came from positioning in numerous industries across the industrials, energy, and real estate sectors.
■
The top detractors from performance came from the consumer staples sector, with underperformance relative to the Index broadly distributed across a handful of industries. Positioning among biotechnology and healthcare technology industries in the healthcare sector also weighed on the Fund’s returns during the reporting period.
MF232EC

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
T
he Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class C shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: June 19, 2015 to July 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class C with sales charges	14.56%	9.20%	6.12% (6/19/2015)
Class C without sales charges	15.56%	9.20%	6.12% ( 6/19/2015 )
Russell 2000 Value Index	15.68%	9.53%	8.15%
Russell 2000 Index	14.25%	8.91%	8.14%
S&P 500 Index	22.15%	15.00%	13.50%
Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class's inception date.
The Fund has added the S&P 500 Index as a broad-based securities market index in response to new regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?

Fund’s net assets	$ 430,847,890
Number of fund holdings	427
Total advisory fees paid for the year	$ 2,317,291
Portfolio turnover rate for the year	78%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Industry Classification	% of Net Assets
Banks	20.6%
Affiliated Mutual Funds (7.9% represents investments purchased with collateral from securities on loan)	8.4%
Oil, Gas & Consumable Fuels	7.2%
Financial Services	4.1%
Mortgage Real Estate Investment Trusts (REITs)	3.7%
Household Durables	3.5%
Energy Equipment & Services	3.0%
Media	2.9%
Biotechnology	2.5%
Automobile Components	2.5%
Food Products	2.1%
Consumer Staples Distribution & Retail	2.0%
Specialty Retail	2.0%
Insurance	1.9%
Textiles, Apparel & Luxury Goods	1.8%
Professional Services	1.7%
Chemicals	1.7%
Machinery	1.7%
Multi-Utilities	1.7%
Retail REITs	1.6%
Diversified REITs	1.6%
Metals & Mining	1.6%
Commercial Services & Supplies	1.5%
Office REITs	1.5%
Hotel & Resort REITs	1.5%
Consumer Finance	1.4%
Health Care Equipment & Supplies	1.3%
Health Care Providers & Services	1.3%
Gas Utilities	1.3%
Electronic Equipment, Instruments & Components	1.2%
Passenger Airlines	1.1%
Personal Care Products	1.1%
Industry Classification	% of Net Assets
Marine Transportation	1.0%
Air Freight & Logistics	0.9%
Hotels, Restaurants & Leisure	0.9%
Real Estate Management & Development	0.8%
Leisure Products	0.8%
Semiconductors & Semiconductor Equipment	0.8%
Diversified Consumer Services	0.8%
Technology Hardware, Storage & Peripherals	0.7%
Containers & Packaging	0.7%
Construction & Engineering	0.7%
Building Products	0.7%
Pharmaceuticals	0.7%
Health Care REITs	0.6%
Paper & Forest Products	0.6%
Industrial REITs	0.6%
Diversified Telecommunication Services	0.5%
Trading Companies & Distributors	0.5%
Automobiles	0.5%
Unaffiliated Exchange-Traded Funds	0.5%
Entertainment	0.5%
Interactive Media & Services	0.5%
Residential REITs	0.3%
Specialized REITs	0.3%
Tobacco	0.3%
Ground Transportation	0.2%
Wireless Telecommunication Services	0.2%
Electrical Equipment	0.1%
Broadline Retail	0.0%*
Electric Utilities	0.0%*
108.7%
Liabilities in excess of other assets	(8.7)%
100.0%

* Less than 0.05%

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
The Fund's principal risk disclosure was revised to include Financials Sector Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to this sector.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by September 27, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Quant Solutions Small-Cap Value Fund

SHARE CLASS	C
NASDAQ	TRACX
CUSIP	875921710
MF232EC

PGIM Quant Solutions Small-Cap Value Fund
Class R:
TSVRX
ANNUAL SHAREHOLDER REPORT – July 31, 2024
This annual shareholder report contains important information about the Class R shares of PGIM Quant Solutions Small-Cap Value Fund (the
“Fund”) for the period of August 1, 2023 to July 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
.
You can also request
this information by contacting us at (800) 225-1852.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Small-Cap Value Fund— Class R	$137	1.26%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Stock market gains continued to be energized by large-cap growth and technology companies, fueled by investor optimism about the future growth of artificial intelligence. Amid this market backdrop, US small-cap equities underperformed their large-cap counterparts. Although large-cap growth stocks significantly outperformed large-cap value stocks, the situation was reversed in the small-cap space. The Russell
2000
 Value Index (15.68%) outperformed the Russell 2000
 Growth Index (12.80%) by nearly 3%.
■
PGIM Quantitative Solutions’ focus on deep-value stocks, which are characterized by high earnings yields, cash flow yields, and book yields, drove performance as the Fund outperformed relative to the Index in eight of 11 economic sectors during the reporting period. The top contributors to performance came from positioning in numerous industries across the industrials, energy, and real estate sectors.
■
The top detractors from performance came from the consumer staples sector, with underperformance relative to the Index broadly distributed across a handful of industries. Positioning among biotechnology and healthcare technology industries in the healthcare sector also weighed on the Fund’s returns during the reporting period.
MF232ER

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: July 31, 2014 to July 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class R	17.06%	10.38%	7.30%
Russell 2000 Value Index	15.68%	9.53%	8.13%
Russell 2000 Index	14.25%	8.91%	8.72%
S&P 500 Index	22.15%	15.00%	13.15%
The Fund has added the S&P 500 Index as a broad-based securities market index in response to new regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?

Fund’s net assets	$ 430,847,890
Number of fund holdings	427
Total advisory fees paid for the year	$ 2,317,291
Portfolio turnover rate for the year	78%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Industry Classification	% of Net Assets
Banks	20.6%
Affiliated Mutual Funds (7.9% represents investments purchased with collateral from securities on loan)	8.4%
Oil, Gas & Consumable Fuels	7.2%
Financial Services	4.1%
Mortgage Real Estate Investment Trusts (REITs)	3.7%
Household Durables	3.5%
Energy Equipment & Services	3.0%
Media	2.9%
Biotechnology	2.5%
Automobile Components	2.5%
Food Products	2.1%
Consumer Staples Distribution & Retail	2.0%
Specialty Retail	2.0%
Insurance	1.9%
Textiles, Apparel & Luxury Goods	1.8%
Professional Services	1.7%
Chemicals	1.7%
Machinery	1.7%
Multi- Utilities	1.7%
Retail REITs	1.6%
Diversified REITs	1.6%
Metals & Mining	1.6%
Commercial Services & Supplies	1.5%
Office REITs	1.5%
Hotel & Resort REITs	1.5%
Consumer Finance	1.4%
Health Care Equipment & Supplies	1.3%
Health Care Providers & Services	1.3%
Gas Utilities	1.3%
Electronic Equipment, Instruments & Components	1.2%
Passenger Airlines	1.1%
Personal Care Products	1.1%
Industry Classification	% of Net Assets
Marine Transportation	1.0%
Air Freight & Logistics	0.9%
Hotels, Restaurants & Leisure	0.9%
Real Estate Management & Development	0.8%
Leisure Products	0.8%
Semiconductors & Semiconductor Equipment	0.8%
Diversified Consumer Services	0.8%
Technology Hardware, Storage & Peripherals	0.7%
Containers & Packaging	0.7%
Construction & Engineering	0.7%
Building Products	0.7%
Pharmaceuticals	0.7%
Health Care REITs	0.6%
Paper & Forest Products	0.6%
Industrial REITs	0.6%
Diversified Telecommunication Services	0.5%
Trading Companies & Distributors	0.5%
Automobiles	0.5%
Unaffiliated Exchange-Traded Funds	0.5%
Entertainment	0.5%
Interactive Media & Services	0.5%
Residential REITs	0.3%
Specialized REITs	0.3%
Tobacco	0.3%
Ground Transportation	0.2%
Wireless Telecommunication Services	0.2%
Electrical Equipment	0.1%
Broadline Retail	0.0%*
Electric Utilities	0.0%*
108.7%
Liabilities in excess of other assets	(8.7) %
100.0%

* Less than
0.05%

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
The Fund's principal risk disclosure was revised to include Financials Sector Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to this sector.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by September 27, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Quant Solutions Small-Cap Value Fund

SHARE CLASS	R
NASDAQ	TSVRX
CUSIP	875921843
MF232ER

PGIM Quant Solutions Small-Cap Value Fund
Class Z:
TASVX
ANNUAL SHAREHOLDER REPORT – July 31, 2024
This annual shareholder report contains important information about the Class Z shares of PGIM Quant Solutions Small-Cap Value Fund (the
“Fund”) for the period of August 1, 2023 to July 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Small-Cap Value Fund— Class Z	$86	0.79%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Stock market gains continued to be energized by large-cap growth and technology companies, fueled by investor optimism about the future growth of artificial intelligence. Amid this market backdrop, US small-cap equities underperformed their large-cap counterparts. Although large-cap growth stocks significantly outperformed large-cap value stocks, the situation was reversed in the small-cap space. The Russell
2000
 Value Index (15.68%) outperformed the Russell 2000
 Growth Index (12.80%) by nearly 3%.
■
PGIM Quantitative Solutions’ focus on deep-value stocks, which are characterized by high earnings yields, cash flow yields, and book yields, drove performance as the Fund outperformed relative to the Index in eight of 11 economic sectors during the reporting period. The top contributors to performance came from positioning in numerous industries across the industrials, energy, and real estate sectors.
■
The top detractors from performance came from the consumer staples sector, with underperformance relative to the Index broadly distributed across a handful of industries. Positioning among biotechnology and healthcare technology industries in the healthcare sector also weighed on the Fund’s returns during the reporting period.
MF232EZ

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class Z shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: July 31, 2014 to July 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	17.56%	10.94%	7.85%
Russell 2000 Value Index	15.68%	9.53%	8.13%
Russell 2000 Index	14.25%	8.91%	8.72%
S&P 500 Index	22.15%	15.00%	13.15%
The Fund has added the S&P 500 Index as a broad-based securities market index in response to new regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?

Fund’s net assets	$ 430,847,890
Number of fund holdings	427
Total advisory fees paid for the year	$ 2,317,291
Portfolio turnover rate for the year	78%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Industry Classification	% of Net Assets
Banks	20.6%
Affiliated Mutual Funds (7.9% represents investments purchased with collateral from securities on loan)	8.4%
Oil, Gas & Consumable Fuels	7.2%
Financial Services	4.1%
Mortgage Real Estate Investment Trusts (REITs)	3.7%
Household Durables	3.5%
Energy Equipment & Services	3.0%
Media	2.9%
Biotechnology	2.5%
Automobile Components	2.5%
Food Products	2.1%
Consumer Staples Distribution & Retail	2.0%
Specialty Retail	2.0%
Insurance	1.9%
Textiles, Apparel & Luxury Goods	1.8%
Professional Services	1.7%
Chemicals	1.7%
Machinery	1.7%
Multi-Utilities	1.7%
Retail REITs	1.6%
Diversified REITs	1.6%
Metals & Mining	1.6%
Commercial Services & Supplies	1.5%
Office REITs	1.5%
Hotel & Resort REITs	1.5%
Consumer Finance	1.4%
Health Care Equipment & Supplies	1.3%
Health Care Providers & Services	1.3%
Gas Utilities	1.3%
Electronic Equipment, Instruments & Components	1.2%
Passenger Airlines	1.1%
Personal Care Products	1.1%
Industry Classification	% of Net Assets
Marine Transportation	1.0%
Air Freight & Logistics	0.9%
Hotels, Restaurants & Leisure	0.9%
Real Estate Management & Development	0.8%
Leisure Products	0.8%
Semiconductors & Semiconductor Equipment	0.8%
Diversified Consumer Services	0.8%
Technology Hardware, Storage & Peripherals	0.7%
Containers & Packaging	0.7%
Construction & Engineering	0.7%
Building Products	0.7%
Pharmaceuticals	0.7%
Health Care REITs	0.6%
Paper & Forest Products	0.6%
Industrial REITs	0.6%
Diversified Telecommunication Services	0.5%
Trading Companies & Distributors	0.5%
Automobiles	0.5%
Unaffiliated Exchange-Traded Funds	0.5%
Entertainment	0.5%
Interactive Media & Services	0.5%
Residential REITs	0.3%
Specialized REITs	0.3%
Tobacco	0.3%
Ground Transportation	0.2%
Wireless Telecommunication Services	0.2%
Electrical Equipment	0.1%
Broadline Retail	0.0%*
Electric Utilities	0.0%*
108.7%
Liabilities in excess of other assets	(8.7)%
100.0%

* Less than 0.05%

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since
August
1, 2023:
■
The Fund's principal risk disclosure was revised to include Financials Sector Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to this sector.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by September 27, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Quant Solutions Small-Cap Value Fund

SHARE CLASS	Z
NASDAQ	TASVX
CUSIP	875921306
MF232EZ

PGIM Quant Solutions Small-Cap Value Fund
Class R2:
PSVDX
ANNUAL SHAREHOLDER REPORT – July 31, 2024
This annual shareholder report contains important information about the Class R2 shares of PGIM Quant Solutions Small-Cap Value Fund (the
“Fund”) for the period of August 1, 2023 to July 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Small-Cap Value Fund— Class R2	$124	1.14%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Stock market gains continued to be energized by large-cap growth and technology companies, fueled by investor optimism about the future growth of artificial intelligence. Amid this market backdrop, US small-cap equities underperformed their large-cap counterparts. Although large-cap growth stocks significantly outperformed large-cap value stocks, the situation was reversed in the small-cap space. The Russell
2000
 Value Index (15.68%) outperformed the Russell 2000
 Growth Index (12.80%) by nearly 3%.
■
PGIM Quantitative Solutions’ focus on deep-value stocks, which are characterized by high earnings yields, cash flow yields, and book yields, drove performance as the Fund outperformed relative to the Index in eight of 11 economic sectors during the reporting period. The top contributors to performance came from positioning in numerous industries across the industrials, energy, and real estate sectors.
■
The top detractors from performance came from the consumer staples sector, with underperformance relative to the Index broadly distributed across a handful of industries. Positioning among biotechnology and healthcare technology industries in the healthcare sector also weighed on the Fund’s returns during the reporting period.
MF232ER2

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R2 shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 28, 2017 to July 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R2	17.13%	10.54%	5.91% (12/28/2017)
Russell 2000 Value Index	15.68%	9.53%	7.00%
Russell 2000 Index	14.25%	8.91%	7.44%
S&P 500 Index	22.15%	15.00%	13.58%
Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class's inception date.
The Fund has added the S&P 500 Index as a broad-based securities market index in response to new regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?

Fund’s net assets	$ 430,847,890
Number of fund holdings	427
Total advisory fees paid for the year	$ 2,317,291
Portfolio turnover rate for the year	78%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Industry Classification	% of Net Assets
Banks	20.6%
Affiliated Mutual Funds (7.9% represents investments purchased with collateral from securities on loan)	8.4%
Oil, Gas & Consumable Fuels	7.2%
Financial Services	4.1%
Mortgage Real Estate Investment Trusts (REITs)	3.7%
Household Durables	3.5%
Energy Equipment & Services	3.0%
Media	2.9%
Biotechnology	2.5%
Automobile Components	2.5%
Food Products	2.1%
Consumer Staples Distribution & Retail	2.0%
Specialty Retail	2.0%
Insurance	1.9%
Textiles, Apparel & Luxury Goods	1.8%
Professional Services	1.7%
Chemicals	1.7%
Machinery	1.7%
Multi-Utilities	1.7%
Retail REITs	1.6%
Diversified REITs	1.6%
Metals & Mining	1.6%
Commercial Services & Supplies	1.5%
Office REITs	1.5%
Hotel & Resort REITs	1.5%
Consumer Finance	1.4%
Health Care Equipment & Supplies	1.3%
Health Care Providers & Services	1.3%
Gas Utilities	1.3%
Electronic Equipment, Instruments & Components	1.2%
Passenger Airlines	1.1%
Personal Care Products	1.1%
Industry Classification	% of Net Assets
Marine Transportation	1.0%
Air Freight & Logistics	0.9%
Hotels, Restaurants & Leisure	0.9%
Real Estate Management & Development	0.8%
Leisure Products	0.8%
Semiconductors & Semiconductor Equipment	0.8%
Diversified Consumer Services	0.8%
Technology Hardware, Storage & Peripherals	0.7%
Containers & Packaging	0.7%
Construction & Engineering	0.7%
Building Products	0.7%
Pharmaceuticals	0.7%
Health Care REITs	0.6%
Paper & Forest Products	0.6%
Industrial REITs	0.6%
Diversified Telecommunication Services	0.5%
Trading Companies & Distributors	0.5%
Automobiles	0.5%
Unaffiliated Exchange-Traded Funds	0.5%
Entertainment	0.5%
Interactive Media & Services	0.5%
Residential REITs	0.3%
Specialized REITs	0.3%
Tobacco	0.3%
Ground Transportation	0.2%
Wireless Telecommunication Services	0.2%
Electrical Equipment	0.1%
Broadline Retail	0.0%*
Electric Utilities	0.0%*
108.7%
Liabilities in excess of other assets	(8.7)%
100.0%

* Less than 0.05%

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
The Fund's principal risk disclosure was revised to include Financials Sector Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to this sector.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by September 27, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Quant Solutions Small-Cap Value Fund

SHARE CLASS	R2
NASDAQ	PSVDX
CUSIP	875921611
MF232ER2

PGIM Quant Solutions Small-Cap Value Fund
Class R4:
PSVKX
ANNUAL SHAREHOLDER REPORT – July 31, 2024
This annual shareholder report contains important information about the Class R4 shares of PGIM Quant Solutions Small-Cap Value Fund (the
“Fund”) for the period of August 1, 2023 to July 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Small-Cap Value Fund— Class R4	$97	0.89%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Stock market gains continued to be energized by large-cap growth and technology companies, fueled by investor optimism about the future growth of artificial intelligence. Amid this market backdrop, US small-cap equities underperformed their large-cap counterparts. Although large-cap growth stocks significantly outperformed large-cap value stocks, the situation was reversed in the small-cap space. The Russell
2000
 Value Index (15.68%) outperformed the Russell 2000
 Growth Index (12.80%) by nearly 3%.
■
PGIM Quantitative Solutions’ focus on deep-value stocks, which are characterized by high earnings yields, cash flow yields, and book yields, drove performance as the Fund outperformed relative to the Index in eight of 11 economic sectors during the reporting period. The top contributors to performance came from positioning in numerous industries across the industrials, energy, and real estate sectors.
■
The top detractors from performance came from the consumer staples sector, with underperformance relative to the Index broadly distributed across a handful of industries. Positioning among biotechnology and healthcare technology industries in the healthcare sector also weighed on the Fund’s returns during the reporting period.
MF232ER4

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R4 shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 28, 2017 to July 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R4	17.44%	10.82%	6.18% (12/28/2017)
Russell 2000 Value Index	15.68%	9.53%	7.00%
Russell 2000 Index	14.25%	8.91%	7.44%
S&P 500 Index	22.15%	15.00%	13.58%
Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class's inception date.
The Fund has added the S&P 500 Index as a broad-based securities market index in response to new regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?

Fund’s net assets	$ 430,847,890
Number of fund holdings	427
Total advisory fees paid for the year	$ 2,317,291
Portfolio turnover rate for the year	78%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF
7/31/2024
?

Industry Classification	% of Net Assets
Banks	20.6%
Affiliated Mutual Funds (7.9% represents investments purchased with collateral from securities on loan)	8.4%
Oil, Gas & Consumable Fuels	7.2%
Financial Services	4.1%
Mortgage Real Estate Investment Trusts (REITs)	3.7%
Household Durables	3.5%
Energy Equipment & Services	3.0%
Media	2.9%
Biotechnology	2.5%
Automobile Components	2.5%
Food Products	2.1%
Consumer Staples Distribution & Retail	2.0%
Specialty Retail	2.0%
Insurance	1.9%
Textiles, Apparel & Luxury Goods	1.8%
Professional Services	1.7%
Chemicals	1.7%
Machinery	1.7%
Multi-Utilities	1.7%
Retail REITs	1.6%
Diversified REITs	1.6%
Metals & Mining	1.6%
Commercial Services & Supplies	1.5%
Office REITs	1.5%
Hotel & Resort REITs	1.5%
Consumer Finance	1.4%
Health Care Equipment & Supplies	1.3%
Health Care Providers & Services	1.3%
Gas Utilities	1.3%
Electronic Equipment, Instruments & Components	1.2%
Passenger Airlines	1.1%
Personal Care Products	1.1%
Industry Classification	% of Net Assets
Marine Transportation	1.0%
Air Freight & Logistics	0.9%
Hotels, Restaurants & Leisure	0.9%
Real Estate Management & Development	0.8%
Leisure Products	0.8%
Semiconductors & Semiconductor Equipment	0.8%
Diversified Consumer Services	0.8%
Technology Hardware, Storage & Peripherals	0.7%
Containers & Packaging	0.7%
Construction & Engineering	0.7%
Building Products	0.7%
Pharmaceuticals	0.7%
Health Care REITs	0.6%
Paper & Forest Products	0.6%
Industrial REITs	0.6%
Diversified Telecommunication Services	0.5%
Trading Companies & Distributors	0.5%
Automobiles	0.5%
Unaffiliated Exchange-Traded Funds	0.5%
Entertainment	0.5%
Interactive Media & Services	0.5%
Residential REITs	0.3%
Specialized REITs	0.3%
Tobacco	0.3%
Ground Transportation	0.2%
Wireless Telecommunication Services	0.2%
Electrical Equipment	0.1%
Broadline Retail	0.0%*
Electric Utilities	0.0%*
108.7%
Liabilities in excess of other assets	(8.7)%
100.0%

* Less than 0.05%

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
The Fund's principal risk disclosure was revised to include Financials Sector Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to this sector.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by September 27, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Quant Solutions Small-Cap Value Fund

SHARE CLASS	R4
NASDAQ	PSVKX
CUSIP	875921595
MF232ER4

PGIM Quant Solutions Small-Cap Value Fund
Class R6:
TSVQX
ANNUAL SHAREHOLDER REPORT – July 31, 2024
This annual shareholder report contains important information about the Class R6 shares of PGIM Quant Solutions Small-Cap Value Fund (the
“Fund”) for the period of August 1, 2023 to July 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Small-Cap Value Fund— Class R6	$74	0.68%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Stock market gains continued to be energized by large-cap growth and technology companies, fueled by investor optimism about the future growth of artificial intelligence. Amid this market backdrop, US small-cap equities underperformed their large-cap counterparts. Although large-cap growth stocks significantly outperformed large-cap value stocks, the situation was reversed in the small-cap space. The Russell
2000
 Value Index (15.68%) outperformed the Russell 2000
 Growth Index (12.80%) by nearly 3%.
■
PGIM Quantitative Solutions’ focus on deep-value stocks, which are characterized by high earnings yields, cash flow yields, and book yields, drove performance as the Fund outperformed relative to the Index in eight of 11 economic sectors during the reporting period. The top contributors to performance came from positioning in numerous industries across the industrials, energy, and real estate sectors.
■
The top detractors from performance came from the consumer staples sector, with underperformance relative to the Index broadly distributed across a handful of industries. Positioning among biotechnology and healthcare technology industries in the healthcare sector also weighed on the Fund’s returns during the reporting period.
MF232ER6

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R6 shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: September 25, 2014 to July 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	17.67%	11.06%	8.10% (9/25/2014)
Russell 2000 Value Index	15.68%	9.53%	8.57%
Russell 2000 Index	14.25%	8.91%	9.03%
S&P 500 Index	22.15%	15.00%	13.10%
Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class's inception date.
The Fund has added the S&P 500 Index as a broad-based securities market index in response to new regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?

Fund’s net assets	$ 430,847,890
Number of fund holdings	427
Total advisory fees paid for the year	$ 2,317,291
Portfolio turnover rate for the year	78%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Industry Classification	% of Net Assets
Banks	20.6%
Affiliated Mutual Funds (7.9% represents investments purchased with collateral from securities on loan)	8.4%
Oil, Gas & Consumable Fuels	7.2%
Financial Services	4.1%
Mortgage Real Estate Investment Trusts (REITs)	3.7%
Household Durables	3.5%
Energy Equipment & Services	3.0%
Media	2.9%
Biotechnology	2.5%
Automobile Components	2.5%
Food Products	2.1%
Consumer Staples Distribution & Retail	2.0%
Specialty Retail	2.0%
Insurance	1.9%
Textiles, Apparel & Luxury Goods	1.8%
Professional Services	1.7%
Chemicals	1.7%
Machinery	1.7%
Multi-Utilities	1.7%
Retail REITs	1.6%
Diversified REITs	1.6%
Metals & Mining	1.6%
Commercial Services & Supplies	1.5%
Office REITs	1.5%
Hotel & Resort REITs	1.5%
Consumer Finance	1.4%
Health Care Equipment & Supplies	1.3%
Health Care Providers & Services	1.3%
Gas Utilities	1.3%
Electronic Equipment, Instruments & Components	1.2%
Passenger Airlines	1.1%
Personal Care Products	1.1%
Industry Classification	% of Net Assets
Marine Transportation	1.0%
Air Freight & Logistics	0.9%
Hotels, Restaurants & Leisure	0.9%
Real Estate Management & Development	0.8%
Leisure Products	0.8%
Semiconductors & Semiconductor Equipment	0.8%
Diversified Consumer Services	0.8%
Technology Hardware, Storage & Peripherals	0.7%
Containers & Packaging	0.7%
Construction & Engineering	0.7%
Building Products	0.7%
Pharmaceuticals	0.7%
Health Care REITs	0.6%
Paper & Forest Products	0.6%
Industrial REITs	0.6%
Diversified Telecommunication Services	0.5%
Trading Companies & Distributors	0.5%
Automobiles	0.5%
Unaffiliated Exchange-Traded Funds	0.5%
Entertainment	0.5%
Interactive Media & Services	0.5%
Residential REITs	0.3%
Specialized REITs	0.3%
Tobacco	0.3%
Ground Transportation	0.2%
Wireless Telecommunication Services	0.2%
Electrical Equipment	0.1%
Broadline Retail	0.0%*
Electric Utilities	0.0%*
108.7%
Liabilities in excess of other assets	(8.7)%
100.0%

* Less than 0.05%

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
The Fund's principal risk disclosure was revised to include Financials Sector Risk as a principal risk of the Fund due to changes in the Fund's portfolio which may result in greater exposure to this sector.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by September 27, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Quant Solutions Small-Cap Value Fund

SHARE CLASS	R6
NASDAQ	TSVQX
CUSIP	875921777
MF232ER6

PGIM Core Bond Fund
Class A:
TPCAX
ANNUAL SHAREHOLDER REPORT – July 31, 2024
This annual shareholder report contains important information about the Class A shares of PGIM Core Bond Fund (the “Fund”) for the period of
August 1, 2023 to July 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Core Bond Fund—Class A	$67	0.65%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Although the US Federal Reserve held policy rates steady for eight consecutive Federal Open Market Committee meetings, moderating economic data provided markets greater confidence that the first rate cut would come in the second half of 2024. Against the backdrop of a steepening US Treasury curve, credit spreads across a broad spectrum of fixed income asset classes generally tightened.
■
The following strategies contributed most to the Fund’s performance relative to the Index during the period: positioning in AAA collateralized loan obligations (CLOs); overweights in the non-agency commercial mortgage-backed securities (CMBS) AAA and US investment grade sectors; security selection in US Treasuries, asset-backed securities (ABS), and non-agency mortgage-backed securities (MBS); duration positioning; and selection in banking, MBS, and midstream energy. (Duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates.)
■
The following strategies detracted from relative performance during the period: security selection in MBS, yield curve positioning, and selection in finance companies. (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities.
It is created by plotting the yields of different maturities for the same type of bonds.)
■
The Fund uses derivatives when they facilitate implementation of the overall investment approach. During the reporting period, the Fund used swaps, options, and futures to help manage duration positioning and yield curve exposure. In aggregate, these positions detracted from performance.
MF226EA

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class A shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: February 17, 2015 to July 31, 2024 Initial Investment of $10,000

The line graph reflects the return on the Fund's Class A shares with sales charges.
Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class A w ith sales charges	2.52%	-0.59%	0.96% (2/17/2015)
Class A without sales charges	5.97%	0.07%	1.32% (2/17/2015)
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.35%
Since Inception returns are provided for any
share
class with less than 10
fiscal year
s of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?

Fund’s net assets	$ 1,956,370,010
Number of fund holdings	1,271
Total advisory fees paid for the year	$ 4,437,578
Portfolio turnover rate for the year	125%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Credit Quality expressed as a percentage of total investments as of 7/31/2024 (%)
AAA	67.4
AA	5.5
A	13.3
BBB	14.2
BB	0.2
Not Rated	0.7
Cash/Cash Equivalents	(1.3)
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Core Bond Fund

SHARE CLASS	A
NASDAQ	TPCAX
CUSIP	875921769
MF226EA

PGIM Core Bond Fund
Class C:
TPCCX
ANNUAL SHAREHOLDER REPORT – July 31, 2024
This annual shareholder report contains important information about the Class C shares of PGIM Core Bond Fund (the “Fund”) for the period of
August 1, 2023 to July 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Core Bond Fund—Class C	$149	1.45%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Although the US Federal Reserve held policy rates steady for eight consecutive Federal Open Market Committee meetings, moderating economic data provided markets greater confidence that the first rate cut would come in the second half of 2024. Against the backdrop of a steepening US Treasury curve, credit spreads across a broad spectrum of fixed income asset classes generally tightened.
■
The following strategies contributed most to the Fund’s performance relative to the Index during the period: positioning in AAA collateralized loan obligations (CLOs); overweights in the non-agency commercial mortgage-backed securities (CMBS) AAA and US investment grade sectors; security selection in US Treasuries, asset-backed securities (ABS), and non-agency mortgage-backed securities (MBS); duration positioning; and selection in banking, MBS, and midstream energy. (Duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates.)
■
The following strategies detracted from relative performance during the period: security selection in MBS, yield curve positioning, and selection in finance companies. (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities.
It is created by plotting the yields of different maturities for the same type of bonds.)
■
The Fund uses derivatives when they facilitate implementation of the overall investment approach. During the reporting period, the Fund used swaps, options, and futures to help manage duration positioning and yield curve exposure. In aggregate, these positions detracted from performance.
MF226EC

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class C shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested.
Without
waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: February 17, 2015 to July 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class C with sales charges	4.01%	-0.74%	0.54% (2/17/2015)
Class C without sales charges	5.01%	-0.74%	0.54% (2/17/2015)
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.35%
Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?

Fund’s net assets	$ 1,956,370,010
Number of fund holdings	1,271
Total advisory fees paid for the year	$ 4,437,578
Portfolio turnover rate for the year	125%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Credit Quality expressed as a percentage of total investments as of 7/31/2024 (%)
AAA	67.4
AA	5.5
A	13.3
BBB	14.2
BB	0.2
Not Rated	0.7
Cash/Cash Equivalents	(1.3)
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Core Bond Fund

SHARE CLASS	C
NASDAQ	TPCCX
CUSIP	875921751
MF226EC

PGIM Core Bond Fund
Class R:
TPCRX
ANNUAL SHAREHOLDER REPORT – July 31, 2024
This annual shareholder report contains important information about the Class R shares of PGIM Core Bond Fund (the “Fund”) for the period of
August 1, 2023 to July 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Core Bond Fund—Class R	$98	0.95%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Although the US Federal Reserve held policy rates steady for eight consecutive Federal Open Market Committee meetings, moderating economic data provided markets greater confidence that the first rate cut would come in the second half of 2024. Against the backdrop of a steepening US Treasury curve, credit spreads across a broad spectrum of fixed income asset classes generally tightened.
■
The following strategies contributed most to the Fund’s performance relative to the Index during the period: positioning in AAA collateralized loan obligations (CLOs); overweights in the non-agency commercial mortgage-backed securities (CMBS) AAA and US investment grade sectors; security selection in US Treasuries, asset-backed securities (ABS), and non-agency mortgage-backed securities (MBS); duration positioning; and selection in banking, MBS, and midstream energy. (Duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates.)
■
The following strategies detracted from relative performance during the period: security selection in MBS, yield curve positioning, and selection in finance companies. (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities.
It is created by plotting the yields of different maturities for the same type of bonds.)
■
The Fund uses derivatives when they facilitate implementation of the overall investment approach. During the reporting period, the Fund used swaps, options, and futures to help manage duration positioning and yield curve exposure. In aggregate, these positions detracted from performance.
MF226ER

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: February 17, 2015 to July 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R	5.53%	-0.24%	1.03% (2/17/2015)
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.35%
Since Inception returns are provided for any share class with less than 10 fiscal years of returns
. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?

Fund’s net assets	$ 1,956,370,010
Number of fund holdings	1,271
Total advisory fees paid for the year	$ 4,437,578
Portfolio turnover rate for the year	125%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Credit Quality expressed as a percentage of total investments as of 7/31/2024 (%)
AAA	67.4
AA	5.5
A	13.3
BBB	14.2
BB	0.2
Not Rated	0.7
Cash/Cash Equivalents	(1.3)
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Core Bond Fund

SHARE CLASS	R
NASDAQ	TPCRX
CUSIP	875921736
MF226ER

PGIM Core Bond Fund
Class Z:
TAIBX
ANNUAL SHAREHOLDER REPORT – July 31, 2024
This annual shareholder report contains important information about the Class Z shares of PGIM Core Bond Fund (the “Fund”) for the period of
August 1, 2023 to July 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Core Bond Fund—Class Z	$34	0.33%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Although the US Federal Reserve held policy rates steady for eight consecutive Federal Open Market Committee meetings, moderating economic data provided markets greater confidence that the first rate cut would come in the second half of 2024. Against the backdrop of a steepening US Treasury curve, credit spreads across a broad spectrum of fixed income asset classes generally tightened.
■
The following strategies contributed most to the Fund’s performance relative to the Index during the period: positioning in AAA collateralized loan obligations (CLOs); overweights in the non-agency commercial mortgage-backed securities (CMBS) AAA and US investment grade sectors; security selection in US Treasuries, asset-backed securities (ABS), and non-agency mortgage-backed securities (MBS); duration positioning; and selection in banking, MBS, and midstream energy. (Duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates.)
■
The following strategies detracted from relative performance during the period: security selection in MBS, yield curve positioning, and selection in finance companies. (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities.
It is created by plotting the yields of different maturities for the same type of bonds.)
■
The Fund uses derivatives when they facilitate implementation of the overall investment approach. During the reporting period, the Fund used swaps, options, and futures to help manage duration positioning and yield curve exposure. In aggregate, these positions detracted from performance.
MF226EZ

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class Z shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver
of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: July 31, 2014 to July 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	6.18%	0.40%	1.52%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.61%

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?

Fund’s net assets	$ 1,956,370,010
Number of fund holdings	1,271
Total advisory fees paid for the year	$ 4,437,578
Portfolio turnover rate for the year	125%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Credit Quality expressed as a percentage of total investments as of 7/31/2024 (%)
AAA	67.4
AA	5.5
A	13.3
BBB	14.2
BB	0.2
Not Rated	0.7
Cash/Cash Equivalents	(1.3)
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Core Bond Fund

SHARE CLASS	Z
NASDAQ	TAIBX
CUSIP	875921801
MF226EZ

PGIM Core Bond Fund
Class R6:
TPCQX
ANNUAL SHAREHOLDER REPORT – July 31, 2024
This annual shareholder report contains important information about the Class R6 shares of PGIM Core Bond Fund (the “Fund”) for the period of
August 1, 2023 to July 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Core Bond Fund—Class R6	$33	0.32%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Although the US Federal Reserve held policy rates steady for eight consecutive Federal Open Market Committee meetings, moderating economic data provided markets greater confidence that the first rate cut would come in the second half of 2024. Against the backdrop of a steepening US Treasury curve, credit spreads across a broad spectrum of fixed income asset classes generally tightened.
■
The following strategies contributed most to the Fund’s performance relative to the Index during the period: positioning in AAA collateralized loan obligations (CLOs); overweights in the non-agency commercial mortgage-backed securities (CMBS) AAA and US investment grade sectors; security selection in US Treasuries, asset-backed securities (ABS), and non-agency mortgage-backed securities (MBS); duration positioning; and selection in banking, MBS, and midstream energy. (Duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates.)
■
The following strategies detracted from relative performance during the period: security selection in MBS, yield curve positioning, and selection in finance companies. (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities.
It is created by plotting the yields of different maturities for the same type of bonds.)
■
The Fund uses derivatives when they facilitate implementation of the overall investment approach. During the reporting period, the Fund used swaps, options, and futures to help manage duration positioning and yield curve exposure. In aggregate, these positions detracted from performance.
MF226ER6

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R6 shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: February 17, 2015 to July 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	6.20%	0.41%	1.64% (2/17/2015)
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.35%
Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?

Fund’s net assets	$ 1,956,370,010
Number of fund holdings	1,271
Total advisory fees paid for the year	$ 4,437,578
Portfolio turnover rate for the year	125%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Credit Quality expressed as a percentage of total investments as of 7/31/2024 (%)
AAA	67.4
AA	5.5
A	13.3
BBB	14.2
BB	0.2
Not Rated	0.7
Cash/Cash Equivalents	(1.3)
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Core Bond Fund

SHARE CLASS	R6
NASDAQ	TPCQX
CUSIP	875921744
MF226ER6

PGIM Corporate Bond Fund
Class A:
PCWAX
ANNUAL SHAREHOLDER REPORT – July 31, 2024
This annual shareholder report contains important information about the Class A shares of PGIM Corporate Bond Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Corporate Bond Fund—Class A	$84	0.81%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTI
NG
PERIOD?
■
Although the Federal Reserve (the Fed) has held policy rates steady for eight consecutive Federal Open Market Committee meetings, moderating economic data provided markets greater confidence that the first Fed interest rate cut would come in the second half of 2024.
Against the backdrop of a steepening US Treasury curve, credit spreads across a broad spectrum of fixed income asset classes generally tightened during the reporting period.
■
The following contributed most to the Fund’s performance during the reporting period: positioning in US investment-grade corporate bonds and emerging-market investment-grade bonds; an overweight relative to the Index in the AAA-rated non-agency commercial mortgage-backed securities sector; security selection in taxable municipals and US high yield corporates; and positioning in midstream energy, electric utilities, real estate investment trusts, banking, metal & mining, and consumer non-cyclicals.
■
The following detracted most from the Fund’s performance during the reporting period: security selection in US Treasuries; positioning in media
& entertainment, finance companies, life insurance, railroads, and natural gas; and the Fund’s yield curve and duration positioning. (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds. Duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates.)
■
The Fund employs US Treasury futures and swaps on a limited basis to manage the Fund’s duration and interest-rate risk. The subadviser believes that using such futures and swaps is more efficient than managing interest-rate risk through the purchase and sale of cash corporate bonds. This use of derivatives detracted from performance during the reporting period.
MF229EA

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class A shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: May 28, 2015 to July 31, 2024 Initial Investment of $10,000

The line graph reflects the return on the Fund's Class A shares wi
th
sal
es charges.

Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class A with sales charges	3.28%	0.02%	1.92% (5/28/2015)
Class A without sales charges	6.75%	0.68%	2.29% (5/28/2015)
Bloomberg US Credit Index	6.54%	0.90%	2.38%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.40%
Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to
the class’s inception date.
The Fund has added the Bloomberg US Aggregate Bond Index as a broad-based securities market index in response to new regulatory r equirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?

Fund’s net assets	$ 23,877,139
Number of fund holdings	274
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	17%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDING
S A
S OF 7/31/2024?

Credit Quality expressed as a percentage of total investments as of 7/31/2024 (%)
AAA	8.0
AA	13.4
A	29.3
BBB	47.2
BB	0.8
Cash/Cash Equivalents	1.3
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
The Fund's principal risk disclosure was revised to include Yankee Obligations Risk as a principal risk of the Fund. The Fund's risk disclosure was revised based on changes in the Fund's portfolio which may result in greater exposure to these types of securities.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Corporate Bond Fund

SHARE CLASS	A
NASDAQ	PCWAX
CUSIP	875921694
MF229EA

PGIM Corporate Bond Fund
Class C:
PCWCX
ANNUAL SHAREHOLDER REPORT – July 31, 2024
This annual shareholder report contains important information about the Class C shares of PGIM Corporate Bond Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Corporate Bond Fund—Class C	$161	1.56%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Although the Federal Reserve (the Fed) has held policy rates steady for eight consecutive Federal Open Market Committee meetings, moderating economic data provided markets greater confidence that the first Fed interest rate cut would come in the second half of 2024.
Against the backdrop of a steepening US Treasury curve, credit spreads across a broad spectrum of fixed income asset classes generally tightened during the reporting period.
■
The following contributed most to the Fund’s performance during the reporting period: positioning in US investment-grade corporate bonds and emerging-market investment-grade bonds; an overweight relative to the Index in the AAA-rated non-agency commercial mortgage-backed securities sector; security selection in taxable municipals and US high yield corporates; and positioning in midstream energy, electric utilities, real estate investment trusts, banking, metal & mining, and consumer non-cyclicals.
■
The following detracted most from the Fund’s performance during the reporting period: security selection in US Treasuries; positioning in media
& entertainment, finance companies, life insurance, railroads, and natural gas; and the Fund’s yield curve and duration positioning. (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds. Duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates.)
■
The Fund employs US Treasury futures and swaps on a limited basis to manage the Fund’s duration and interest-rate risk. The subadviser believes that using such futures and swaps is more efficient than managing interest-rate risk through the purchase and sale of cash corporate bonds. This use of derivatives detracted from performance during the reporting period.
MF229EC

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class C shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: May 28, 2015 to July 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class C with sales charges	5.08%	-0.06%	1.51% (5/28/2015)
Class C without sales charges	6.08%	-0.06%	1.51% (5/28/2015)
Bloomberg US Credit Index	6.54%	0.90%	2.38%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.40%
Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’s inception date.
The Fund has added the Bloomberg US Aggregate Bond Index as a broad-based securities market index in response to new regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?

Fund’s net assets	$ 23,877,139
Number of fund holdings	274
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	17%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Credit Quality expressed as a percentage of total investments as of 7/31/2024 (%)
AAA	8.0
AA	13.4
A	29.3
BBB	47.2
BB	0.8
Cash/Cash Equivalents	1.3
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
The Fund's principal risk disclosure was revised to include Yankee Obligations Risk as a principal risk of the Fund. The Fund's risk disclosure was revised based on changes in the Fund's portfolio which may result in greater exposure to these types of securities.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Corporate Bond Fund

SHARE CLASS	C
NASDAQ	PCWCX
CUSIP	875921686
MF229EC

PGIM Corporate Bond Fund
Class R:
PCWRX
ANNUAL SHAREHOLDER REPORT – July 31, 2024
This annual shareholder report contains important information about the Class R shares of PGIM Corporate Bond Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Corporate Bond Fund—Class R	$109	1.06%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Although the Federal Reserve (the Fed) has held policy rates steady for eight consecutive Federal Open Market Committee meetings, moderating economic data provided markets greater confidence that the first Fed interest rate cut would come in the second half of 2024.
Against the backdrop of a steepening US Treasury curve, credit spreads across a broad spectrum of fixed income asset classes generally tightened during the reporting period.
■
The following contributed most to the Fund’s performance during the reporting period: positioning in US investment-grade corporate bonds and emerging-market investment-grade bonds; an overweight relative to the Index in the AAA-rated non-agency commercial mortgage-backed securities sector; security selection in taxable municipals and US high yield corporates; and positioning in midstream energy, electric utilities, real estate investment trusts, banking, metal & mining, and consumer non-cyclicals.
■
The following detracted most from the Fund’s performance during the reporting period: security selection in US Treasuries; positioning in media
& entertainment, finance companies, life insurance, railroads, and natural gas; and the Fund’s yield curve and duration positioning. (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds. Duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates.)
■
The Fund employs US Treasury futures and swaps on a limited basis to manage the Fund’s duration and interest-rate risk. The subadviser believes that using such futures and swaps is more efficient than managing interest-rate risk through the purchase and sale of cash corporate bonds. This use of derivatives detracted from performance during the reporting period.
MF229ER

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: May 28, 2015 to July 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R	6.60%	0.44%	2.01% (5/28/2015)
Bloomberg US Credit Index	6.54%	0.90%	2.38%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.40%
Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’s inception date.
The Fund has added the Bloomberg US Aggregate Bond Index as a broad-based securities market index in response to new regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?

Fund’s net assets	$ 23,877,139
Number of fund holdings	274
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	17%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Credit Quality expressed as a percentage of total investments as of 7/31/2024 (%)
AAA	8.0
AA	13.4
A	29.3
BBB	47.2
BB	0.8
Cash/Cash Equivalents	1.3
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
The Fund's principal risk disclosure was revised to include Yankee Obligations Risk as a principal risk of the Fund. The Fund's risk disclosure was revised based on changes in the Fund's portfolio which may result in greater exposure to these types of securities.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Corporate Bond Fund

SHARE CLASS	R
NASDAQ	PCWRX
CUSIP	875921660
MF229ER

PGIM Corporate Bond Fund
Class Z:
TGMBX
ANNUAL SHAREHOLDER REPORT – July 31, 2024
This annual shareholder report contains important information about the Class Z shares of PGIM Corporate Bond Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Corporate Bond Fund—Class Z	$58	0.56%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Although the Federal Reserve (the Fed) has held policy rates steady for eight consecutive Federal Open Market Committee meetings, moderating economic data provided markets greater confidence that the first Fed interest rate cut would come in the second half of 2024.
Against the backdrop of a steepening US Treasury curve, credit spreads across a broad spectrum of fixed income asset classes generally tightened during the reporting period.
■
The following contributed most to the Fund’s performance during the reporting period: positioning in US investment-grade corporate bonds and emerging-market investment-grade bonds; an overweight relative to the Index in the AAA-rated non-agency commercial mortgage-backed securities sector; security selection in taxable municipals and US high yield corporates; and positioning in midstream energy, electric utilities, real estate investment trusts, banking, metal & mining, and consumer non-cyclicals.
■
The following detracted most from the Fund’s performance during the reporting period: security selection in US Treasuries; positioning in media
& entertainment, finance companies, life insurance, railroads, and natural gas; and the Fund’s yield curve and duration positioning. (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds. Duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates.)
■
The Fund employs US Treasury futures and swaps on a limited basis to manage the Fund’s duration and interest-rate risk. The subadviser believes that using such futures and swaps is more efficient than managing interest-rate risk through the purchase and sale of cash corporate bonds. This use of derivatives detracted from performance during the reporting period.
MF229EZ

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class Z shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: July 31, 2014 to July 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	7.14%	0.94%	2.62%
Bloomberg US Credit Index	6.54%	0.90%	2.46%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.61%
The Fund has added the Bloomberg US Aggregate Bond Index as a broad-based securities market index in response to new regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?

Fund’s net assets	$ 23,877,139
Number of fund holdings	274
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	17%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Credit Quality expressed as a percentage of total investments as of 7/31/2024 (%)
AAA	8.0
AA	13.4
A	29.3
BBB	47.2
BB	0.8
Cash/Cash Equivalents	1.3
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
The Fund's principal risk disclosure was revised to include Yankee Obligations Risk as a principal risk of the Fund. The Fund's risk disclosure was revised based on changes in the Fund's portfolio which may result in greater exposure to these types of securities.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Corporate Bond Fund

SHARE CLASS	Z
NASDAQ	TGMBX
CUSIP	875921702
MF229EZ

PGIM Corporate Bond Fund
Class R6
:
PCWQX
ANNUAL SHAREHOLDER REPORT – July 31, 2024
This annual shareholder report contains important information about the Class R6 shares of PGIM Corporate Bond Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852.
This report describes changes to the
Fund
that
occurred
during
the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Corporate Bond Fund—Class R6	$58	0.56%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Although the Federal Reserve (the Fed) has held policy rates steady for eight consecutive Federal Open Market Committee meetings, moderating economic data provided markets greater confidence that the first Fed interest rate cut would come in the second half of 2024.
Against the backdrop of a steepening US Treasury curve, credit spreads across a broad spectrum of fixed income asset classes generally tightened during the reporting period.
■
The following contributed most to the Fund’s performance during the reporting period: positioning in US investment-grade corporate bonds and emerging-market investment-grade bonds; an overweight relative to the Index in the AAA-rated non-agency commercial mortgage-backed securities sector; security selection in taxable municipals and US high yield corporates; and positioning in midstream energy, electric utilities, real estate investment trusts, banking, metal & mining, and consumer non-cyclicals.
■
The following detracted most from the Fund’s performance during the reporting period: security selection in US Treasuries; positioning in media
& entertainment, finance companies, life insurance, railroads, and natural gas; and the Fund’s yield curve and duration positioning. (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds. Duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates.)
■
The Fund employs US Treasury futures and swaps on a limited basis to manage the Fund’s duration and interest-rate risk. The subadviser believes that using such futures and swaps is more efficient than managing interest-rate risk through the purchase and sale of cash corporate bonds. This use of derivatives detracted from performance during the reporting period.
MF229ER6

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R6 shares and assumes that all recurring fees (including management fees)
were deducted and dividend and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: May 28, 2015 to July 31, 2024 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	7.14%	0.94%	2.52% (5/28/2015)
Bloomberg US Credit Index	6.54%	0.90%	2.38%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.40%
Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’s inception date.
The Fund has added the Bloomberg US Aggregate Bond Index as a broad-based securities market index in response to new regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?

Fund’s net assets	$ 23,877,139
Number of fund holdings	274
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	17%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Credit Quality expressed as a percentage of total investments as of 7/31/2024 (%)
AAA	8.0
AA	13.4
A	29.3
BBB	47.2
BB	0.8
Cash/Cash Equivalents	1.3
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
The Fund's principal risk disclosure was revised to include Yankee Obligations Risk as a principal risk of the Fund. The Fund's risk disclosure was revised based on changes in the Fund's portfolio which may result in greater exposure to these types of securities.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Corporate Bond Fund

SHARE CLASS	R6
NASDAQ	PCWQX
CUSIP	875921678
MF229ER6

(b)	Copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule – Not applicable.

Item 2 –	Code of Ethics – See Exhibit (a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant 800-225-1852, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3 –	Audit Committee Financial Expert –

The registrant’s Board has determined that Ms. Grace C. Torres, member of the Board’s Audit Committee is an “audit committee financial expert,” and that she is “independent,” for purposes of this item.

Item 4 –	Principal Accountant Fees and Services –

(a)	Audit Fees

For the fiscal years ended July 31, 2024 and July 31, 2023, PricewaterhouseCoopers LLP (“PwC”), the Registrant’s principal accountant, billed the Registrant $136,740 and $133,000, respectively, for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings.

(b)	Audit-Related Fees

For the fiscal years ended July 31, 2024 and July 31, 2023: none.

(c)	Tax Fees

For the fiscal years ended July 31, 2024 and July 31, 2023: none.

(d)	All Other Fees

For the fiscal years ended July 31, 2024 and July 31, 2023: none.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures

THE PGIM MUTUAL FUNDS

AUDIT COMMITTEE POLICY

on

Pre-Approval of Services Provided by the Independent

Accountants

The Audit Committee of each PGIM Mutual Fund is charged with the responsibility to monitor the independence of the Fund’s independent accountants. As part of this responsibility, the Audit Committee must pre-approve the independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement of the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

•	a review of the nature of the professional services expected to be provided,

•	a review of the safeguards put into place by the accounting firm to safeguard independence, and

•	periodic meetings with the accounting firm.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the scope of audits for each Fund, audit fees and expenses, and audit-related and non-audit services (and fees proposed in respect thereof) proposed to be performed by the Fund’s independent accountants will be presented by the Treasurer and the independent accountants to the Audit Committee for review and, as appropriate, approval prior to the initiation of such services.

Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed non-audit services will not adversely affect the independence of the independent accountants. Such proposed non-audit services shall be described in sufficient detail to enable the Audit Committee to assess the appropriateness of such services and fees, and the compatibility of the provision of such services with the auditor’s independence. The Committee shall receive periodic reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chair pursuant to authority delegated in this Policy.

The categories of services enumerated under “Audit Services”, “Audit-related Services”, and “Tax Services” are intended to provide guidance to the Treasurer and the independent accountants as to those categories of services which the Committee believes are generally consistent with the independence of the independent accountants and which the Committee (or the Committee Chair) would expect upon the presentation of specific proposals to pre-approve. The enumerated categories are not intended as an exclusive list of audit, audit-related or tax services, which the Committee (or the Committee Chair) would consider for pre-approval.

Audit Services

The following categories of audit services are considered to be consistent with the role of the Fund’s independent accountants:

•	Annual Fund financial statement audits

•	Seed audits (related to new product filings, as required)

•	SEC and regulatory filings and consents

Audit-related Services

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants:

•	Accounting consultations

•	Fund merger support services

•	Agreed Upon Procedure Reports

•	Attestation Reports

•	Other Internal Control Reports

Individual audit-related services that fall within one of these categories (except for fund merger support services) and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated). Fees related to fund merger support services are subject to a separate authorized pre-approval by the Audit Committee with fees determined on a per occurrence and merger complexity basis.

Tax Services

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants:

•	Tax compliance services related to the filing or amendment of the following:

•	Federal, state and local income tax compliance; and,

•	Sales and use tax compliance

•	Timely RIC qualification reviews

•	Tax distribution analysis and planning

•	Tax authority examination services

•	Tax appeals support services

•	Accounting methods studies

•	Fund merger support services

•	Tax consulting services and related projects

Individual tax services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated).

Other Non-Audit Services

Certain non-audit services that the independent accountants are legally permitted to render will be subject to pre-approval by the Committee or by one or more Committee members to whom the Committee has delegated this authority and who will report to the full Committee any pre-approval decisions made pursuant to this Policy. Non-audit services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Proscribed Services

The Fund’s independent accountants will not render services in the following categories of non-audit services:

•	Bookkeeping or other services related to the accounting records or financial statements of the Fund

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

•	Management functions or human resources

•	Broker or dealer, investment adviser, or investment banking services

•	Legal services and expert services unrelated to the audit

•	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval of Non-Audit Services Provided to Other Entities Within the PGIM Fund Complex

Certain non-audit services provided to PGIM Investments LLC or any of its affiliates that also provide ongoing services to the PGIM Mutual Funds will be subject to pre-approval by the Audit Committee. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Funds. Individual projects that are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $30,000. Services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services provided to PGIM Investments LLC and its affiliates, the Committee will receive an annual report from the Fund’s independent accounting firm showing the aggregate fees for all services provided to PGIM Investments and its affiliates.

(e) (2) Percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X –

	Fiscal Year Ended July 31, 2024	Fiscal Year Ended July 31, 2023
4(b)	Not applicable.	Not applicable.
4(c)	Not applicable.	Not applicable.
4(d)	Not applicable.	Not applicable.

(f) Percentage of hours expended attributable to work performed by other than full time employees of principal accountant if greater than 50%.

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g) Non-Audit Fees

The aggregate non-audit fees billed by the Registrant’s principal accountant for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the fiscal years ended July 31, 2024 and July 31, 2023 was $0 and $0, respectively.

(h) Principal Accountant’s Independence

Not applicable as the Registrant’s principal accountant has not provided non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

(i) Not applicable.

(j) Not applicable.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Investments – The registrant’s Schedule of Investments is included in the financial statements filed under Item 7 of this Form.

Items 7 –	11 (Refer to Report below)

THE TARGET PORTFOLIO TRUST

PGIM Quant Solutions Small-Cap Value Fund

FINANCIAL STATEMENTS AND OTHER INFORMATION

JULY 31, 2024

Table of Contents	Financial Statements and Other Information	July 31, 2024

Form N-CSR Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies.

PGIM Quant Solutions Small-Cap Value Fund	1
Notes to Financial Statements	31
Other Information - Form N-CSR Items 8-11

Schedule of Investments

as of July 31, 2024

Description	Shares	Value

LONG-TERM INVESTMENTS 100.4%

COMMON STOCKS 99.9%

Air Freight & Logistics 0.9%

Air Transport Services Group, Inc.*	119,700	$1,931,958

Forward Air Corp.(a)	74,400	1,886,784

		3,818,742

Automobile Components 2.5%

Adient PLC*	105,900	2,727,984

BorgWarner, Inc.	14,600	515,526

Dana, Inc.	189,800	2,412,358

Goodyear Tire & Rubber Co. (The)*	256,300	2,998,710

Lear Corp.	2,400	292,896

Standard Motor Products, Inc.	54,900	1,796,877

		10,744,351

Automobiles 0.5%

Harley-Davidson, Inc.	3,900	146,250

Winnebago Industries, Inc.	32,300	2,019,396

		2,165,646

Banks 20.5%

Ameris Bancorp	38,700	2,356,443

Associated Banc-Corp.	97,100	2,231,358

Atlantic Union Bankshares Corp.	43,700	1,804,373

Banc of California, Inc.	102,800	1,437,144

BankUnited, Inc.	56,800	2,187,936

Banner Corp.	23,900	1,415,358

Berkshire Hills Bancorp, Inc.	30,200	833,520

Brookline Bancorp, Inc.	63,300	664,017

Business First Bancshares, Inc.	7,000	177,940

Byline Bancorp, Inc.	31,900	894,795

Cadence Bank	64,700	2,126,689

Camden National Corp.	2,800	116,704

Capitol Federal Financial, Inc.	26,000	164,320

Cathay General Bancorp	41,400	1,834,848

Central Pacific Financial Corp.	9,500	247,855

Civista Bancshares, Inc.	4,500	80,775

CNB Financial Corp.	28,099	721,020

Community Trust Bancorp, Inc.	14,366	728,643

ConnectOne Bancorp, Inc.	36,600	886,452

CrossFirst Bankshares, Inc.*	17,000	315,180

Customers Bancorp, Inc.*	22,600	1,457,248

See Notes to Financial Statements.

PGIM Quant Solutions Small-Cap Value Fund 1

Schedule of Investments (continued)

as of July 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Banks (cont’d.)

CVB Financial Corp.	46,200	$880,572

Dime Community Bancshares, Inc.	17,900	452,512

Eastern Bankshares, Inc.	31,000	515,840

Enterprise Financial Services Corp.	24,000	1,268,880

Financial Institutions, Inc.	55,227	1,453,575

First Bancorp	10,600	443,080

First Bancshares, Inc. (The)	15,900	529,788

First Busey Corp.	55,600	1,525,664

First Commonwealth Financial Corp.	60,500	1,093,840

First Financial Bancorp	77,051	2,108,115

First Financial Corp.	15,959	717,517

First Interstate BancSystem, Inc. (Class A Stock)	53,800	1,698,466

First Merchants Corp.	38,000	1,533,300

First Mid Bancshares, Inc.	5,600	214,984

First of Long Island Corp. (The)	24,500	321,440

FS Bancorp, Inc.	1,500	66,045

Fulton Financial Corp.	119,000	2,305,030

Hancock Whitney Corp.	49,900	2,731,027

Hanmi Financial Corp.	23,078	470,791

Heritage Commerce Corp.	28,400	293,940

Heritage Financial Corp.	5,600	129,752

Home BancShares, Inc.	15,300	433,449

Hope Bancorp, Inc.	132,616	1,745,227

Horizon Bancorp, Inc.	28,931	462,028

Independent Bank Corp.	26,200	1,680,730

Kearny Financial Corp.	6,700	48,240

Metropolitan Bank Holding Corp.*	2,700	142,371

Midland States Bancorp, Inc.	20,800	493,792

MidWestOne Financial Group, Inc.	4,762	139,574

National Bank Holdings Corp. (Class A Stock)	16,700	699,396

Northeast Community Bancorp, Inc.	3,900	88,842

Northfield Bancorp, Inc.	13,000	162,630

Northwest Bancshares, Inc.	76,000	1,067,040

OceanFirst Financial Corp.	42,600	774,042

Old National Bancorp	160,843	3,220,077

Old Second Bancorp, Inc.	12,100	204,732

Origin Bancorp, Inc.	9,800	336,728

Orrstown Financial Services, Inc.	3,000	105,480

Pacific Premier Bancorp, Inc.	73,500	1,988,910

Peapack-Gladstone Financial Corp.	23,279	657,865

Peoples Bancorp, Inc.	22,100	735,267

Premier Financial Corp.	37,782	957,396

Provident Financial Services, Inc.	84,120	1,559,585

QCR Holdings, Inc.	11,200	856,128

See Notes to Financial Statements.

2

Description	Shares	Value

COMMON STOCKS (Continued)

Banks (cont’d.)

RBB Bancorp	3,600	$83,052

Renasant Corp.	44,800	1,540,672

S&T Bancorp, Inc.	31,263	1,387,452

Sandy Spring Bancorp, Inc.	43,300	1,326,279

Seacoast Banking Corp. of Florida	20,800	579,072

Simmons First National Corp. (Class A Stock)	89,800	1,933,394

Southern Missouri Bancorp, Inc.	800	45,760

Southside Bancshares, Inc.	6,400	223,936

SouthState Corp.	29,985	2,967,615

Stellar Bancorp, Inc.	22,300	611,020

Towne Bank	37,300	1,239,852

TriCo Bancshares	8,200	381,546

TrustCo Bank Corp.	9,000	320,490

Trustmark Corp.	32,300	1,121,779

UMB Financial Corp.	1,300	132,626

United Bankshares, Inc.	47,000	1,829,710

United Community Banks, Inc.	44,900	1,389,655

Univest Financial Corp.	20,200	558,530

Valley National Bancorp(a)	252,900	2,124,360

Veritex Holdings, Inc.	48,200	1,208,374

WaFd, Inc.	56,600	2,014,394

Washington Trust Bancorp, Inc.	5,000	160,050

WesBanco, Inc.	55,748	1,777,246

WSFS Financial Corp.	27,300	1,542,177

		88,495,346

Biotechnology 2.5%

2seventy bio, Inc.*	56,600	267,152

ACELYRIN, Inc.*	54,700	328,200

Agios Pharmaceuticals, Inc.*	13,600	631,040

Akero Therapeutics, Inc.*	10,000	267,300

Allogene Therapeutics, Inc.*	92,700	272,538

Beam Therapeutics, Inc.*	17,000	537,880

Bridgebio Pharma, Inc.*	9,000	233,550

Caribou Biosciences, Inc.*	111,100	257,752

Century Therapeutics, Inc.*	12,400	27,652

Cytokinetics, Inc.*	28,300	1,669,983

Denali Therapeutics, Inc.*	7,800	190,086

Design Therapeutics, Inc.*	54,200	276,420

Fate Therapeutics, Inc.*	70,400	375,232

Generation Bio Co.*	23,400	78,156

Intellia Therapeutics, Inc.*	22,300	584,483

iTeos Therapeutics, Inc.*	18,500	325,415

Kodiak Sciences, Inc.*	76,300	222,033

See Notes to Financial Statements.

PGIM Quant Solutions Small-Cap Value Fund 3

Schedule of Investments (continued)

as of July 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Biotechnology (cont’d.)

Kyverna Therapeutics, Inc.*(a)	24,900	$215,634

Lyell Immunopharma, Inc.*	132,500	213,325

Myriad Genetics, Inc.*	20,800	581,776

Nkarta, Inc.*	38,300	246,269

Organogenesis Holdings, Inc.*	86,100	260,022

Puma Biotechnology, Inc.*	31,600	113,286

RAPT Therapeutics, Inc.*	51,600	162,024

Relay Therapeutics, Inc.*	18,400	151,248

REVOLUTION Medicines, Inc.*	12,300	561,372

Sage Therapeutics, Inc.*	26,200	286,890

Spyre Therapeutics, Inc.*	3,300	90,750

Tourmaline Bio, Inc.	2,800	47,264

Vanda Pharmaceuticals, Inc.*	49,100	286,744

Veracyte, Inc.*	15,300	367,200

Verve Therapeutics, Inc.*	50,400	352,800

Vir Biotechnology, Inc.*	44,600	453,136

		10,934,612

Broadline Retail 0.0%

Dillard’s, Inc. (Class A Stock)	300	119,577

Building Products 0.7%

Resideo Technologies, Inc.*	122,000	2,771,840

UFP Industries, Inc.	1,500	197,895

		2,969,735

Chemicals 1.7%

AdvanSix, Inc.	50,200	1,404,094

Arcadium Lithium PLC (United Kingdom)*	230,800	733,944

Core Molding Technologies, Inc.*	21,100	389,295

Intrepid Potash, Inc.*	56,300	1,468,867

LSB Industries, Inc.*	51,300	467,343

Mativ Holdings, Inc.	129,900	2,479,791

Rayonier Advanced Materials, Inc.*	82,700	549,955

		7,493,289

Commercial Services & Supplies 1.5%

ABM Industries, Inc.	4,600	255,576

ACCO Brands Corp.	318,441	1,627,234

Aris Water Solutions, Inc. (Class A Stock)	50,200	889,042

BrightView Holdings, Inc.*	125,200	1,801,628

CoreCivic, Inc.*	73,900	1,030,166

See Notes to Financial Statements.

4

Description	Shares	Value

COMMON STOCKS (Continued)

Commercial Services & Supplies (cont’d.)

MillerKnoll, Inc.	29,500	$915,090

UniFirst Corp.	300	58,362

		6,577,098

Construction & Engineering 0.7%

Arcosa, Inc.	6,100	566,751

MDU Resources Group, Inc.	24,700	665,418

Northwest Pipe Co.*	35,800	1,365,770

Tutor Perini Corp.*	21,700	540,113

		3,138,052

Consumer Finance 1.4%

Bread Financial Holdings, Inc.(a)	51,800	2,827,244

Green Dot Corp. (Class A Stock)*	92,000	879,520

Navient Corp.	140,500	2,305,605

Regional Management Corp.	4,300	140,610

		6,152,979

Consumer Staples Distribution & Retail 2.0%

Andersons, Inc. (The)	16,700	910,651

Ingles Markets, Inc. (Class A Stock)	32,205	2,610,215

SpartanNash Co.	105,900	2,236,608

United Natural Foods, Inc.*	74,700	1,157,850

Village Super Market, Inc. (Class A Stock)	51,600	1,634,688

Weis Markets, Inc.	2,300	173,535

		8,723,547

Containers & Packaging 0.8%

Greif, Inc. (Class A Stock)	700	46,676

O-I Glass, Inc.*	199,100	2,659,976

Sealed Air Corp.	4,700	178,835

Sonoco Products Co.	6,200	334,304

		3,219,791

Diversified Consumer Services 0.8%

ADT, Inc.	121,300	943,714

Chegg, Inc.*	232,400	792,484

Graham Holdings Co. (Class B Stock)	2,000	1,549,700

		3,285,898

See Notes to Financial Statements.

PGIM Quant Solutions Small-Cap Value Fund 5

Schedule of Investments (continued)

as of July 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Diversified REITs 1.6%

Alpine Income Property Trust, Inc.	3,500	$60,795

American Assets Trust, Inc.	61,600	1,633,632

Broadstone Net Lease, Inc.	107,100	1,864,611

CTO Realty Growth, Inc.(a)	59,483	1,193,824

Essential Properties Realty Trust, Inc.	18,100	535,579

Global Net Lease, Inc.	195,223	1,698,440

		6,986,881

Diversified Telecommunication Services 0.5%

Liberty Latin America Ltd. (Puerto Rico) (Class A Stock)*	111,000	1,163,280

Liberty Latin America Ltd. (Puerto Rico) (Class C Stock)*(a)	111,700	1,184,020

		2,347,300

Electric Utilities 0.0%

Portland General Electric Co.	2,500	118,450

Electrical Equipment 0.1%

Sunrun, Inc.*	21,000	368,130

Electronic Equipment, Instruments & Components 1.2%

Benchmark Electronics, Inc.	26,900	1,287,703

Kimball Electronics, Inc.*	33,900	803,430

ScanSource, Inc.*	45,200	2,352,660

Vishay Intertechnology, Inc.	27,900	678,249

		5,122,042

Energy Equipment & Services 3.0%

DMC Global, Inc.*	78,400	1,058,400

Geospace Technologies Corp.*	13,300	124,089

Helmerich & Payne, Inc.	58,300	2,356,486

Patterson-UTI Energy, Inc.	229,800	2,525,502

ProFrac Holding Corp. (Class A Stock)*	128,200	1,190,978

ProPetro Holding Corp.*	155,100	1,487,409

Ranger Energy Services, Inc.	90,300	1,171,191

RPC, Inc.	102,800	767,916

Seadrill Ltd. (Norway)*	9,600	528,096

Select Water Solutions, Inc. (Class A Stock)	98,800	1,167,816

Solaris Oilfield Infrastructure, Inc. (Class A Stock)	30,100	395,815

		12,773,698

See Notes to Financial Statements.

6

Description	Shares	Value

COMMON STOCKS (Continued)

Entertainment 0.5%

Playtika Holding Corp.	23,800	$181,594

Sphere Entertainment Co.*(a)	43,400	1,930,432

		2,112,026

Financial Services 4.1%

Acacia Research Corp.*	7,900	42,265

Banco Latinoamericano de Comercio Exterior SA (Panama)

(Class E Stock)	43,700	1,412,821

Burford Capital Ltd.	26,400	372,504

Enact Holdings, Inc.	65,300	2,222,159

Essent Group Ltd.	50,800	3,192,272

Jackson Financial, Inc. (Class A Stock)(a)	44,400	3,909,864

Mr. Cooper Group, Inc.*	24,000	2,157,120

NMI Holdings, Inc.*	3,000	118,050

Radian Group, Inc.	98,066	3,638,249

Repay Holdings Corp.*	79,600	765,752

		17,831,056

Food Products 2.1%

B&G Foods, Inc.(a)	210,100	1,811,062

Dole PLC	176,300	2,618,055

Fresh Del Monte Produce, Inc.	96,200	2,409,810

Hain Celestial Group, Inc. (The)*	30,500	236,070

Ingredion, Inc.	8,500	1,057,145

Seaboard Corp.	200	649,582

Seneca Foods Corp. (Class A Stock)*(a)	7,600	458,584

		9,240,308

Gas Utilities 1.3%

National Fuel Gas Co.	18,000	1,054,620

Northwest Natural Holding Co.	38,700	1,547,226

ONE Gas, Inc.	6,800	473,484

Spire, Inc.	20,200	1,345,118

UGI Corp.	42,300	1,048,194

		5,468,642

Ground Transportation 0.2%

Avis Budget Group, Inc.	1,500	151,515

Ryder System, Inc.	4,900	686,784

		838,299

See Notes to Financial Statements.

PGIM Quant Solutions Small-Cap Value Fund 7

Schedule of Investments (continued)

as of July 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Health Care Equipment & Supplies 1.3%

Avanos Medical, Inc.*	44,900	$1,074,008

Omnicell, Inc.*	67,800	1,980,438

OraSure Technologies, Inc.*	234,000	1,048,320

Varex Imaging Corp.*	99,600	1,473,084

		5,575,850

Health Care Providers & Services 1.3%

AdaptHealth Corp.*	83,800	951,968

Cross Country Healthcare, Inc.*	91,700	1,672,608

OPKO Health, Inc.*(a)	69,700	98,974

Owens & Minor, Inc.*	101,900	1,673,198

Pediatrix Medical Group, Inc.*	94,500	788,130

Premier, Inc. (Class A Stock)	17,800	373,444

		5,558,322

Health Care REITs 0.6%

American Healthcare REIT, Inc.	32,800	522,832

Community Healthcare Trust, Inc.	4,200	91,392

Global Medical REIT, Inc.	32,400	309,420

Sabra Health Care REIT, Inc.	101,000	1,639,230

		2,562,874

Hotel & Resort REITs 1.5%

Apple Hospitality REIT, Inc.	51,900	767,601

Braemar Hotels & Resorts, Inc.	88,700	314,885

Chatham Lodging Trust	42,600	374,454

DiamondRock Hospitality Co.	38,200	314,386

Pebblebrook Hotel Trust	68,100	932,289

RLJ Lodging Trust	136,600	1,289,504

Service Properties Trust	194,300	1,101,681

Summit Hotel Properties, Inc.	149,400	947,196

Xenia Hotels & Resorts, Inc.	33,000	458,040

		6,500,036

Hotels, Restaurants & Leisure 0.9%

Bally’s Corp.*	58,800	1,013,124

Biglari Holdings, Inc. (Class B Stock)*	5,210	1,045,907

El Pollo Loco Holdings, Inc.*	80,100	966,006

Travel + Leisure Co.	15,800	728,222

		3,753,259

See Notes to Financial Statements.

8

Description	Shares	Value

COMMON STOCKS (Continued)

Household Durables 3.5%

Beazer Homes USA, Inc.*	26,700	$898,989

Century Communities, Inc.	3,400	356,014

Helen of Troy Ltd.*	35,000	2,068,850

Hooker Furnishings Corp.	3,700	56,499

KB Home	30,600	2,634,048

Landsea Homes Corp.*	52,200	635,796

Lifetime Brands, Inc.	9,700	83,808

M/I Homes, Inc.*	13,000	2,168,790

Meritage Homes Corp.	8,000	1,622,960

Mohawk Industries, Inc.*	8,700	1,401,309

Taylor Morrison Home Corp.*	46,900	3,146,052

		15,073,115

Industrial REITs 0.6%

Industrial Logistics Properties Trust	138,300	710,862

LXP Industrial Trust	76,800	791,040

Terreno Realty Corp.	13,400	916,694

		2,418,596

Insurance 1.9%

Ambac Financial Group, Inc.*	68,700	906,153

Employers Holdings, Inc.	21,200	1,017,812

Enstar Group Ltd.*	8,900	2,887,160

Fidelis Insurance Holdings Ltd. (United Kingdom)	77,300	1,375,167

Greenlight Capital Re Ltd. (Class A Stock)*	19,900	274,620

SiriusPoint Ltd. (Bermuda)*	125,000	1,796,250

		8,257,162

Interactive Media & Services 0.5%

Bumble, Inc. (Class A Stock)*	20,400	190,536

Ziff Davis, Inc.*	39,400	1,886,472

		2,077,008

Leisure Products 0.8%

Clarus Corp.	102,300	617,892

JAKKS Pacific, Inc.*	38,900	818,456

Latham Group, Inc.*	29,900	108,836

Malibu Boats, Inc. (Class A Stock)*	16,200	616,248

Mattel, Inc.*	38,800	748,452

See Notes to Financial Statements.

PGIM Quant Solutions Small-Cap Value Fund 9

Schedule of Investments (continued)

as of July 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Leisure Products (cont’d.)

Solo Brands, Inc. (Class A Stock)*	135,100	$322,889

Topgolf Callaway Brands Corp.*	15,900	262,350

		3,495,123

Machinery 1.7%

Allison Transmission Holdings, Inc.	13,300	1,178,247

Columbus McKinnon Corp.	3,300	125,928

Commercial Vehicle Group, Inc.*	20,400	111,180

Enpro, Inc.	900	153,846

Greenbrier Cos., Inc. (The)(a)	43,900	2,239,339

John Bean Technologies Corp.	1,000	98,380

Manitowoc Co., Inc. (The)*	111,700	1,411,888

Park-Ohio Holdings Corp.	2,100	65,562

Terex Corp.	8,000	506,080

Titan International, Inc.*	141,900	1,208,988

Twin Disc, Inc.	4,700	67,774

		7,167,212

Marine Transportation 1.0%

Costamare, Inc. (Monaco)	123,600	1,831,752

Genco Shipping & Trading Ltd.	45,600	885,096

Golden Ocean Group Ltd. (Norway)	9,100	113,022

Matson, Inc.	4,300	570,653

Pangaea Logistics Solutions Ltd.	142,200	1,032,372

		4,432,895

Media 2.9%

Advantage Solutions, Inc.*	189,000	757,890

AMC Networks, Inc. (Class A Stock)*(a)	150,100	1,670,613

Cable One, Inc.(a)	6,000	2,480,280

EchoStar Corp. (Class A Stock)*	39,600	795,168

EW Scripps Co. (The) (Class A Stock)*	172,400	648,224

Gray Television, Inc.	182,000	1,170,260

Nexstar Media Group, Inc.	3,000	554,370

Scholastic Corp.	33,600	1,052,688

TEGNA, Inc.	199,600	3,179,628

		12,309,121

Metals & Mining 1.6%

Commercial Metals Co.	29,900	1,796,990

Metallus, Inc.*	35,000	784,700

See Notes to Financial Statements.

10

Description	Shares	Value

COMMON STOCKS (Continued)

Metals & Mining (cont’d.)

Olympic Steel, Inc.	26,600	$1,348,088

Radius Recycling, Inc.	43,600	790,032

Ryerson Holding Corp.	81,700	1,943,643

SunCoke Energy, Inc.	26,400	308,880

		6,972,333

Mortgage Real Estate Investment Trusts (REITs) 3.7%

AFC Gamma, Inc.	26,400	236,808

Apollo Commercial Real Estate Finance, Inc.	178,683	1,947,645

Arbor Realty Trust, Inc.(a)	128,600	1,736,100

ARMOUR Residential REIT, Inc.	52,860	1,067,772

Blackstone Mortgage Trust, Inc. (Class A Stock)(a)	112,100	2,000,985

BrightSpire Capital, Inc.	75,700	433,761

Chicago Atlantic Real Estate Finance, Inc.	18,500	295,630

Chimera Investment Corp.	25,433	371,576

Ellington Financial, Inc.(a)	81,200	1,030,428

Franklin BSP Realty Trust, Inc.	66,300	917,592

Invesco Mortgage Capital, Inc.	69,600	631,968

KKR Real Estate Finance Trust, Inc.	25,900	297,332

Ladder Capital Corp.	110,100	1,321,200

MFA Financial, Inc.	86,500	967,935

PennyMac Mortgage Investment Trust	68,300	940,491

Ready Capital Corp.	176,804	1,640,741

		15,837,964

Multi-Utilities 1.7%

Avista Corp.	60,000	2,350,800

Black Hills Corp.	46,500	2,745,825

Northwestern Energy Group, Inc.	38,400	2,064,768

		7,161,393

Office REITs 1.5%

Brandywine Realty Trust	104,900	528,696

City Office REIT, Inc.	77,000	465,850

Douglas Emmett, Inc.	107,300	1,726,457

Paramount Group, Inc.	234,300	1,227,732

Piedmont Office Realty Trust, Inc. (Class A Stock)	122,600	1,060,490

SL Green Realty Corp.	22,400	1,492,736

		6,501,961

See Notes to Financial Statements.

PGIM Quant Solutions Small-Cap Value Fund 11

Schedule of Investments (continued)

as of July 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels 7.2%

Amplify Energy Corp.*	157,100	$1,179,821

Berry Corp.	178,500	1,224,510

Chord Energy Corp.	3,000	514,980

CNX Resources Corp.*(a)	90,400	2,392,888

Crescent Energy Co. (Class A Stock)(a)	101,200	1,237,676

Diversified Energy Co. PLC	12,100	199,045

Excelerate Energy, Inc. (Class A Stock)	60,800	1,223,904

FutureFuel Corp.	125,800	703,222

Gulfport Energy Corp.*	7,700	1,133,517

Hallador Energy Co.*	85,700	682,172

HighPeak Energy, Inc.(a)	56,600	951,446

Matador Resources Co.	7,200	442,656

Murphy Oil Corp.	71,700	2,966,946

Par Pacific Holdings, Inc.*	62,400	1,656,720

PBF Energy, Inc. (Class A Stock)	60,400	2,461,300

Peabody Energy Corp.	87,400	1,941,154

Permian Resources Corp.	11,200	171,808

SandRidge Energy, Inc.	84,600	1,149,714

Scorpio Tankers, Inc. (Monaco)	4,000	306,720

Sitio Royalties Corp. (Class A Stock)	58,400	1,422,040

SM Energy Co.	28,000	1,293,600

Talos Energy, Inc.*	36,800	435,712

Teekay Corp. (Bermuda)*	137,200	1,189,524

Teekay Tankers Ltd. (Canada) (Class A Stock)	14,500	948,880

VAALCO Energy, Inc.	42,200	302,152

Vital Energy, Inc.*(a)	33,200	1,447,852

World Kinect Corp.	57,500	1,605,975

		31,185,934

Paper & Forest Products 0.6%

Clearwater Paper Corp.*	45,500	2,523,885

Passenger Airlines 1.1%

Alaska Air Group, Inc.*	21,700	814,401

Allegiant Travel Co.	38,300	2,147,481

JetBlue Airways Corp.*(a)	67,700	433,957

SkyWest, Inc.*	2,668	213,280

Sun Country Airlines Holdings, Inc.*	94,300	1,235,330

		4,844,449

Personal Care Products 1.1%

Edgewell Personal Care Co.	41,000	1,605,150

See Notes to Financial Statements.

12

Description	Shares	Value

COMMON STOCKS (Continued)

Personal Care Products (cont’d.)

Medifast, Inc.	57,200	$1,254,396

Nu Skin Enterprises, Inc. (Class A Stock)	158,000	1,772,760

		4,632,306

Pharmaceuticals 0.7%

Jazz Pharmaceuticals PLC*	3,300	363,825

Organon & Co.	49,700	1,086,442

Pacira BioSciences, Inc.*	71,200	1,470,280

		2,920,547

Professional Services 1.7%

Alight, Inc. (Class A Stock)*	344,900	2,610,893

Asure Software, Inc.*	21,600	222,480

Concentrix Corp.	10,100	712,050

Heidrick & Struggles International, Inc.	1,300	52,182

Kelly Services, Inc. (Class A Stock)	65,600	1,543,568

Korn Ferry	4,600	339,112

Resources Connection, Inc.	60,100	716,993

TrueBlue, Inc.*	47,400	566,430

TTEC Holdings, Inc.	94,800	756,504

		7,520,212

Real Estate Management & Development 0.8%

Forestar Group, Inc.*	38,400	1,214,592

Newmark Group, Inc. (Class A Stock)	83,000	1,077,340

RE/MAX Holdings, Inc. (Class A Stock)	126,800	1,223,620

		3,515,552

Residential REITs 0.3%

Elme Communities	3,100	51,026

Independence Realty Trust, Inc.	67,300	1,255,145

		1,306,171

Retail REITs 1.6%

Acadia Realty Trust	86,900	1,880,516

InvenTrust Properties Corp.	41,900	1,180,323

Kite Realty Group Trust	54,100	1,334,106

Macerich Co. (The)	86,294	1,381,567

NETSTREIT Corp.(a)	61,700	1,016,199

See Notes to Financial Statements.

PGIM Quant Solutions Small-Cap Value Fund 13

Schedule of Investments (continued)

as of July 31, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Retail REITs (cont’d.)

Phillips Edison & Co., Inc.	1,300	$45,630

Retail Opportunity Investments Corp.	16,700	249,665

		7,088,006

Semiconductors & Semiconductor Equipment 0.8%

Alpha & Omega Semiconductor Ltd.*	24,200	1,001,880

Diodes, Inc.*	11,600	907,120

SMART Global Holdings, Inc.*	21,900	512,460

Synaptics, Inc.*	11,400	995,448

		3,416,908

Specialized REITs 0.3%

Safehold, Inc.	48,695	1,126,802

Specialty Retail 2.0%

Asbury Automotive Group, Inc.*	5,600	1,507,632

Designer Brands, Inc. (Class A Stock)	175,100	1,428,816

Foot Locker, Inc.	24,700	717,782

Gap, Inc. (The)	49,000	1,150,520

Group 1 Automotive, Inc.	2,800	1,024,016

Haverty Furniture Cos., Inc.	1,700	49,759

MarineMax, Inc.*	13,600	474,232

Monro, Inc.	50,000	1,541,000

ODP Corp. (The)*	16,300	688,675

		8,582,432

Technology Hardware, Storage & Peripherals 0.8%

Eastman Kodak Co.*	209,500	1,217,195

Xerox Holdings Corp.	186,400	2,006,596

		3,223,791

Textiles, Apparel & Luxury Goods 1.8%

Carter’s, Inc.	2,700	163,485

Crocs, Inc.*	8,100	1,088,397

G-III Apparel Group Ltd.*	85,400	2,354,478

Movado Group, Inc.	42,200	1,092,980

PVH Corp.	8,400	856,716

Rocky Brands, Inc.	24,700	846,716

Vera Bradley, Inc.*	173,000	1,190,240

		7,593,012

See Notes to Financial Statements.

14

Description	Shares	Value

COMMON STOCKS (Continued)

Tobacco 0.3%

Universal Corp.	20,400	$1,089,768

Trading Companies & Distributors 0.5%

BlueLinx Holdings, Inc.*	5,000	602,950

Boise Cascade Co.	300	42,627

DNOW, Inc.*	38,100	585,216

GATX Corp.	5,000	697,500

Rush Enterprises, Inc. (Class A Stock)	4,300	219,343

Willis Lease Finance Corp.	1,500	129,420

		2,277,056

Wireless Telecommunication Services 0.2%

Telephone & Data Systems, Inc.	39,300	833,160

TOTAL COMMON STOCKS
(cost $375,722,512)		430,379,710

UNAFFILIATED EXCHANGE-TRADED FUND 0.5%
iShares Russell 2000 Value ETF
(cost $1,981,615)	12,600	2,157,246

TOTAL LONG-TERM INVESTMENTS
(cost $377,704,127)		432,536,956

SHORT-TERM INVESTMENTS 8.3%

AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund (7-day effective yield 5.561%)(wb)	1,783,002	1,783,002
PGIM Institutional Money Market Fund (7-day effective yield 5.606%) (cost $34,128,481; includes $33,992,227 of cash collateral for securities on loan)(b)(wb)	34,185,772	34,165,261

TOTAL SHORT-TERM INVESTMENTS (cost $35,911,483)		35,948,263

TOTAL INVESTMENTS 108.7% (cost $413,615,610)		468,485,219

Liabilities in excess of other assets (8.7)%		(37,637,329)

NET ASSETS 100.0%		$430,847,890

See Notes to Financial Statements.

PGIM Quant Solutions Small-Cap Value Fund 15

Schedule of Investments (continued)

as of July 31, 2024

Below is a list of the abbreviation(s) used in the annual report:

ETF—Exchange-Traded Fund

REITs—Real Estate Investment Trust

SOFR—Secured Overnight Financing Rate

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $33,600,073; cash collateral of $33,992,227 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Air Freight & Logistics	$3,818,742	$—	$—
Automobile Components	10,744,351	—	—
Automobiles	2,165,646	—	—
Banks	88,495,346	—	—
Biotechnology	10,934,612	—	—
Broadline Retail	119,577	—	—
Building Products	2,969,735	—	—
Chemicals	7,493,289	—	—
Commercial Services & Supplies	6,577,098	—	—
Construction & Engineering	3,138,052	—	—
Consumer Finance	6,152,979	—	—
Consumer Staples Distribution & Retail	8,723,547	—	—
Containers & Packaging	3,219,791	—	—
Diversified Consumer Services	3,285,898	—	—
Diversified REITs	6,986,881	—	—
Diversified Telecommunication Services	2,347,300	—	—
Electric Utilities	118,450	—	—
Electrical Equipment	368,130	—	—

See Notes to Financial Statements.

16

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Electronic Equipment, Instruments & Components	$5,122,042	$—	$—
Energy Equipment & Services	12,773,698	—	—
Entertainment	2,112,026	—	—
Financial Services	17,831,056	—	—
Food Products	9,240,308	—	—
Gas Utilities	5,468,642	—	—
Ground Transportation	838,299	—	—
Health Care Equipment & Supplies	5,575,850	—	—
Health Care Providers & Services	5,558,322	—	—
Health Care REITs	2,562,874	—	—
Hotel & Resort REITs	6,500,036	—	—
Hotels, Restaurants & Leisure	3,753,259	—	—
Household Durables	15,073,115	—	—
Industrial REITs	2,418,596	—	—
Insurance	8,257,162	—	—
Interactive Media & Services	2,077,008	—	—
Leisure Products	3,495,123	—	—
Machinery	7,167,212	—	—
Marine Transportation	4,432,895	—	—
Media	12,309,121	—	—
Metals & Mining	6,972,333	—	—
Mortgage Real Estate Investment Trusts (REITs)	15,837,964	—	—
Multi-Utilities	7,161,393	—	—
Office REITs	6,501,961	—	—
Oil, Gas & Consumable Fuels	31,185,934	—	—
Paper & Forest Products	2,523,885	—	—
Passenger Airlines	4,844,449	—	—
Personal Care Products	4,632,306	—	—
Pharmaceuticals	2,920,547	—	—
Professional Services	7,520,212	—	—
Real Estate Management & Development	3,515,552	—	—
Residential REITs	1,306,171	—	—
Retail REITs	7,088,006	—	—
Semiconductors & Semiconductor Equipment	3,416,908	—	—
Specialized REITs	1,126,802	—	—
Specialty Retail	8,582,432	—	—
Technology Hardware, Storage & Peripherals	3,223,791	—	—
Textiles, Apparel & Luxury Goods	7,593,012	—	—
Tobacco	1,089,768	—	—
Trading Companies & Distributors	2,277,056	—	—
Wireless Telecommunication Services	833,160	—	—
Unaffiliated Exchange-Traded Fund	2,157,246	—	—

See Notes to Financial Statements.

PGIM Quant Solutions Small-Cap Value Fund 17

Schedule of Investments (continued)

as of July 31, 2024

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Short-Term Investments
Affiliated Mutual Funds	$35,948,263	$—	$—

Total	$468,485,219	$—	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2024 were as follows:

Banks	20.5%
Affiliated Mutual Funds (7.9% represents investments purchased with collateral from securities on loan)	8.3
Oil, Gas & Consumable Fuels	7.2
Financial Services	4.1
Mortgage Real Estate Investment Trusts (REITs)	3.7
Household Durables	3.5
Energy Equipment & Services	3.0
Media	2.9
Biotechnology	2.5
Automobile Components	2.5
Food Products	2.1
Consumer Staples Distribution & Retail	2.0
Specialty Retail	2.0
Insurance	1.9
Textiles, Apparel & Luxury Goods	1.8
Professional Services	1.7
Chemicals	1.7
Machinery	1.7
Multi-Utilities	1.7
Retail REITs	1.6
Diversified REITs	1.6
Metals & Mining	1.6
Commercial Services & Supplies	1.5
Office REITs	1.5
Hotel & Resort REITs	1.5
Consumer Finance	1.4
Health Care Equipment & Supplies	1.3
Health Care Providers & Services	1.3
Gas Utilities	1.3
Electronic Equipment, Instruments & Components	1.2
Passenger Airlines	1.1
Personal Care Products	1.1

Marine Transportation	1.0%
Air Freight & Logistics	0.9
Hotels, Restaurants & Leisure	0.9
Real Estate Management & Development	0.8
Leisure Products	0.8
Semiconductors & Semiconductor Equipment	0.8
Diversified Consumer Services	0.8
Technology Hardware, Storage & Peripherals	0.8
Containers & Packaging	0.8
Construction & Engineering	0.7
Building Products	0.7
Pharmaceuticals	0.7
Health Care REITs	0.6
Paper & Forest Products	0.6
Industrial REITs	0.6
Diversified Telecommunication Services	0.5
Trading Companies & Distributors	0.5
Automobiles	0.5
Entertainment	0.5
Interactive Media & Services	0.5
Unaffiliated Exchange-Traded Fund	0.5
Residential REITs	0.3
Specialized REITs	0.3
Tobacco	0.3
Ground Transportation	0.2
Wireless Telecommunication Services	0.2
Electrical Equipment	0.1
Broadline Retail	0.0	*

See Notes to Financial Statements.

18

Industry Classification (continued):

Electric Utilities	0.0 *%

108.7
Liabilities in excess of other assets	(8.7)

100.0%

*	Less than 0.05%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount

Securities on Loan	$33,600,073	$(33,600,073)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM Quant Solutions Small-Cap Value Fund 19

Statement of Assets and Liabilities

as of July 31, 2024

Assets
Investments at value, including securities on loan of $33,600,073:
Unaffiliated investments (cost $377,704,127)	$432,536,956
Affiliated investments (cost $35,911,483)	35,948,263
Receivable for Fund shares sold	425,874
Dividends receivable	249,178
Tax reclaim receivable	1,390
Prepaid expenses	163

Total Assets	469,161,824

Liabilities
Payable to broker for collateral for securities on loan	33,992,227
Payable for Fund shares purchased	3,632,530
Accrued expenses and other liabilities	400,301
Management fee payable	204,814
Distribution fee payable	67,923
Affiliated transfer agent fee payable	14,996
Trustees’ fees payable	1,143

Total Liabilities	38,313,934

Net Assets	$430,847,890

Net assets were comprised of:
Shares of beneficial interest, at par	$21,585
Paid-in capital in excess of par	349,549,134
Total distributable earnings (loss)	81,277,171

Net assets, July 31, 2024	$430,847,890

See Notes to Financial Statements.

20

Class A

Net asset value, redemption price per share,
($106,909,594 ÷ 5,329,962 shares of beneficial interest issued and outstanding)	$20.06
Maximum sales charge (5.50% of offering price)	1.17

Maximum offering price to public	$21.23

Class C

Net asset value, offering price and redemption price per share,
($1,611,808 ÷ 80,979 shares of beneficial interest issued and outstanding)	$19.90

Class R

Net asset value, offering price and redemption price per share,
($114,603,330 ÷ 5,829,354 shares of beneficial interest issued and outstanding)	$19.66

Class Z

Net asset value, offering price and redemption price per share,
($89,853,542 ÷ 4,479,279 shares of beneficial interest issued and outstanding)	$20.06

Class R2

Net asset value, offering price and redemption price per share,
($167,846 ÷ 8,387 shares of beneficial interest issued and outstanding)	$20.01

Class R4

Net asset value, offering price and redemption price per share,
($17,562 ÷ 875 shares of beneficial interest issued and outstanding)	$20.08

Class R6

Net asset value, offering price and redemption price per share,
($117,684,208 ÷ 5,856,521 shares of beneficial interest issued and outstanding)	$20.09

Net asset value per share may not recalculate due to rounding.

See Notes to Financial Statements.

PGIM Quant Solutions Small-Cap Value Fund 21

Statement of Operations

Year Ended July 31, 2024

Net Investment Income (Loss)

Income
Unaffiliated dividend income	$10,512,150
Income from securities lending, net (including affiliated income of $157,650)	160,548
Affiliated dividend income	58,860

Total income	10,731,558

Expenses
Management fee	2,364,352
Distribution fee(a)	1,074,590
Shareholder servicing fees(a)	92
Transfer agent’s fees and expenses (including affiliated expense of $95,290)(a)	377,404
Registration fees(a)	75,583
Shareholders’ reports	66,829
Custodian and accounting fees	64,978
Professional fees	40,773
Audit fee	25,440
Trustees’ fees	15,152
Miscellaneous	47,828

Total expenses	4,153,021
Less: Fee waiver and/or expense reimbursement(a)	(47,061)
Distribution fee waiver(a)	(303,769)

Net expenses	3,802,191

Net investment income (loss)	6,929,367

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on investment transactions (including affiliated of $15,760)	39,235,296
Net change in unrealized appreciation (depreciation) on investments (including affiliated of $(11,777))	18,782,247

Net gain (loss) on investment transactions	58,017,543

Net Increase (Decrease) In Net Assets Resulting From Operations	$64,946,910

(a) Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R2	Class R4	Class R6
Distribution fee	292,840	16,595	764,885	—	270	—	—
Shareholder servicing fees	—	—	—	—	88	4	—
Transfer agent’s fees and expenses	169,394	7,476	98,684	96,779	355	87	4,629
Registration fees	15,374	6,297	7,538	16,372	4,986	4,986	20,030
Fee waiver and/or expense reimbursement	(9,761)	(166)	(10,199)	(8,728)	(5,185)	(5,040)	(7,982)
Distribution fee waiver	(48,807)	—	(254,962)	—	—	—	—

See Notes to Financial Statements.

22

Statements of Changes in Net Assets

	Year Ended July 31,

	2024	2023
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$6,929,367	$8,621,951
Net realized gain (loss) on investment transactions	39,235,296	8,997,316
Net change in unrealized appreciation (depreciation) on investments	18,782,247	(13,821,917)

Net increase (decrease) in net assets resulting from operations	64,946,910	3,797,350

Dividends and Distributions
Distributions from distributable earnings
Class A	(3,211,149)	(18,748,508)
Class C	(33,875)	(409,876)
Class R	(3,288,576)	(18,678,665)
Class Z	(3,187,744)	(20,760,965)
Class R2	(3,352)	(10,666)
Class R4	(517)	(2,323)
Class R6	(4,032,077)	(18,195,989)

	(13,757,290)	(76,806,992)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	57,491,952	65,588,112
Net asset value of shares issued in reinvestment of dividends and distributions	13,559,378	74,780,619
Cost of shares purchased	(110,559,110)	(142,263,777)

Net increase (decrease) in net assets from Fund share transactions	(39,507,780)	(1,895,046)

Total increase (decrease)	11,681,840	(74,904,688)

Net Assets:

Beginning of year	419,166,050	494,070,738

End of year	$430,847,890	$419,166,050

See Notes to Financial Statements.

PGIM Quant Solutions Small-Cap Value Fund 23

Financial Highlights

Class A Shares
	Year Ended July 31,
	2024	2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$17.66	$21.09	$20.70	$11.39	$16.46
Income (loss) from investment operations:
Net investment income (loss)	0.28	0.33	0.27	0.16	0.18
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.69	(0.25)	0.38	9.31	(4.35)
Total from investment operations	2.97	0.08	0.65	9.47	(4.17)
Less Dividends and Distributions:
Dividends from net investment income	(0.41)	(0.39)	(0.26)	(0.16)	(0.48)
Distributions from net realized gains	(0.16)	(3.12)	-	-	(0.42)
Total dividends and distributions	(0.57)	(3.51)	(0.26)	(0.16)	(0.90)
Net asset value, end of year	$20.06	$17.66	$21.09	$20.70	$11.39
Total Return(b):	17.23%	2.02%	3.17%	83.49%	(27.01)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$106,910	$103,703	$117,179	$123,223	$71,928
Average net assets (000)	$97,614	$103,993	$123,533	$103,593	$92,527
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.10%	1.13%	1.09%	1.11%	1.15%
Expenses before waivers and/or expense reimbursement	1.16%	1.19%	1.15%	1.17%	1.21%
Net investment income (loss)	1.63%	1.91%	1.25%	0.95%	1.31%
Portfolio turnover rate(d)	78%	75%	62%	63%	53%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

24

Class C Shares
	Year Ended July 31,
	2024	2023		2022		2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$17.56	$21.00		$20.63		$11.39	$16.48
Income (loss) from investment operations:
Net investment income (loss)	0.05	0.11	(b)	(-	)(b)(c)	- (c)	0.05
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.64	(0.27	)(d)	0.39		9.27	(4.40)
Total from investment operations	2.69	(0.16)		0.39		9.27	(4.35)
Less Dividends and Distributions:
Dividends from net investment income	(0.19)	(0.16)		(0.02)		(0.03)	(0.32)
Distributions from net realized gains	(0.16)	(3.12)		-		-	(0.42)
Total dividends and distributions	(0.35)	(3.28)		(0.02)		(0.03)	(0.74)
Net asset value, end of year	$19.90	$17.56		$21.00		$20.63	$11.39
Total Return(e):	15.56%	0.70%		1.89%		81.41%	(27.80)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$1,612	$2,057		$2,685		$3,138	$5,782
Average net assets (000)	$1,659	$2,311		$3,025		$6,774	$8,456
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement	2.49%	2.46%		2.36%		2.19%	2.22%
Expenses before waivers and/or expense reimbursement	2.50%	2.47%		2.37%		2.20%	2.23%
Net investment income (loss)	0.30%	0.61%		(0.01)%		0.01%	0.35%
Portfolio turnover rate(g)	78%	75%		62%		63%	53%

(a)	Calculated based on average shares outstanding during the year.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)	Amount rounds to zero.
(d)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(e)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(f)	Does not include expenses of the underlying funds in which the Fund invests.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions Small-Cap Value Fund 25

Financial Highlights (continued)

Class R Shares
	Year Ended July 31,
	2024	2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$17.32	$20.75	$20.37	$11.23	$16.23
Income (loss) from investment operations:
Net investment income (loss)	0.25	0.30	0.22	0.14	0.11
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.64	(0.26)	0.38	9.15	(4.24)
Total from investment operations	2.89	0.04	0.60	9.29	(4.13)
Less Dividends and Distributions:
Dividends from net investment income	(0.39)	(0.35)	(0.22)	(0.15)	(0.45)
Distributions from net realized gains	(0.16)	(3.12)	-	-	(0.42)
Total dividends and distributions	(0.55)	(3.47)	(0.22)	(0.15)	(0.87)
Net asset value, end of year	$19.66	$17.32	$20.75	$20.37	$11.23
Total Return(b):	17.06%	1.83%	2.93%	83.14%	(27.08)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$114,603	$112,225	$113,963	$135,981	$110,953
Average net assets (000)	$101,985	$104,012	$131,067	$137,399	$116,334
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.26%	1.30%	1.29%	1.28%	1.31%
Expenses before waivers and/or expense reimbursement	1.52%	1.56%	1.55%	1.54%	1.57%
Net investment income (loss)	1.46%	1.73%	1.05%	0.88%	0.82%
Portfolio turnover rate(d)	78%	75%	62%	63%	53%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

26

Class Z Shares
	Year Ended July 31,
	2024	2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$17.66	$21.09	$20.70	$11.40	$16.46
Income (loss) from investment operations:
Net investment income (loss)	0.34	0.40	0.33	0.23	0.29
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.69	(0.26)	0.38	9.29	(4.38)
Total from investment operations	3.03	0.14	0.71	9.52	(4.09)
Less Dividends and Distributions:
Dividends from net investment income	(0.47)	(0.45)	(0.32)	(0.22)	(0.55)
Distributions from net realized gains	(0.16)	(3.12)	-	-	(0.42)
Total dividends and distributions	(0.63)	(3.57)	(0.32)	(0.22)	(0.97)
Net asset value, end of year	$20.06	$17.66	$21.09	$20.70	$11.40
Total Return(b):	17.56%	2.38%	3.42%	84.07%	(26.66)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$89,854	$99,147	$136,495	$177,808	$150,272
Average net assets (000)	$87,277	$110,217	$165,086	$199,626	$307,558
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.79%	0.82%	0.79%	0.77%	0.73%
Expenses before waivers and/or expense reimbursement	0.80%	0.83%	0.80%	0.78%	0.74%
Net investment income (loss)	1.96%	2.25%	1.56%	1.34%	2.05%
Portfolio turnover rate(d)	78%	75%	62%	63%	53%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions Small-Cap Value Fund 27

Financial Highlights (continued)

Class R2 Shares
	Year Ended July 31,
	2024	2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$17.63	$21.05	$20.65	$11.38	$16.43
Income (loss) from investment operations:
Net investment income (loss)	0.26	0.19	0.28	0.19	0.17
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.69	(0.11)	0.37	9.25	(4.32)
Total from investment operations	2.95	0.08	0.65	9.44	(4.15)
Less Dividends and Distributions:
Dividends from net investment income	(0.41)	(0.38)	(0.25)	(0.17)	(0.48)
Distributions from net realized gains	(0.16)	(3.12)	-	-	(0.42)
Total dividends and distributions	(0.57)	(3.50)	(0.25)	(0.17)	(0.90)
Net asset value, end of year	$20.01	$17.63	$21.05	$20.65	$11.38
Total Return(b):	17.13%	2.03%	3.11%	83.38%	(26.96)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$168	$102	$73	$157	$292
Average net assets (000)	$108	$88	$154	$192	$302
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.14%	1.14%	1.14%	1.14%	1.15%
Expenses before waivers and/or expense reimbursement	5.95%	6.57%	5.21%	5.24%	6.28%
Net investment income (loss)	1.48%	1.12%	1.30%	1.21%	1.26%
Portfolio turnover rate(d)	78%	75%	62%	63%	53%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

28

Class R4 Shares
	Year Ended July 31,
	2024	2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$17.68	$21.10	$20.71	$11.40	$16.46
Income (loss) from investment operations:
Net investment income (loss)	0.32	0.37	0.37	0.31	0.16
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.69	(0.24)	0.32	9.20	(4.28)
Total from investment operations	3.01	0.13	0.69	9.51	(4.12)
Less Dividends and Distributions:
Dividends from net investment income	(0.45)	(0.43)	(0.30)	(0.20)	(0.52)
Distributions from net realized gains	(0.16)	(3.12)	-	-	(0.42)
Total dividends and distributions	(0.61)	(3.55)	(0.30)	(0.20)	(0.94)
Net asset value, end of year	$20.08	$17.68	$21.10	$20.71	$11.40
Total Return(b):	17.44%	2.31%	3.29%	83.98%	(26.80)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$18	$15	$14	$245	$927
Average net assets (000)	$15	$13	$41	$237	$918
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.89%	0.89%	0.89%	0.89%	0.89%
Expenses before waivers and/or expense reimbursement	34.32%	36.45%	15.86%	4.13%	2.60%
Net investment income (loss)	1.81%	2.10%	1.78%	2.21%	1.16%
Portfolio turnover rate(d)	78%	75%	62%	63%	53%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions Small-Cap Value Fund 29

Financial Highlights (continued)

Class R6 Shares
	Year Ended July 31,
	2024	2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$17.69	$21.13	$20.73	$11.41	$16.47
Income (loss) from investment operations:
Net investment income (loss)	0.35	0.41	0.37	0.24	0.25
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.70	(0.26)	0.38	9.31	(4.33)
Total from investment operations	3.05	0.15	0.75	9.55	(4.08)
Less Dividends and Distributions:
Dividends from net investment income	(0.49)	(0.47)	(0.35)	(0.23)	(0.56)
Distributions from net realized gains	(0.16)	(3.12)	-	-	(0.42)
Total dividends and distributions	(0.65)	(3.59)	(0.35)	(0.23)	(0.98)
Net asset value, end of year	$20.09	$17.69	$21.13	$20.73	$11.41
Total Return(b):	17.67%	2.48%	3.58%	84.26%	(26.60)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$117,684	$101,918	$123,662	$226,506	$193,499
Average net assets (000)	$105,401	$99,623	$143,522	$209,675	$259,226
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.68%	0.68%	0.67%	0.66%	0.67%
Expenses before waivers and/or expense reimbursement	0.69%	0.69%	0.67%	0.66%	0.67%
Net investment income (loss)	2.02%	2.35%	1.74%	1.46%	1.83%
Portfolio turnover rate(d)	78%	75%	62%	63%	53%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

30

Notes to Financial Statements

1.	Organization

The Target Portfolio Trust (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. These financial statements relate only to the PGIM Quant Solutions Small-Cap Value Fund (the “Fund”), a series of the RIC. The fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is above average capital appreciation.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting year-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities

PGIM Quant Solutions Small-Cap Value Fund 31

Notes to Financial Statements (continued)

trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

32

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively “REITs”): The Fund invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

PGIM Quant Solutions Small-Cap Value Fund 33

Notes to Financial Statements (continued)

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency

Net Investment Income	Annually

Short-Term Capital Gains	Annually

Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

34

3.	Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services.

The Manager has entered into a subadvisory agreement with PGIM Quantitative Solutions LLC (“PGIM Quantitative Solutions” or the “Subadviser”). The Manager pays for the services of PGIM Quantitative Solutions.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended July 31, 2024, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
0.60% of average daily net assets up to $2 billion;	0.60%
0.575% of average daily net assets over $2 billion.

The Manager has contractually agreed to waive and/or reimburse up to 0.01% of the fees and expenses from the Fund through November 30, 2025, to the extent that the Fund’s net annual operating expenses and acquired fund fees and expenses (exclusive of taxes, interest, distribution and service (12b-1) fees and certain extraordinary expenses) exceed

0.68% of the Fund’s average daily net assets on an annualized basis. Separately, the Manager has contractually agreed, through November 30, 2025, to limit transfer agency, shareholder servicing, sub-transfer agency, and blue sky fees, as applicable. This contractual expense limitation excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the waiver/reimbursement and/or recoupment for that fiscal year, as applicable. The expense limitations attributable to each class are as follows:

Class	Expense Limitations
A	—%
C	—
R	—

PGIM Quant Solutions Small-Cap Value Fund 35

Notes to Financial Statements (continued)

Class	Expense Limitations

Z	—%

R2	1.14

R4	0.89

R6	—

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class C, Class R and Class R2 shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has contractually agreed through November 30, 2025 to reduce such fees of certain classes based on the average daily net assets. The distribution fees are accrued daily and payable monthly.

The Fund has adopted a Shareholder Services Plan with respect to Class R2 and Class R4 shares. Under the terms of the Shareholder Services Plan, Class R2 and Class R4 shares are authorized to compensate Prudential Mutual Fund Services LLC (“PMFS”), its affiliates or third-party service providers for services rendered to the shareholders of such Class R2 or Class R4 shares. The shareholder service fee is accrued daily and paid monthly, as applicable.

The Fund’s annual gross and net distribution rates and maximum shareholder service fee, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee	Shareholder Service Fee

A	0.30%	0.25%	N/A	%

C	1.00	1.00	N/A

R	0.75	0.50	N/A

Z	N/A	N/A	N/A

R2	0.25	0.25	0.10

R4	N/A	N/A	0.10

R6	N/A	N/A	N/A

For the year ended July 31, 2024, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges

36

to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC
A	$21,383	$ 6
C	—	18

PGIM Investments, PIMS, PMFS and PGIM Quantitative Solutions are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

PMFS, an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s and shareholder servicing agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the year ended July 31, 2024, no Rule 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended July 31, 2024, were as follows:

Cost of Purchases	Proceeds from Sales

$311,163,671	$352,718,756

PGIM Quant Solutions Small-Cap Value Fund 37

Notes to Financial Statements (continued)

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the year ended July 31, 2024, is presented as follows:

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 5.561%)(1)(wb)

$ 1,690,606	$ 57,273,717	$ 57,181,321	$ —	$ —	$ 1,783,002	1,783,002	$ 58,860

PGIM Institutional Money Market Fund (7-day effective yield 5.606%)(1)(b)(wb)

47,409,709	228,899,885	242,148,316	(11,777)	15,760	34,165,261	34,185,772	157,650(	2)

$49,100,315	$ 286,173,602	$ 299,329,637	$ (11,777)	$ 15,760	$ 35,948,263		$ 216,510

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

6. Distributions and Tax Information

The Fund has a tax year end of October 31st.

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date.

For the tax year ended October 31, 2023, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total Dividends and Distributions

$24,304,751	$52,502,241	$—	$76,806,992

For the tax year ended October 31, 2022, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total Dividends and Distributions

$7,947,582	$—	$—	$7,947,582

38

For the latest tax year ended October 31, 2023, the Fund had the following amounts of accumulated undistributed earnings on a tax basis:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains

$9,535,285	$—

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of July 31, 2024 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation

$418,939,721	$77,678,684	$(28,133,186)	$49,545,498

The difference between GAAP and tax basis was primarily attributable to deferred losses on wash sales.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four tax years up to the most recent tax year ended October 31, 2023 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a CDSC of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class R shares are available to certain retirement plans, clearing and settlement firms. Class R, Class Z, Class R2, Class R4 and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

The RIC has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

PGIM Quant Solutions Small-Cap Value Fund 39

Notes to Financial Statements (continued)

As of July 31, 2024, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares

Z	61,007	1.4%

R2	730	8.7

R4	739	84.5

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares

Affiliated	—	—%

Unaffiliated	5	77.0

Transactions in shares of beneficial interest were as follows:

Share Class	Shares	Amount

Class A
Year ended July 31, 2024:
Shares sold	139,967	$2,474,838
Shares issued in reinvestment of dividends and distributions	176,498	3,164,603
Shares purchased	(841,775)	(14,673,953)
Net increase (decrease) in shares outstanding before conversion	(525,310)	(9,034,512)
Shares issued upon conversion from other share class(es)	20,461	369,803
Shares purchased upon conversion into other share class(es)	(37,405)	(662,340)
Net increase (decrease) in shares outstanding	(542,254)	$(9,327,049)

Year ended July 31, 2023:
Shares sold	263,705	$4,541,993
Shares issued in reinvestment of dividends and distributions	1,148,652	18,435,859
Shares purchased	(1,086,591)	(18,554,840)
Net increase (decrease) in shares outstanding before conversion	325,766	4,423,012
Shares issued upon conversion from other share class(es)	21,631	356,874
Shares purchased upon conversion into other share class(es)	(31,826)	(545,947)
Net increase (decrease) in shares outstanding	315,571	$4,233,939

40

Share Class	Shares	Amount

Class C
Year ended July 31, 2024:
Shares sold	6,273	$107,810
Shares issued in reinvestment of dividends and distributions	1,859	33,351
Shares purchased	(25,713)	(429,476)
Net increase (decrease) in shares outstanding before conversion	(17,581)	(288,315)
Shares purchased upon conversion into other share class(es)	(18,601)	(334,613)
Net increase (decrease) in shares outstanding	(36,182)	$(622,928)

Year ended July 31, 2023:
Shares sold	10,881	$203,409
Shares issued in reinvestment of dividends and distributions	25,182	404,936
Shares purchased	(28,177)	(480,753)
Net increase (decrease) in shares outstanding before conversion	7,886	127,592
Shares purchased upon conversion into other share class(es)	(18,616)	(303,480)
Net increase (decrease) in shares outstanding	(10,730)	$(175,888)

Class R
Year ended July 31, 2024:
Shares sold	658,291	$11,459,934
Shares issued in reinvestment of dividends and distributions	186,851	3,288,576
Shares purchased	(1,493,541)	(25,544,215)
Net increase (decrease) in shares outstanding	(648,399)	$(10,795,705)

Year ended July 31, 2023:
Shares sold	859,848	$13,468,817
Shares issued in reinvestment of dividends and distributions	1,185,194	18,678,665
Shares purchased	(1,060,158)	(17,824,894)
Net increase (decrease) in shares outstanding	984,884	$14,322,588

Class Z
Year ended July 31, 2024:
Shares sold	727,735	$12,774,296
Shares issued in reinvestment of dividends and distributions	177,138	3,170,771
Shares purchased	(2,056,775)	(35,523,094)
Net increase (decrease) in shares outstanding before conversion	(1,151,902)	(19,578,027)
Shares issued upon conversion from other share class(es)	24,396	431,935
Shares purchased upon conversion into other share class(es)	(8,618)	(147,687)
Net increase (decrease) in shares outstanding	(1,136,124)	$(19,293,779)

PGIM Quant Solutions Small-Cap Value Fund 41

Notes to Financial Statements (continued)

Share Class	Shares	Amount

Year ended July 31, 2023:
Shares sold	898,022	$15,929,840
Shares issued in reinvestment of dividends and distributions	1,288,153	20,623,327
Shares purchased	(3,062,124)	(52,350,644)
Net increase (decrease) in shares outstanding before conversion	(875,949)	(15,797,477)
Shares issued upon conversion from other share class(es)	27,924	471,921
Shares purchased upon conversion into other share class(es)	(7,319)	(120,770)
Net increase (decrease) in shares outstanding	(855,344)	$(15,446,326)

Class R2
Year ended July 31, 2024:
Shares sold	3,932	$71,372
Shares issued in reinvestment of dividends and distributions	187	3,352
Shares purchased	(1,503)	(26,402)
Net increase (decrease) in shares outstanding	2,616	$48,322

Year ended July 31, 2023:
Shares sold	13,748	$233,381
Shares issued in reinvestment of dividends and distributions	666	10,666
Shares purchased	(12,117)	(213,945)
Net increase (decrease) in shares outstanding	2,297	$30,102

Class R4
Year ended July 31, 2024:
Shares sold	— **	$1
Shares issued in reinvestment of dividends and distributions	29	517
Shares purchased	(1)	(26)
Net increase (decrease) in shares outstanding	28	$492

Year ended July 31, 2023:
Shares sold	48	$744
Shares issued in reinvestment of dividends and distributions	145	2,323
Shares purchased	(1)	(15)
Net increase (decrease) in shares outstanding	192	$3,052

42

Share Class	Shares	Amount

Class R6
Year ended July 31, 2024:
Shares sold	1,788,861	$30,603,701
Shares issued in reinvestment of dividends and distributions	217,534	3,898,208
Shares purchased	(1,931,240)	(34,361,944)
Net increase (decrease) in shares outstanding before conversion	75,155	139,965
Shares issued upon conversion from other share class(es)	19,671	343,468
Shares purchased upon conversion into other share class(es)	(34)	(566)
Net increase (decrease) in shares outstanding	94,792	$482,867

Year ended July 31, 2023:
Shares sold	1,815,379	$31,209,928
Shares issued in reinvestment of dividends and distributions	1,037,108	16,624,843
Shares purchased	(2,952,321)	(52,838,686)
Net increase (decrease) in shares outstanding before conversion	(99,834)	(5,003,915)
Shares issued upon conversion from other share class(es)	10,923	187,231
Shares purchased upon conversion into other share class(es)	(2,787)	(45,829)
Net increase (decrease) in shares outstanding	(91,698)	$(4,862,513)

**	Less than 1 share.

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	9/29/2023 - 9/26/2024	9/30/2022 – 9/28/2023
Total Commitment	$ 1,200,000,000	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager

PGIM Quant Solutions Small-Cap Value Fund 43

Notes to Financial Statements (continued)

to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund utilized the SCA during the year ended July 31, 2024. The average daily balance for the 44 days that the Fund had loans outstanding during the period was approximately $870,000, borrowed at a weighted average interest rate of 6.43%. The maximum loan outstanding amount during the period was $4,041,000. At July 31, 2024, the Fund did not have an outstanding loan amount.

9.	Risks of Investing in the Fund

The Fund’s principal risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Financials Sector Risk: Banks and other financial services companies can be adversely affected by, among other things, regulatory changes, interest rate movements, the availability of capital and cost to borrow, and the rate of debt defaults.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

44

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

PGIM Quant Solutions Small-Cap Value Fund 45

Notes to Financial Statements (continued)

Model Design Risk: The subadviser uses certain quantitative models to help guide its investment decisions. The design of the underlying models may be flawed or incomplete. The investment models the subadviser uses are based on historical and theoretical underpinnings that it believes are sound. There can be no guarantee, however, that these underpinnings will correlate with security price behavior in the manner assumed by the subadviser’s models. Additionally, the quantitative techniques that underlie the subadviser’s portfolio construction processes may fail to fully anticipate important risks.

Model Implementation Risk: While the subadviser strives to mitigate the likelihood of material implementation errors, it is impossible to completely eliminate the risk of error in the implementation of the computer models that guide the subadviser’s quantitative investment processes. Additionally, it may be difficult to implement model recommendations in volatile and rapidly changing market conditions.

Real Estate Investment Trust (“REIT”) Risk: Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs may be more volatile and/or more illiquid than other types of equity securities. REITs (especially mortgage REITs) are subject to interest rate risks. REITs may incur significant amounts of leverage. The Fund will indirectly bear a portion of the expenses, including management fees, paid by each REIT in which it invests, in addition to the expenses of the Fund.

REITs must also meet certain requirements under the Internal Revenue Code of 1986, as amended (the Code) to avoid entity level tax and be eligible to pass-through certain tax attributes of their income to shareholders. REITs are consequently subject to the risk of failing to meet these requirements for favorable tax treatment and of failing to maintain their exemptions from registration under the Investment Company Act of 1940. REITs are subject to the risks of changes in the Code affecting their tax status.

Small Company Risk: Small company stocks present above-average risks in comparison to larger companies. Small companies usually offer a smaller range of products and services than larger companies. Smaller companies may also have limited financial resources and may lack management expertise. As a result, stocks issued by smaller companies may be comparatively less liquid and fluctuate in value more than the stocks of larger, more established companies.

46

Value Style Risk: Since the Fund follows a value investment style, there is the risk that the value style may be out of favor for long periods of time, that the market will not recognize a security’s intrinsic value for a long time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. In addition, the Fund’s value investment style may go out of favor with investors, negatively affecting the Fund’s performance. If the Fund’s assessment of market conditions or a company’s value is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds.

PGIM Quant Solutions Small-Cap Value Fund 47

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The Target Portfolio Trust and Shareholders of PGIM Quant Solutions Small-Cap Value Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of PGIM Quant Solutions Small-Cap Value Fund (one of the funds constituting The Target Portfolio Trust, referred to hereafter as the “Fund”) as of July 31, 2024, the related statement of operations for the year ended July 31, 2024, the statements of changes in net assets for each of the two years in the period ended July 31, 2024, including the related notes, and the financial highlights for each of the four years in the period ended July 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended July 31, 2024 and the financial highlights for each of the four years in the period ended July 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

The financial statements of the Fund as of and for the year ended July 31, 2020 and the financial highlights for the year ended July 31, 2020 (not presented herein, other than the financial highlights) were audited by other auditors whose report dated September 16, 2020 expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2024 by correspondence with the custodian, transfer agent and broker. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
New York, New York
September 20, 2024

We have served as the auditor of one or more investment companies in the PGIM Retail Funds complex since 2020.

48

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies-None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – Included as part of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract.

Approval of Advisory Agreements

PGIM Quant Solutions Small-Cap Value Fund

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of PGIM Quant Solutions Small-Cap Value Fund (the “Fund”)1 consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established five standing committees: the Audit Committee, the Nominating and Governance Committee, the Compliance Committee and two Investment Committees. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreement with PGIM Quantitative Solutions LLC (“PGIM Quantitative Solutions”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on May 28 and June 4-6, 2024 (the “Board Meeting”) and approved the renewal of the agreements through July 31, 2025, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments and PGIM Quantitative Solutions. Also, the Board considered comparisons with other mutual funds in relevant peer universes and peer groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadviser, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve an

1  PGIM Quant Solutions Small-Cap Value Fund is a series of The Target Portfolio Trust.

PGIM Quant Solutions Small-Cap Value Fund

Approval of Advisory Agreements (continued)

agreement with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular and special Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the Board Meeting.

The Trustees determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and PGIM Quantitative Solutions, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for the Fund as part of its consideration of agreements for multiple funds, but its approvals were made on a fund-by-fund basis.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments and PGIM Quantitative Solutions. The Board noted that PGIM Quantitative Solutions is affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of accounting oversight, fund recordkeeping, compliance and other services to the Fund, such as PGIM Investments’ role as administrator for the Fund’s liquidity risk management program and as valuation designee. With respect to PGIM Investments’ oversight of the subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Trustees of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by PGIM Quantitative Solutions, including investment research and security selection as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadviser, as well as PGIM Investments’ recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

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The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund and PGIM Quantitative Solutions, and also considered the qualifications, backgrounds and responsibilities of the PGIM Quantitative Solutions portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’ and PGIM Quantitative Solutions’ organizational structure, senior management, investment operations, and other relevant information pertaining to PGIM Investments and PGIM Quantitative Solutions. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to PGIM Investments and PGIM Quantitative Solutions.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Fund by PGIM Quantitative Solutions, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments and PGIM Quantitative Solutions under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct and indirect costs, and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale can be shared

PGIM Quant Solutions Small-Cap Value Fund

Approval of Advisory Agreements (continued)

with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments and PGIM Quantitative Solutions

The Board considered potential ancillary benefits that might be received by PGIM Investments, PGIM Quantitative Solutions and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), and benefits to its reputation as well as other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by PGIM Quantitative Solutions included its ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments and PGIM Quantitative Solutions were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, five- and ten-year periods ended December 31, 2023.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended July 31, 2023. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a peer group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

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The mutual funds included in the peer universe, which was used to consider performance, and the peer group, which was used to consider expenses and fees, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental peer universe or peer group information for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the peer universe, actual management fees with the peer group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the peer group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	2nd Quartile	3rd Quartile	2nd Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Fund outperformed its benchmark index over all periods.

•

The Board and PGIM Investments agreed to retain the Fund’s existing contractual waiver of up to 0.01% to the extent that the Fund’s annual operating expenses and acquired fund fees and expenses (exclusive of certain fees and expenses) exceed 0.68% through November 30, 2024.

•

The Board and PGIM Investments also agreed to continue the Fund’s existing expense cap, which (exclusive of certain fees and expenses) caps transfer agency, shareholder servicing, sub-transfer agency and blue sky fees to the extent that such fees cause the total annual fund operating expenses to exceed 1.14% for Class R2 shares and 0.89% for Class R4 shares through November 30, 2024.

•

In addition, PGIM Investments will waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class and has agreed that total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares.

•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

* * *

After full consideration of these factors, the Board concluded that approval of the agreements was in the best interests of the Fund and its shareholders.

PGIM Quant Solutions Small-Cap Value Fund

THE TARGET PORTFOLIO TRUST

PGIM Core Bond Fund

PGIM Corporate Bond Fund

FINANCIAL STATEMENTS AND OTHER INFORMATION

JULY 31, 2024

Table of Contents	Financial Statements and Other Information	July 31, 2024

Form N-CSR Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Glossary	1
PGIM Core Bond Fund	2
PGIM Corporate Bond Fund	72
Notes to Financial Statements	102

Other Information - Form N-CSR Items 8-11

Glossary

The following abbreviations are used in the Funds’ descriptions:

EUR—Euro

USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

A—Annual payment frequency for swaps

Aces—Alternative Credit Enhancements Securities

BABs—Build America Bonds

BARC—Barclays Bank PLC

BOA—Bank of America, N.A.

CDX—Credit Derivative Index

CGM—Citigroup Global Markets, Inc.

CLO—Collateralized Loan Obligation

CME—Chicago Mercantile Exchange

CMT—Constant Maturity Treasury

COFI—Cost of Funds Index

DAC—Designated Activity Company

DB—Deutsche Bank AG

ETF—Exchange-Traded Fund

FHLMC—Federal Home Loan Mortgage Corporation

GMTN—Global Medium Term Note

GSI—Goldman Sachs International

IO—Interest Only (Principal amount represents notional)

JPM—JPMorgan Chase Bank N.A.

LP—Limited Partnership

MTN—Medium Term Note

OTC—Over-the-counter

PJSC—Public Joint-Stock Company

PO—Principal Only

Q—Quarterly payment frequency for swaps

REITs—Real Estate Investment Trust

REMIC—Real Estate Mortgage Investment Conduit

SOFR—Secured Overnight Financing Rate

STRIPs—Separate Trading of Registered Interest and Principal of Securities

T—Swap payment upon termination

TBA—To Be Announced

USOIS—United States Overnight Index Swap

PGIM Core Bond Fund

Schedule of Investments

as of July 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 100.3%

ASSET-BACKED SECURITIES 20.2%

Automobiles 4.7%

AmeriCredit Automobile Receivables Trust,
Series 2021-02, Class C	1.010%	01/19/27	1,300	$1,245,892
Series 2021-03, Class C	1.410	08/18/27	1,400	1,326,566
Series 2023-01, Class C	5.800	12/18/28	2,100	2,136,589
Series 2023-02, Class C	6.000	07/18/29	900	924,875
Avis Budget Rental Car Funding AESOP LLC,
Series 2021-01A, Class A, 144A	1.380	08/20/27	3,500	3,264,379
Series 2021-02A, Class A, 144A	1.660	02/20/28	3,800	3,509,451
Series 2022-01A, Class A, 144A	3.830	08/21/28	4,800	4,654,107
Series 2023-02A, Class A, 144A	5.200	10/20/27	1,800	1,803,107
Series 2023-08A, Class A, 144A	6.020	02/20/30	2,600	2,696,512
Series 2024-01A, Class A, 144A	5.360	06/20/30	1,900	1,928,728
Series 2024-03A, Class A, 144A	5.230	12/20/30	2,500	2,517,459
BOF VII AL Funding Trust I,
Series 2023-CAR03, Class A2, 144A	6.291	07/26/32	2,080	2,100,169
Series 2023-CAR03, Class B, 144A	6.632	07/26/32	807	815,650
CarMax Auto Owner Trust,
Series 2021-02, Class C	1.340	02/16/27	1,100	1,062,259
Series 2021-04, Class C	1.380	07/15/27	800	757,448
Series 2022-01, Class C	2.200	11/15/27	1,300	1,236,888
Series 2022-01, Class D	2.470	07/17/28	600	569,285
Chesapeake Funding II LLC, Series 2024-01A, Class A1, 144A	5.520	05/15/36	1,427	1,434,666
Ford Credit Auto Owner Trust,
Series 2020-02, Class A, 144A	1.060	04/15/33	1,100	1,048,327
Series 2021-01, Class B, 144A	1.610	10/17/33	630	593,047
Series 2021-02, Class B, 144A	1.910	05/15/34	600	559,686
Series 2023-01, Class A, 144A	4.850	08/15/35	4,200	4,219,725
Series 2023-02, Class A, 144A	5.280	02/15/36	2,800	2,862,499
Ford Credit Floorplan Master Owner Trust, Series 2020-02, Class A	1.060	09/15/27	2,800	2,677,412
GM Financial Consumer Automobile Receivables Trust,
Series 2023-04, Class B	6.160	04/16/29	1,100	1,138,578
Series 2023-04, Class C	6.410	05/16/29	700	726,007
GM Financial Revolving Receivables Trust,
Series 2021-01, Class B, 144A	1.490	06/12/34	200	184,908
Series 2023-02, Class A, 144A	5.770	08/11/36	500	521,214
Series 2024-01, Class A, 144A	4.980	12/11/36	2,600	2,640,460

See Notes to Financial Statements.

PGIM Core Bond Fund

Schedule of Investments (continued)

as of July 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Automobiles (cont’d.)

Hertz Vehicle Financing III LLC, Series 2023-01A, Class A, 144A	5.490%	06/25/27	3,800	$3,816,697
Hertz Vehicle Financing III LP, Series 2021-02A, Class A, 144A	1.680	12/27/27	1,900	1,758,529
Hertz Vehicle Financing LLC, Series 2022-02A, Class A, 144A	2.330	06/26/28	5,500	5,086,627
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A	3.630	09/14/27	2,842	2,807,772
Series 2021-01A, Class B, 144A	1.260	07/14/28	2,700	2,543,229
Series 2023-01A, Class A, 144A	5.410	11/14/29	4,800	4,828,125
Santander Drive Auto Receivables Trust,
Series 2021-02, Class D	1.350	07/15/27	1,566	1,528,902
Series 2022-01, Class C	2.560	04/17/28	1,615	1,599,492
Series 2023-01, Class C	5.090	05/15/30	800	799,093
Series 2023-03, Class C	5.770	11/15/30	1,500	1,524,901
Series 2023-04, Class C	6.040	12/15/31	2,500	2,561,223
Series 2023-06, Class B	5.980	04/16/29	1,100	1,122,529
Series 2023-06, Class C	6.400	03/17/31	300	311,491
Series 2024-02, Class C	5.840	06/17/30	1,000	1,020,337
SFS Auto Receivables Securitization Trust,
Series 2023-01A, Class B, 144A	5.710	01/22/30	300	305,210
Series 2023-01A, Class C, 144A	5.970	02/20/31	500	512,534
Toyota Auto Loan Extended Note Trust, Series 2020-01A, Class A, 144A	1.350	05/25/33	1,000	968,802
Wheels Fleet Lease Funding LLC,
Series 2023-01A, Class A, 144A	5.800	04/18/38	3,951	3,956,333
Series 2024-01A, Class A1, 144A	5.490	02/18/39	3,000	3,023,314
World Omni Select Auto Trust, Series 2021-A, Class C	1.090	11/15/27	600	574,380

				91,805,413

Collateralized Loan Obligations 13.7%

AGL CLO Ltd. (Cayman Islands), Series 2021-14A, Class A, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.694(c)	12/02/34	5,250	5,251,531
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2019-11A, Class AR2, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)	6.873(c)	07/22/37	10,000	10,013,596

See Notes to Financial Statements.

PGIM Core Bond Fund 3

PGIM Core Bond Fund

Schedule of Investments (continued)

as of July 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Anchorage Capital CLO Ltd. (Cayman Islands), (cont’d.)
Series 2021-17A, Class A1, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	6.733%(c)	07/15/34	6,500	$6,504,149
Apidos CLO Ltd. (United Kingdom), Series 2023-44A, Class A1, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)	7.279(c)	04/26/35	7,500	7,526,268
Bain Capital Credit CLO Ltd. (Cayman Islands), Series 2019-03A, Class AR, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.422%)	6.704(c)	10/21/34	6,500	6,506,126
Balboa Bay Loan Funding Ltd. (Cayman Islands), Series 2020-01A, Class AR, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)	6.664(c)	01/20/32	4,950	4,953,665
Series 2021-01A, Class A, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.462%)	6.744(c)	07/20/34	3,100	3,105,119
Barings CLO Ltd. (Cayman Islands), Series LP-02A, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	6.644(c)	01/20/34	11,750	11,761,121
Battalion CLO Ltd. (Cayman Islands), Series 2015-08A, Class A1R2, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)	6.611(c)	07/18/30	503	503,933
Series 2015-09A, Class AR, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	6.663(c)	07/15/31	4,264	4,273,061
Series 2016-10A, Class A1R2, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	6.715(c)	01/25/35	400	400,377
Series 2017-11A, Class AR, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.695(c)	04/24/34	5,500	5,506,771
Series 2019-16A, Class AR, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)	6.664(c)	12/19/32	3,250	3,257,996
Carlyle US CLO Ltd. (Cayman Islands), Series 2021-05A, Class A1, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)	6.664(c)	07/20/34	7,000	7,018,714
CBAM Ltd. (Cayman Islands), Series 2020-12A, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)	6.724(c)	07/20/34	8,500	8,520,116
CIFC Funding Ltd. (Cayman Islands), Series 2021-05A, Class A, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.402%)	6.703(c)	07/15/34	2,000	2,004,385
Clover CLO Ltd. (Cayman Islands), Series 2019-02A, Class AR, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.362%)	6.646(c)	10/25/33	11,000	11,008,216

See Notes to Financial Statements.

PGIM Core Bond Fund

Schedule of Investments (continued)

as of July 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Crown Point CLO Ltd. (Cayman Islands), Series 2021-11A, Class A, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)	6.667%(c)	01/17/34	5,500	$5,503,013
Elevation CLO Ltd. (Cayman Islands), Series 2021-12A, Class A1R, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)	6.902(c)	04/20/37	10,000	10,055,220
Series 2021-13A, Class A1, 144A, 3 Month SOFR + 1.452% (Cap N/A, Floor 1.190%)	6.753(c)	07/15/34	3,500	3,501,594
Elmwood CLO Ltd. (Cayman Islands), Series 2019-02A, Class AR, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.412%)	6.694(c)	04/20/34	7,000	7,005,928
Generate CLO Ltd. (Cayman Islands), Series 02A, Class AR, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.694(c)	01/22/31	269	269,178
Greywolf CLO Ltd. (Cayman Islands), Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 0.000%)	6.569(c)	04/26/31	584	584,491
Series 2020-03RA, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.290%)	6.832(c)	04/15/33	6,500	6,520,204
HPS Loan Management Ltd. (Cayman Islands), Series 2015-06A, Class A1R, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 0.000%)	6.598(c)	02/05/31	109	108,760
Series 2016-10A, Class A1RR, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.140%)	6.684(c)	04/20/34	7,375	7,383,186
ICG US CLO Ltd. (Cayman Islands), Series 2015-02RA, Class A1, 144A, 3 Month SOFR + 1.632% (Cap N/A, Floor 1.370%)	6.918(c)	01/16/33	1,375	1,376,233
Series 2020-01A, Class AR, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)	6.744(c)	01/20/35	9,000	9,022,391
KKR CLO Ltd. (Cayman Islands), Series 11, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)	6.743(c)	01/15/31	299	298,716
Madison Park Funding Ltd. (Cayman Islands), Series 2015-18A, Class ARR, 144A, 3 Month SOFR + 1.202% (Cap N/A, Floor 0.940%)	6.484(c)	10/21/30	9,848	9,857,722
MidOcean Credit CLO (Cayman Islands), Series 2014-03A, Class A1R, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)	6.664(c)	04/21/31	340	340,544
Series 2018-09A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.694(c)	07/20/31	582	582,159

See Notes to Financial Statements.

PGIM Core Bond Fund 5

PGIM Core Bond Fund

Schedule of Investments (continued)

as of July 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Mountain View CLO Ltd. (Cayman Islands), Series 2015-09A, Class A1R, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 0.000%)	6.683%(c)	07/15/31	1,545	$1,545,303
Northwoods Capital Ltd. (Cayman Islands), Series 2017-15A, Class A1R, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.472%)	6.815(c)	06/20/34	9,750	9,757,313
Series 2019-20A, Class A1R, 144A, 3 Month SOFR + 1.592% (Cap N/A, Floor 1.330%)	6.876(c)	01/25/32	2,157	2,160,252
Oaktree CLO Ltd. (Cayman Islands), Series 2020-01A, Class AR, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.713(c)	07/15/34	5,000	5,007,354
Ocean Trails CLO (Cayman Islands), Series 2014-05A, Class ARR, 144A, 3 Month SOFR + 1.542% (Cap N/A, Floor 1.280%)	6.843(c)	10/13/31	5,033	5,037,015
OCP CLO Ltd. (Cayman Islands), Series 2015-09A, Class A1R2, 144A, 3 Month SOFR + 1.250% (Cap N/A, Floor 1.250%)	6.551(c)	01/15/33	3,500	3,506,300
OZLM Ltd. (Cayman Islands), Series 2015-11A, Class A1R, 144A, 3 Month SOFR + 1.512% (Cap N/A, Floor 0.000%)	6.767(c)	10/30/30	26	26,001
Palmer Square CLO Ltd. (Cayman Islands), Series 2014-01A, Class A1R2, 144A, 3 Month SOFR + 1.392% (Cap N/A, Floor 1.130%)	6.677(c)	01/17/31	170	170,023
Series 2015-01A, Class A1A4, 144A, 3 Month SOFR + 1.392% (Cap N/A, Floor 1.392%)	6.717(c)	05/21/34	7,000	7,002,367
Regatta Funding Ltd. (Cayman Islands), Series 2016-01A, Class A1R2, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.755(c)	06/20/34	6,500	6,506,322
Series 2016-01A, Class AR2, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)	6.704(c)	04/20/34	9,750	9,769,666
Romark WM-R Ltd. (Cayman Islands), Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)	6.574(c)	04/20/31	672	672,340
Sixth Street CLO Ltd. (Cayman Islands), Series 2020-16A, Class A1R, 144A, 3 Month SOFR + 1.790% (Cap N/A, Floor 1.790%)	7.072(c)	01/20/37	4,750	4,775,875
Sound Point CLO Ltd. (Cayman Islands), Series 2013-01A, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.332%)	6.611(c)	01/26/31	545	545,273

See Notes to Financial Statements.

PGIM Core Bond Fund

Schedule of Investments (continued)

as of July 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Sound Point CLO Ltd. (Cayman Islands), (cont’d.)
Series 2019-01A, Class AR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)	6.624%(c)	01/20/32	1,134	$1,136,316
Series 2019-02A, Class AR, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	6.733(c)	07/15/34	2,200	2,201,066
Symphony CLO Ltd. (Cayman Islands), Series 2016-18A, Class A1RR, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	6.645(c)	07/23/33	4,250	4,260,416
Telos CLO Ltd. (Cayman Islands), Series 2013-04A, Class AR, 144A, 3 Month SOFR + 1.502% (Cap N/A, Floor 0.000%)	6.787(c)	01/17/30	217	217,768
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2020-01A, Class A1R, 144A, 3 Month SOFR + 1.570% (Cap N/A, Floor 1.570%)	6.852(c)	07/20/37	12,000	12,064,531
Tikehau US CLO Ltd. (Bermuda), Series 2022-02A, Class A1R, 144A, 3 Month SOFR + 1.870% (Cap N/A, Floor 1.870%)	7.152(c)	01/20/36	10,500	10,509,505
Series 2023-01A, Class A1, 144A, 3 Month SOFR + 2.200% (Cap N/A, Floor 2.200%)	7.501(c)	07/15/34	5,500	5,548,519
Trimaran Cavu Ltd., Series 2019-01A, Class A1, 144A, 3 Month SOFR + 1.722% (Cap N/A, Floor 1.460%)	7.004(c)	07/20/32	1,250	1,251,346
Voya CLO Ltd. (Cayman Islands), Series 2013-01A, Class A1AR, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 0.000%)	6.773(c)	10/15/30	289	290,071
Series 2016-01A, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)	6.614(c)	01/20/31	501	501,880
Wellfleet CLO Ltd. (Cayman Islands), Series 2018-01A, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	6.647(c)	07/17/31	1,271	1,274,273
Series 2020-01A, Class A1AR, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)	6.501(c)	04/15/33	11,000	11,000,470
Zais CLO Ltd. (Cayman Islands), Series 2017-02A, Class A, 144A, 3 Month SOFR + 1.552% (Cap N/A, Floor 0.000%)	6.853(c)	04/15/30	45	45,295

				267,307,343

See Notes to Financial Statements.

PGIM Core Bond Fund 7

PGIM Core Bond Fund

Schedule of Investments (continued)

as of July 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Consumer Loans 1.0%

Affirm Asset Securitization Trust, Series 2024-A, Class 1A, 144A	5.610%	02/15/29	6,300	$6,327,275
GreenSky Home Improvement Trust, Series 2024-01, Class A2, 144A	5.880	07/25/59	1,100	1,100,219
OneMain Financial Issuance Trust, Series 2020-02A, Class A, 144A	1.750	09/14/35	2,600	2,456,018
Series 2021-01A, Class A2, 144A, 30 Day Average SOFR + 0.760% (Cap N/A, Floor 0.000%)	6.097(c)	06/16/36	2,800	2,797,501
Series 2022-02A, Class A, 144A	4.890	10/14/34	2,360	2,347,594
Series 2023-02A, Class A1, 144A	5.840	09/15/36	5,300	5,411,320

				20,439,927

Credit Cards 0.1%

Citibank Credit Card Issuance Trust, Series 2018-A07, Class A7	3.960	10/13/30	2,100	2,058,644

Equipment 0.1%

MMAF Equipment Finance LLC, Series 2017-B, Class A5, 144A	2.720	06/15/40	259	255,921
Series 2019-A, Class A5, 144A	3.080	11/12/41	416	410,453
Series 2019-B, Class A5, 144A	2.290	11/12/41	1,200	1,143,236

				1,809,610

Home Equity Loans 0.3%

RCKT Mortgage Trust, Series 2024-CES03, Class A1A, 144A	6.591(cc)	05/25/44	970	983,596
Towd Point HE Trust, Series 2023-01, Class A1A, 144A	6.875	02/25/63	346	346,204
Towd Point Mortgage Trust, Series 2023-CES02, Class A1A, 144A	7.294(cc)	10/25/63	1,217	1,240,767
Series 2024-CES01, Class A1A, 144A	5.848(cc)	01/25/64	274	274,071
Series 2024-CES03, Class A1, 144A	6.290(cc)	05/25/64	2,641	2,659,499

				5,504,137

Other 0.0%

Home Partners of America Trust, Series 2021-03, Class A, 144A	2.200	01/17/41	1,096	978,120

See Notes to Financial Statements.

PGIM Core Bond Fund

Schedule of Investments (continued)

as of July 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Student Loans 0.3%

Commonbond Student Loan Trust,
Series 2017-BGS, Class A1, 144A	2.680%	09/25/42	148	$135,744
Series 2018-AGS, Class A1, 144A	3.210	02/25/44	112	104,267
Series 2020-AGS, Class A, 144A	1.980	08/25/50	503	445,933
ELFI Graduate Loan Program LLC,
Series 2020-A, Class A, 144A	1.730	08/25/45	845	754,409
Laurel Road Prime Student Loan Trust,
Series 2019-A, Class A2FX, 144A	2.730	10/25/48	36	35,140
Navient Private Education Refi Loan Trust,
Series 2018-CA, Class A2, 144A	3.520	06/16/42	4	4,472
Series 2019-CA, Class A2, 144A	3.130	02/15/68	181	176,042
Series 2020-BA, Class A2, 144A	2.120	01/15/69	413	386,839
Series 2020-DA, Class A, 144A	1.690	05/15/69	305	283,357
Pennsylvania Higher Education Assistance Agency,
Series 2021-01A, Class A, 144A, 30 Day Average SOFR + 0.644% (Cap N/A, Floor 0.530%)	5.992(c)	05/25/70	1,198	1,187,949
SoFi Professional Loan Program LLC,
Series 2017-F, Class A2FX, 144A	2.840	01/25/41	131	128,417
Series 2019-A, Class A2FX, 144A	3.690	06/15/48	279	272,531
Series 2019-C, Class A2FX, 144A	2.370	11/16/48	355	336,468
SoFi Professional Loan Program Trust,
Series 2018-B, Class A2FX, 144A	3.340	08/25/47	105	103,467
Series 2020-A, Class A2FX, 144A	2.540	05/15/46	661	621,624
Series 2020-C, Class AFX, 144A	1.950	02/15/46	360	332,291

				5,308,950

TOTAL ASSET-BACKED SECURITIES (cost $396,080,253)				395,212,144

COMMERCIAL MORTGAGE-BACKED SECURITIES 13.8%
Arbor Multifamily Mortgage Securities Trust,
Series 2020-MF01, Class A4, 144A	2.495	05/15/53	5,500	4,884,128
Series 2021-MF02, Class A4, 144A	2.252	06/15/54	8,900	7,565,675
Assurant Commercial Mortgage Trust,
Series 2016-01A, Class AS, 144A	3.172	05/15/49	110	108,303
BANK,
Series 2019-BN17, Class A3	3.456	04/15/52	4,116	3,892,548
Series 2019-BN20, Class A2	2.758	09/15/62	5,531	5,025,137
Series 2019-BN23, Class A2	2.669	12/15/52	2,198	1,969,707

See Notes to Financial Statements.

PGIM Core Bond Fund 9

PGIM Core Bond Fund

Schedule of Investments (continued)

as of July 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)

BANK, (cont’d.)
Series 2020-BN25, Class A4	2.399%	01/15/63	4,300	$3,827,533
Series 2020-BN26, Class A3	2.155	03/15/63	5,000	4,321,110
Series 2020-BN27, Class A4	1.901	04/15/63	4,700	3,912,669
Series 2020-BN29, Class A3	1.742	11/15/53	2,600	2,123,154
Series 2021-BN32, Class A4	2.349	04/15/54	9,000	7,807,719
Series 2021-BN34, Class A4	2.156	06/15/63	7,000	5,772,602
Series 2021-BN38, Class A4	2.275	12/15/64	5,700	4,775,736
BANK5,
Series 2024-5YR7, Class A3	5.769	06/15/57	6,250	6,440,279
Barclays Commercial Mortgage Securities Trust, Series 2016-ETC, Class A, 144A	2.937	08/14/36	500	464,559
Series 2018-TALL, Class A, 144A, 1 Month SOFR + 0.919% (Cap N/A, Floor 0.872%)	6.248(c)	03/15/37	6,000	5,640,000
Series 2020-C07, Class A4	1.786	04/15/53	5,700	4,847,708
Series 2021-C10, Class ASB	2.268	07/15/54	5,275	4,764,159
Series 2023-C21, Class A2	6.296(cc)	09/15/56	3,500	3,664,670
Series 2023-C22, Class A2	6.728	11/15/56	5,600	5,929,937
Benchmark Mortgage Trust,
Series 2018-B01, Class A4	3.402	01/15/51	681	658,323
Series 2018-B03, Class A4	3.761	04/10/51	1,150	1,110,232
Series 2019-B10, Class A3	3.455	03/15/62	2,492	2,342,553
Series 2020-B17, Class A4	2.042	03/15/53	1,800	1,524,344
Series 2020-B21, Class A4	1.704	12/17/53	2,600	2,195,014
Series 2020-IG03, Class A2, 144A	2.475	09/15/48	5,059	4,952,211
Series 2021-B24, Class A3	2.010	03/15/54	2,600	2,278,031
Series 2021-B31, Class A4	2.420	12/15/54	6,400	5,407,380
Series 2023-B38, Class A2	5.626	04/15/56	6,000	6,014,117
Series 2023-B39, Class A2	6.574(cc)	07/15/56	7,000	7,272,822
Series 2023-V03, Class A3	6.363(cc)	07/15/56	7,000	7,306,554
BMARK,
Series 2023-V04, Class A3	6.841(cc)	11/15/56	7,000	7,447,983
BMO Mortgage Trust,
Series 2023-05C01, Class A3	6.534(cc)	08/15/56	7,200	7,558,970
Series 2023-05C02, Class A3	7.055(cc)	11/15/56	9,000	9,704,425
Cantor Commercial Real Estate Lending, Series 2019-CF03, Class A3	2.752	01/15/53	2,900	2,567,701
CD Mortgage Trust,
Series 2016-CD01, Class A3	2.459	08/10/49	692	654,005
Series 2019-CD08, Class A3	2.657	08/15/57	2,700	2,439,998
CF Mortgage Trust,
Series 2020-P01, Class A1, 144A	2.840(cc)	04/15/25	2,809	2,737,396

See Notes to Financial Statements.

PGIM Core Bond Fund

Schedule of Investments (continued)

as of July 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)

CFCRE Commercial Mortgage Trust,
Series 2016-C07, Class A2	3.585%	12/10/54	1,760	$1,684,267
Citigroup Commercial Mortgage Trust,
Series 2015-GC27, Class A4	2.878	02/10/48	1,132	1,129,251
Series 2015-GC31, Class A4	3.762	06/10/48	2,625	2,563,060
Series 2016-C03, Class A3	2.896	11/15/49	703	670,594
Series 2016-P03, Class A3	3.063	04/15/49	7,305	7,107,378
Series 2017-P08, Class A3	3.203	09/15/50	1,700	1,623,762
Series 2019-C07, Class A3	2.860	12/15/72	1,120	1,017,642
Series 2019-GC41, Class A4	2.620	08/10/56	3,000	2,699,178
Commercial Mortgage Trust,
Series 2015-DC01, Class A5	3.350	02/10/48	5,140	5,079,381
Series 2015-PC01, Class A4	3.620	07/10/50	824	817,958
Series 2016-COR01, Class A3	2.826	10/10/49	792	753,419
CSAIL Commercial Mortgage Trust,
Series 2017-C08, Class A3	3.127	06/15/50	1,084	1,021,084
Series 2021-C20, Class A2	2.486	03/15/54	5,474	4,817,012
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C03, Class A4	2.632	08/10/49	461	441,559
Series 2020-C09, Class A4	1.644	08/15/53	5,800	4,920,268
Fannie Mae-Aces,
Series 2019-M21, Class 3A1	2.100	06/25/34	1,431	1,362,805
FHLMC Multifamily Structured Pass-Through Certificates,
Series KW08, Class A2	3.600	01/25/29	4,500	4,342,970
GS Mortgage Securities Trust,
Series 2015-GC30, Class A3	3.119	05/10/50	942	926,062
Series 2015-GC34, Class A3	3.244	10/10/48	3,918	3,830,356
Series 2021-GSA03, Class A4	2.369	12/15/54	7,000	5,838,127
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C27, Class A3A1	2.920	02/15/48	865	854,049
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP05, Class A4	3.457	03/15/50	284	270,799
JPMDB Commercial Mortgage Securities Trust,
Series 2017-C05, Class A4	3.414	03/15/50	936	892,698
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP02, Class A3	2.559	08/15/49	613	588,800
Series 2016-JP03, Class A4	2.627	08/15/49	2,411	2,305,430
Ladder Capital Commercial Mortgage Securities Trust,
Series 2017-LC26, Class A3, 144A	3.289	07/12/50	1,188	1,129,062
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C23, Class A3	3.451	07/15/50	3,910	3,855,811

See Notes to Financial Statements.

PGIM Core Bond Fund 11

PGIM Core Bond Fund

Schedule of Investments (continued)

as of July 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)

Morgan Stanley Capital I Trust,
Series 2016-BNK02, Class A3	2.791%	11/15/49	900	$857,840
Series 2016-UB11, Class A3	2.531	08/15/49	1,807	1,728,509
UBS Commercial Mortgage Trust,
Series 2017-C05, Class A4	3.212	11/15/50	1,800	1,713,779
Series 2018-C09, Class A3	3.854	03/15/51	657	629,488
Series 2018-C14, Class A3	4.180	12/15/51	1,061	1,025,732
Series 2019-C18, Class A3	2.782	12/15/52	4,400	3,930,629
Wells Fargo Commercial Mortgage Trust,
Series 2015-NXS04, Class A4	3.718	12/15/48	1,895	1,851,653
Series 2016-BNK01, Class A2	2.399	08/15/49	1,193	1,134,271
Series 2016-C35, Class A3	2.674	07/15/48	1,680	1,613,892
Series 2016-NXS06, Class A3	2.642	11/15/49	1,500	1,436,696
Series 2017-C38, Class A4	3.190	07/15/50	891	851,066
Series 2017-RB01, Class A4	3.374	03/15/50	1,012	959,933
Series 2018-C46, Class A3	3.888	08/15/51	2,000	1,921,319
Series 2019-C49, Class A3	3.749	03/15/52	3,000	2,926,577
Series 2019-C50, Class A4	3.466	05/15/52	2,448	2,311,983
Series 2019-C52, Class A3	2.631	08/15/52	168	161,806
Series 2020-C57, Class A3	1.864	08/15/53	5,300	4,528,190
Series 2021-C59, Class A3	1.958	04/15/54	5,921	5,058,693
Series 2024-5C1, Class A3	5.928	07/15/57	9,900	10,238,413

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $289,047,076)				269,332,643

CORPORATE BONDS 31.2%

Aerospace & Defense 0.7%

BAE Systems PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A	3.400	04/15/30	335	309,887
Sr. Unsec’d. Notes, 144A	5.125	03/26/29	2,570	2,591,822
Boeing Co. (The),
Sr. Unsec’d. Notes	2.196	02/04/26	1,530	1,455,726
Sr. Unsec’d. Notes	3.550	03/01/38	495	372,608
Sr. Unsec’d. Notes	3.600	05/01/34	1,600	1,329,993
Sr. Unsec’d. Notes	3.625	02/01/31	2,950	2,648,596
Sr. Unsec’d. Notes	3.850	11/01/48	455	313,716
Sr. Unsec’d. Notes	3.900	05/01/49	1,405	976,528
Sr. Unsec’d. Notes, 144A	6.388	05/01/31	2,275	2,373,546

See Notes to Financial Statements.

PGIM Core Bond Fund

Schedule of Investments (continued)

as of July 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Aerospace & Defense (cont’d.)
HEICO Corp.,
Gtd. Notes	5.250%	08/01/28	725	$736,480
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes	3.832	04/27/25	30	29,658

				13,138,560

Agriculture 0.8%
Altria Group, Inc.,
Gtd. Notes	3.400	05/06/30	630	582,694
Gtd. Notes	3.400	02/04/41	975	724,624
BAT Capital Corp. (United Kingdom),
Gtd. Notes	2.259	03/25/28	1,910	1,738,907
Gtd. Notes	2.726	03/25/31	2,180	1,884,305
Gtd. Notes	3.557	08/15/27	120	115,564
Gtd. Notes	4.390	08/15/37	5,500	4,825,923
Gtd. Notes	6.343	08/02/30	710	754,148
BAT International Finance PLC (United Kingdom), Gtd. Notes	5.931	02/02/29	1,295	1,344,823
Philip Morris International, Inc.,
Sr. Unsec’d. Notes	5.125	02/15/30	3,955	4,020,961

				15,991,949

Airlines 0.1%
American Airlines 2015-1 Class A Pass-Through Trust, Pass-Through Certificates	3.375	11/01/28	58	55,159
Delta Air Lines 2020-1 Class AA Pass-Through Trust, Pass-Through Certificates	2.000	12/10/29	525	483,097
United Airlines 2016-2 Class AA Pass-Through Trust, Pass-Through Certificates	2.875	04/07/30	267	247,224
United Airlines 2019-2 Class AA Pass-Through Trust, Pass-Through Certificates	2.700	11/01/33	364	316,740

				1,102,220

Auto Manufacturers 0.9%
Ford Motor Co.,
Sr. Unsec’d. Notes	4.750	01/15/43	320	260,518

See Notes to Financial Statements.

PGIM Core Bond Fund 13

PGIM Core Bond Fund

Schedule of Investments (continued)

as of July 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Auto Manufacturers (cont’d.)

Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	4.000%	11/13/30	2,650	$2,406,534
Sr. Unsec’d. Notes	4.125	08/17/27	2,065	1,987,310
Sr. Unsec’d. Notes	4.271	01/09/27	200	194,752
General Motors Co.,
Sr. Unsec’d. Notes	6.250	10/02/43	900	913,730
General Motors Financial Co., Inc.,
Gtd. Notes	3.850	01/05/28	490	471,851
Sr. Unsec’d. Notes	2.700	08/20/27	375	351,338
Sr. Unsec’d. Notes	5.800	06/23/28	2,705	2,778,327
Sr. Unsec’d. Notes	5.950	04/04/34	870	886,289
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A	5.300	03/19/27	3,260	3,284,992
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN	4.800	01/05/34	2,220	2,209,252
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A	5.250	03/22/29	2,840	2,868,308

				18,613,201

Banks 10.1%

Banco Santander SA (Spain),
Sr. Non-Preferred Notes	1.849	03/25/26	200	189,235
Sr. Non-Preferred Notes	5.538(ff)	03/14/30	1,000	1,009,464
Bank of America Corp.,
Sr. Unsec’d. Notes	2.687(ff)	04/22/32	12,960	11,219,192
Sr. Unsec’d. Notes	5.288(ff)	04/25/34	1,530	1,543,847
Sr. Unsec’d. Notes, GMTN	3.593(ff)	07/21/28	1,595	1,538,357
Sr. Unsec’d. Notes, MTN	2.496(ff)	02/13/31	2,705	2,385,446
Sr. Unsec’d. Notes, MTN	3.824(ff)	01/20/28	1,720	1,675,487
Sr. Unsec’d. Notes, MTN	3.974(ff)	02/07/30	5,695	5,484,271
Sr. Unsec’d. Notes, MTN	4.271(ff)	07/23/29	320	313,284
Sr. Unsec’d. Notes, Series N	1.658(ff)	03/11/27	105	99,439
Sr. Unsec’d. Notes, Series N	2.651(ff)	03/11/32	4,500	3,893,484
Sub. Notes, MTN	4.000	01/22/25	800	794,394
Sub. Notes, MTN	4.450	03/03/26	1,500	1,486,610
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes, MTN	4.975(ff)	03/14/30	3,900	3,943,933
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	3.650	03/16/25	200	197,800

See Notes to Financial Statements.

PGIM Core Bond Fund

Schedule of Investments (continued)

as of July 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

Barclays PLC (United Kingdom), (cont’d.)
Sr. Unsec’d. Notes	5.690%(ff)	03/12/30	1,230	$1,254,126
Sr. Unsec’d. Notes	6.496(ff)	09/13/27	4,370	4,483,138
Sr. Unsec’d. Notes, MTN	4.972(ff)	05/16/29	400	398,651
BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A	1.323(ff)	01/13/27	3,075	2,902,968
Sr. Non-Preferred Notes, 144A	1.675(ff)	06/30/27	1,425	1,334,038
Sr. Non-Preferred Notes, 144A	1.904(ff)	09/30/28	1,385	1,257,072
Sr. Non-Preferred Notes, 144A	2.219(ff)	06/09/26	395	384,156
Sr. Non-Preferred Notes, 144A, MTN	3.052(ff)	01/13/31	1,080	971,010
Sr. Preferred Notes, 144A	5.176(ff)	01/09/30	465	470,345
BPCE SA (France),
Sr. Non-Preferred Notes, 144A	2.375	01/14/25	2,650	2,611,194
Sr. Preferred Notes, 144A, MTN	3.250	01/11/28	625	591,358
Cassa Depositi e Prestiti SpA (Italy), Sr. Unsec’d. Notes, 144A	5.875	04/30/29	2,000	2,064,273
Citigroup, Inc.,
Sr. Unsec’d. Notes	1.122(ff)	01/28/27	8,090	7,622,976
Sr. Unsec’d. Notes	2.561(ff)	05/01/32	1,415	1,206,594
Sr. Unsec’d. Notes	2.666(ff)	01/29/31	1,400	1,245,550
Sr. Unsec’d. Notes	3.200	10/21/26	290	280,101
Sr. Unsec’d. Notes	3.400	05/01/26	350	341,141
Sr. Unsec’d. Notes	3.520(ff)	10/27/28	180	172,500
Sr. Unsec’d. Notes	3.668(ff)	07/24/28	490	473,311
Sr. Unsec’d. Notes	3.887(ff)	01/10/28	670	653,721
Sr. Unsec’d. Notes(a)	5.449(ff)	06/11/35	6,900	7,013,256
Sub. Notes	4.400	06/10/25	4,000	3,964,607
Sub. Notes	4.450	09/29/27	840	828,644
Sub. Notes	4.600	03/09/26	945	938,156
Sub. Notes	4.750	05/18/46	460	410,099
Sub. Notes	5.827(ff)	02/13/35	865	874,550
Credit Agricole SA (France), Sr. Non-Preferred Notes, 144A, MTN	1.907(ff)	06/16/26	1,045	1,012,935
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes	2.129(ff)	11/24/26	1,530	1,465,555
Sr. Non-Preferred Notes	7.146(ff)	07/13/27	525	541,995
Fifth Third Bancorp, Sr. Unsec’d. Notes	6.339(ff)	07/27/29	1,310	1,365,401
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	1.431(ff)	03/09/27	3,075	2,898,561

See Notes to Financial Statements.

PGIM Core Bond Fund 15

PGIM Core Bond Fund

Schedule of Investments (continued)

as of July 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

Goldman Sachs Group, Inc. (The), (cont’d.)
Sr. Unsec’d. Notes	1.542%(ff)	09/10/27	3,405	$3,167,693
Sr. Unsec’d. Notes	3.272(ff)	09/29/25	1,160	1,155,452
Sr. Unsec’d. Notes	3.500	01/23/25	75	74,290
Sr. Unsec’d. Notes	3.500	04/01/25	1,230	1,214,339
Sr. Unsec’d. Notes	3.814(ff)	04/23/29	1,585	1,524,781
Sr. Unsec’d. Notes	3.850	01/26/27	475	464,641
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	125	122,017
Sr. Unsec’d. Notes	6.484(ff)	10/24/29	6,760	7,157,361
Sub. Notes	5.150	05/22/45	335	322,610
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes	5.709(ff)	02/02/35	1,535	1,551,119
Sr. Unsec’d. Notes	6.208(ff)	08/21/29	630	654,664
Intesa Sanpaolo SpA (Italy), Sr. Preferred Notes, Series XR, 144A, MTN	4.000	09/23/29	1,790	1,684,468
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series II	4.000(ff)	04/01/25(oo)	3,920	3,840,838
Sr. Unsec’d. Notes	1.040(ff)	02/04/27	4,160	3,916,993
Sr. Unsec’d. Notes	1.578(ff)	04/22/27	215	202,837
Sr. Unsec’d. Notes	2.580(ff)	04/22/32	2,565	2,210,599
Sr. Unsec’d. Notes	2.739(ff)	10/15/30	7,000	6,325,036
Sr. Unsec’d. Notes	2.947(ff)	02/24/28	215	205,111
Sr. Unsec’d. Notes	3.964(ff)	11/15/48	355	291,746
Sr. Unsec’d. Notes	4.005(ff)	04/23/29	3,585	3,484,563
Sr. Unsec’d. Notes	4.323(ff)	04/26/28	165	162,920
Sub. Notes	2.956(ff)	05/13/31	1,855	1,653,260
Sub. Notes	3.875	09/10/24	375	374,200
KeyCorp, Sr. Unsec’d. Notes	6.401(ff)	03/06/35	3,120	3,253,128
Morgan Stanley,
Sr. Unsec’d. Notes	1.593(ff)	05/04/27	5,600	5,274,997
Sr. Unsec’d. Notes	5.449(ff)	07/20/29	1,930	1,970,569
Sr. Unsec’d. Notes, GMTN	2.239(ff)	07/21/32	6,460	5,395,342
Sr. Unsec’d. Notes, GMTN	3.772(ff)	01/24/29	760	733,872
Sr. Unsec’d. Notes, GMTN	3.875	01/27/26	470	462,831
Sr. Unsec’d. Notes, GMTN	4.000	07/23/25	455	449,852
Sr. Unsec’d. Notes, GMTN(a)	4.431(ff)	01/23/30	1,200	1,178,349
Sr. Unsec’d. Notes, MTN	1.928(ff)	04/28/32	4,245	3,489,902
Sr. Unsec’d. Notes, MTN	3.591(cc)	07/22/28	310	298,080
Sr. Unsec’d. Notes, MTN	5.831(ff)	04/19/35	505	527,866

See Notes to Financial Statements.

PGIM Core Bond Fund

Schedule of Investments (continued)

as of July 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

Morgan Stanley, (cont’d.)
Sub. Notes, GMTN	4.350%	09/08/26	3,800	$3,755,011
NatWest Group PLC (United Kingdom), Sr. Unsec’d. Notes	1.642(ff)	06/14/27	1,830	1,713,796
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes	5.582(ff)	06/12/29	2,655	2,717,647
Sr. Unsec’d. Notes	6.875(ff)	10/20/34	765	851,677
Societe Generale SA (France),
Gtd. Notes, 144A	2.797(ff)	01/19/28	1,625	1,524,942
Sr. Non-Preferred Notes, 144A	1.488(ff)	12/14/26	3,800	3,597,746
Sr. Non-Preferred Notes, 144A, MTN	1.792(ff)	06/09/27	1,020	951,440
Sumitomo Mitsui Financial Group, Inc. (Japan), Sr. Unsec’d. Notes(a)	2.348	01/15/25	2,520	2,483,106
Truist Bank, Sub. Notes	2.250	03/11/30	2,840	2,427,073
Truist Financial Corp., Sr. Unsec’d. Notes, MTN	5.867(ff)	06/08/34	330	340,563
U.S. Bancorp, Sr. Unsec’d. Notes	5.836(ff)	06/12/34	4,555	4,730,294
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A	2.193(ff)	06/05/26	555	539,737
Sr. Unsec’d. Notes, 144A	2.593(ff)	09/11/25	1,730	1,725,191
Sr. Unsec’d. Notes, 144A	3.126(ff)	08/13/30	1,180	1,080,592
Sr. Unsec’d. Notes, 144A	3.869(ff)	01/12/29	870	835,530
Sr. Unsec’d. Notes, 144A	4.282	01/09/28	350	340,013
Wells Fargo & Co.,
Sr. Unsec’d. Notes(a)	5.389(ff)	04/24/34	4,350	4,401,725
Sr. Unsec’d. Notes	6.491(ff)	10/23/34	1,245	1,356,003
Sr. Unsec’d. Notes, MTN	2.572(ff)	02/11/31	2,740	2,425,538
Sr. Unsec’d. Notes, MTN	5.013(ff)	04/04/51	2,300	2,170,078
Sr. Unsec’d. Notes, MTN	5.574(ff)	07/25/29	5,045	5,164,495

				197,734,748

Beverages 0.3%

Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes	4.700	02/01/36	180	175,336
Gtd. Notes	4.900	02/01/46	1,675	1,577,248

See Notes to Financial Statements.

PGIM Core Bond Fund 17

PGIM Core Bond Fund

Schedule of Investments (continued)

as of July 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Beverages (cont’d.)

Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	4.350%	06/01/40	975	$875,933
Constellation Brands, Inc.,
Gtd. Notes	4.650	11/15/28	450	447,196
Sr. Unsec’d. Notes	2.250	08/01/31	1,030	866,445
Diageo Capital PLC (United Kingdom), Gtd. Notes(a)	2.125	04/29/32	1,665	1,380,550

				5,322,708

Biotechnology 0.2%

Amgen, Inc.,
Sr. Unsec’d. Notes	5.150	11/15/41	910	871,613
Sr. Unsec’d. Notes	5.250	03/02/33	2,545	2,587,066

				3,458,679

Building Materials 0.0%

Martin Marietta Materials, Inc., Sr. Unsec’d. Notes, Series CB
	2.500	03/15/30	885	786,979

Chemicals 0.2%

DuPont de Nemours, Inc., Sr. Unsec’d. Notes	5.419	11/15/48	270	284,988
LYB International Finance III LLC, Gtd. Notes	4.200	05/01/50	1,070	834,303
Nutrien Ltd. (Canada), Sr. Unsec’d. Notes	5.250	01/15/45	248	233,304
OCP SA (Morocco), Sr. Unsec’d. Notes, 144A	6.750	05/02/34	1,858	1,932,320
Sasol Financing USA LLC (South Africa), Gtd. Notes	6.500	09/27/28	400	388,500

				3,673,415

Commercial Services 0.2%

ERAC USA Finance LLC, Gtd. Notes, 144A	4.500	02/15/45	75	66,548

See Notes to Financial Statements.

PGIM Core Bond Fund

Schedule of Investments (continued)

as of July 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Commercial Services (cont’d.)

Experian Finance PLC, Gtd. Notes, 144A	2.750%	03/08/30	1,735	$1,561,867
Global Payments, Inc., Sr. Unsec’d. Notes	2.650	02/15/25	575	566,022
Massachusetts Institute of Technology, Unsec’d. Notes	3.885	07/01/2116	700	531,857
President & Fellows of Harvard College, Unsec’d. Notes	3.300	07/15/56	160	119,153
Trustees of Boston College, Unsec’d. Notes	3.129	07/01/52	637	450,122
University of Notre Dame du Lac, Unsec’d. Notes, Series 2017	3.394	02/15/48	365	287,860
Verisk Analytics, Inc., Sr. Unsec’d. Notes	4.125	03/15/29	1,185	1,160,360

				4,743,789

Computers 0.2%

Apple, Inc., Sr. Unsec’d. Notes	3.850	08/04/46	525	444,387
Booz Allen Hamilton, Inc., Gtd. Notes	5.950	08/04/33	2,320	2,419,541
NetApp, Inc., Sr. Unsec’d. Notes	1.875	06/22/25	1,470	1,425,211

				4,289,139

Diversified Financial Services 0.7%

Cantor Fitzgerald LP, Sr. Unsec’d. Notes, 144A	7.200	12/12/28	1,155	1,213,440
Cboe Global Markets, Inc., Sr. Unsec’d. Notes	1.625	12/15/30	2,900	2,425,082
Charles Schwab Corp. (The), Sr. Unsec’d. Notes	1.650	03/11/31	2,970	2,429,027
Jefferies Financial Group, Inc.,
Sr. Unsec’d. Notes	2.625	10/15/31	95	79,202
Sr. Unsec’d. Notes	5.875	07/21/28	1,210	1,244,263
LPL Holdings, Inc., Gtd. Notes	5.700	05/20/27	1,295	1,309,323

See Notes to Financial Statements.

PGIM Core Bond Fund 19

PGIM Core Bond Fund

Schedule of Investments (continued)

as of July 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Diversified Financial Services (cont’d.)

Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes	2.608%	07/14/31	565	$475,638
Sr. Unsec’d. Notes	6.070	07/12/28	3,905	4,042,352

				13,218,327

Electric 2.6%

Abu Dhabi National Energy Co. PJSC (United Arab Emirates), Sr. Unsec’d. Notes, 144A, MTN	2.000	04/29/28	515	465,914
AEP Transmission Co. LLC, Sr. Unsec’d. Notes	4.250	09/15/48	830	683,332
Alabama Power Co., Sr. Unsec’d. Notes	2.800	04/01/25	75	73,660
Alfa Desarrollo SpA (Chile), Sr. Sec’d. Notes, 144A	4.550	09/27/51	655	493,144
Ameren Illinois Co., First Mortgage	3.700	12/01/47	625	480,853
Arizona Public Service Co.,
Sr. Unsec’d. Notes	2.200	12/15/31	2,875	2,371,154
Sr. Unsec’d. Notes	3.350	05/15/50	485	336,386
CenterPoint Energy Houston Electric LLC, General Ref. Mortgage, Series Z	2.400	09/01/26	190	180,739
CenterPoint Energy, Inc., Sr. Unsec’d. Notes	3.700	09/01/49	495	364,875
Cleco Corporate Holdings LLC, Sr. Unsec’d. Notes	3.375	09/15/29	305	273,905
Comision Federal de Electricidad (Mexico), Gtd. Notes, 144A	4.688	05/15/29	1,600	1,514,000
Commonwealth Edison Co.,
First Mortgage	3.700	03/01/45	40	31,527
First Mortgage	4.000	03/01/48	115	92,180
First Mortgage, Series 123	3.750	08/15/47	775	605,812
First Mortgage, Series 130	3.125	03/15/51	95	64,256
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes, Series 2017	3.875	06/15/47	805	636,208
Sr. Unsec’d. Notes, Series C	4.300	12/01/56	40	32,503
Delmarva Power & Light Co., First Mortgage	4.150	05/15/45	60	49,245

See Notes to Financial Statements.

PGIM Core Bond Fund

Schedule of Investments (continued)

as of July 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)

Dominion Energy, Inc., Sr. Unsec’d. Notes, Series D	2.850%	08/15/26	55	$52,765
DTE Electric Co., General Ref. Mortgage, Series A	4.050	05/15/48	370	304,383
DTE Energy Co., Sr. Unsec’d. Notes	2.850	10/01/26	350	335,696
Duke Energy Corp.,
Sr. Unsec’d. Notes	2.650	09/01/26	145	138,701
Sr. Unsec’d. Notes	3.950	08/15/47	185	141,934
Duke Energy Florida LLC,
First Mortgage	3.400	10/01/46	185	133,797
First Mortgage	4.200	07/15/48	205	170,081
Duke Energy Progress LLC,
First Mortgage	2.500	08/15/50	1,860	1,107,808
First Mortgage	3.700	10/15/46	75	57,439
Enel Finance International NV (Italy),
Gtd. Notes, 144A	2.650	09/10/24	655	652,639
Gtd. Notes, 144A	3.500	04/06/28	475	451,875
Entergy Arkansas LLC, First Mortgage	2.650	06/15/51	2,220	1,334,215
Entergy Louisiana LLC, Collateral Trust	4.000	03/15/33	170	156,698
Entergy Texas, Inc., First Mortgage	4.500	03/30/39	1,000	914,091
Evergy, Inc., Sr. Unsec’d. Notes	2.450	09/15/24	2,135	2,125,574
Eversource Energy, Sr. Unsec’d. Notes, Series M	3.300	01/15/28	335	317,667
FirstEnergy Pennsylvania Electric Co.,
Sr. Unsec’d. Notes, 144A(a)	3.600	06/01/29	1,435	1,357,988
Sr. Unsec’d. Notes, 144A	5.200	04/01/28	865	875,150
Fortis, Inc. (Canada), Sr. Unsec’d. Notes	3.055	10/04/26	217	208,049
Georgia Power Co., Sr. Unsec’d. Notes, Series B	2.650	09/15/29	1,005	914,737
IPALCO Enterprises, Inc., Sr. Sec’d. Notes	4.250	05/01/30	240	227,725
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN	4.250	08/14/28	235	219,431
Sr. Sec’d. Notes, Series 6, 144A	5.000	11/12/24	1,360	1,348,100

See Notes to Financial Statements.

PGIM Core Bond Fund 21

PGIM Core Bond Fund

Schedule of Investments (continued)

as of July 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)

MidAmerican Energy Co.,
First Mortgage	3.950%	08/01/47	225	$180,604
First Mortgage	4.250	07/15/49	350	295,607
Narragansett Electric Co. (The), Sr. Unsec’d. Notes, 144A	3.395	04/09/30	915	853,988
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes	4.900	02/28/28	3,870	3,890,353
Gtd. Notes	5.749	09/01/25	2,275	2,290,381
Gtd. Notes	6.051	03/01/25	785	788,400
NRG Energy, Inc.,
Sr. Sec’d. Notes, 144A	2.000	12/02/25	280	267,471
Sr. Sec’d. Notes, 144A	2.450	12/02/27	1,215	1,113,958
NSTAR Electric Co., Sr. Unsec’d. Notes	5.400	06/01/34	1,130	1,161,102
Ohio Power Co., Sr. Unsec’d. Notes	4.150	04/01/48	250	198,520
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	2.950	04/01/25	60	59,051
Pacific Gas & Electric Co.,
First Mortgage	4.500	07/01/40	3,000	2,551,346
First Mortgage	4.950	07/01/50	1,460	1,243,464
PacifiCorp, First Mortgage	2.700	09/15/30	890	789,281
PECO Energy Co.,
First Mortgage	3.000	09/15/49	180	123,636
First Mortgage	3.050	03/15/51	1,540	1,032,753
First Ref. Mortgage	4.800	10/15/43	120	110,628
PPL Electric Utilities Corp., First Mortgage	3.000	10/01/49	235	160,644
Public Service Co. of Colorado,
First Mortgage	4.100	06/15/48	235	185,018
First Mortgage, Series 34	3.200	03/01/50	720	488,657
Public Service Electric & Gas Co.,
First Mortgage, MTN	2.250	09/15/26	370	352,131
First Mortgage, MTN	2.700	05/01/50	390	251,746
First Mortgage, MTN	3.200	05/15/29	1,265	1,191,582
First Mortgage, MTN	3.600	12/01/47	95	73,017
First Mortgage, MTN	3.700	05/01/28	590	572,257
Sec’d. Notes, MTN	4.650	03/15/33	2,105	2,076,242

See Notes to Financial Statements.

PGIM Core Bond Fund

Schedule of Investments (continued)

as of July 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)

Public Service Enterprise Group, Inc., Sr. Unsec’d. Notes	1.600%	08/15/30	1,155	$960,895
San Diego Gas & Electric Co., First Mortgage	4.150	05/15/48	420	347,677
Southern California Edison Co., First Mortgage	3.650	02/01/50	290	213,746
Southwestern Electric Power Co., Sr. Unsec’d. Notes, Series K	2.750	10/01/26	675	642,870
Southwestern Public Service Co., First Mortgage	3.700	08/15/47	355	259,855
SP PowerAssets Ltd. (Singapore), Sr. Unsec’d. Notes, 144A, MTN(a)	3.000	09/26/27	465	445,005
Tucson Electric Power Co., Sr. Unsec’d. Notes	4.000	06/15/50	1,315	1,025,607
Union Electric Co., Sr. Sec’d. Notes	3.650	04/15/45	50	38,736
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes, Series A	3.500	03/15/27	185	179,846
Sr. Unsec’d. Notes, Series A	3.800	04/01/28	290	281,789
Wisconsin Power & Light Co., Sr. Unsec’d. Notes	3.050	10/15/27	535	508,527
Xcel Energy, Inc., Sr. Unsec’d. Notes	3.350	12/01/26	510	492,323

				49,994,949

Engineering & Construction 0.2%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A	3.875	04/30/28	1,018	957,877
Sr. Sec’d. Notes, 144A	4.250	10/31/26	1,972	1,907,299
Sr. Sec’d. Notes, 144A	5.500	07/31/47	1,800	1,514,250

				4,379,426

Entertainment 0.2%
Warnermedia Holdings, Inc.,
Gtd. Notes	5.050	03/15/42	3,095	2,441,466
Gtd. Notes	5.141	03/15/52	925	687,923

				3,129,389

See Notes to Financial Statements.

PGIM Core Bond Fund 23

PGIM Core Bond Fund

Schedule of Investments (continued)

as of July 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Foods 0.2%

Ahold Finance USA LLC (Netherlands), Gtd. Notes	6.875%	05/01/29	280	$304,612
Campbell Soup Co., Sr. Unsec’d. Notes(a)	2.375	04/24/30	2,175	1,919,496
Cencosud SA (Chile), Gtd. Notes, 144A	4.375	07/17/27	1,320	1,273,140
Kraft Heinz Foods Co., Gtd. Notes	4.375	06/01/46	1,005	843,500
Kroger Co. (The), Sr. Unsec’d. Notes	3.875	10/15/46	65	50,235

				4,390,983

Forest Products & Paper 0.0%

Celulosa Arauco y Constitucion SA (Chile),
Sr. Unsec’d. Notes	3.875	11/02/27	651	613,548
Sr. Unsec’d. Notes	4.500	08/01/24	214	214,000
Georgia-Pacific LLC, Sr. Unsec’d. Notes, 144A	3.600	03/01/25	220	217,469

				1,045,017

Gas 0.1%

Atmos Energy Corp., Sr. Unsec’d. Notes	3.375	09/15/49	1,200	858,665
NiSource, Inc., Sr. Unsec’d. Notes	1.700	02/15/31	785	641,281
Piedmont Natural Gas Co., Inc., Sr. Unsec’d. Notes	3.500	06/01/29	440	415,419

				1,915,365

Healthcare-Products 0.0%

Medtronic, Inc., Gtd. Notes
	4.375	03/15/35	235	227,022

Healthcare-Services 1.2%

Aetna, Inc., Sr. Unsec’d. Notes	3.500	11/15/24	100	99,362

See Notes to Financial Statements.

PGIM Core Bond Fund

Schedule of Investments (continued)

as of July 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Services (cont’d.)

Aetna, Inc., (cont’d.)
Sr. Unsec’d. Notes	4.500%	05/15/42	1,000	$860,677
Sr. Unsec’d. Notes	6.750	12/15/37	170	187,513
AHS Hospital Corp., Unsec’d. Notes	5.024	07/01/45	200	196,412
Ascension Health, Sr. Unsec’d. Notes, Series B	3.106	11/15/39	265	212,168
CommonSpirit Health, Sr. Sec’d. Notes	5.318	12/01/34	4,510	4,548,988
Kaiser Foundation Hospitals, Unsec’d. Notes, Series 2021	2.810	06/01/41	2,410	1,791,129
Laboratory Corp. of America Holdings, Gtd. Notes	2.950	12/01/29	595	541,916
Memorial Sloan-Kettering Cancer Center, Sr. Unsec’d. Notes, Series 2015	4.200	07/01/55	75	64,863
Mount Sinai Hospital (The), Sec’d. Notes, Series 2019	3.737	07/01/49	1,795	1,333,153
MyMichigan Health, Sec’d. Notes, Series 2020	3.409	06/01/50	740	537,615
OhioHealth Corp., Unsec’d. Notes, Series 2020	3.042	11/15/50	795	569,026
Piedmont Healthcare, Inc., Sec’d. Notes, Series 2032	2.044	01/01/32	2,670	2,211,583
Providence St. Joseph Health Obligated Group,
Unsec’d. Notes, Series 19A	2.532	10/01/29	420	376,863
Unsec’d. Notes, Series H	2.746	10/01/26	40	38,103
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes	2.950	06/30/30	1,910	1,737,717
Sr. Unsec’d. Notes	3.500	03/30/25	190	187,475
Stanford Health Care,
Unsec’d. Notes, Series 2018	3.795	11/15/48	450	370,854
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	3.050	05/15/41	1,150	869,190
Sr. Unsec’d. Notes	3.750	07/15/25	90	88,957
Sr. Unsec’d. Notes(h)	4.750	05/15/52	1,900	1,717,619
Sr. Unsec’d. Notes(h)	5.050	04/15/53	2,140	2,023,502
Sr. Unsec’d. Notes(h)	5.500	04/15/64	865	856,826
Sr. Unsec’d. Notes	5.750	07/15/64	1,495	1,535,651

				22,957,162

See Notes to Financial Statements.

PGIM Core Bond Fund 25

PGIM Core Bond Fund

Schedule of Investments (continued)

as of July 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Insurance 0.6%

Arch Capital Finance LLC, Gtd. Notes	5.031%	12/15/46	95	$88,116
Arch Capital Group US, Inc., Gtd. Notes	5.144	11/01/43	100	94,062
Berkshire Hathaway Finance Corp., Gtd. Notes	2.850	10/15/50	1,175	783,718
Fairfax Financial Holdings Ltd. (Canada), Sr. Unsec’d. Notes, 144A	6.000	12/07/33	5,900	6,121,262
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A	3.950	05/15/60	185	129,023
Gtd. Notes, 144A	3.951	10/15/50	450	334,056
Lincoln National Corp., Sr. Unsec’d. Notes	6.300	10/09/37	115	121,730
Markel Group, Inc.,
Sr. Unsec’d. Notes	3.350	09/17/29	1,625	1,522,015
Sr. Unsec’d. Notes	5.000	04/05/46	217	196,393
Principal Financial Group, Inc.,
Gtd. Notes	3.100	11/15/26	105	100,816
Gtd. Notes	4.300	11/15/46	140	118,506
Gtd. Notes	4.350	05/15/43	20	17,457
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A	3.300	05/15/50	930	636,333
Sub. Notes, 144A	4.900	09/15/44	120	109,555
Unum Group, Sr. Unsec’d. Notes	6.000	06/15/54	505	498,177
W.R. Berkley Corp., Sr. Unsec’d. Notes	4.000	05/12/50	545	428,890

				11,300,109

Iron/Steel 0.3%
Steel Dynamics, Inc., Sr. Unsec’d. Notes
	3.450	04/15/30	5,710	5,293,951

Lodging 0.1%
Hyatt Hotels Corp., Sr. Unsec’d. Notes	5.750	01/30/27	730	742,380
Las Vegas Sands Corp., Sr. Unsec’d. Notes	3.500	08/18/26	1,230	1,187,411

See Notes to Financial Statements.

PGIM Core Bond Fund

Schedule of Investments (continued)

as of July 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Lodging (cont’d.)

Marriott International, Inc.,
Sr. Unsec’d. Notes	4.900%	04/15/29	510	$513,056
Sr. Unsec’d. Notes, Series R	3.125	06/15/26	250	242,052

				2,684,899

Machinery-Diversified 0.1%

Ingersoll Rand, Inc., Sr. Unsec’d. Notes
	5.700	08/14/33	1,860	1,948,045

Media 0.7%

Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	2.300	02/01/32	445	351,358
Sr. Sec’d. Notes(a)	2.800	04/01/31	2,755	2,309,779
Sr. Sec’d. Notes	3.900	06/01/52	370	239,364
Sr. Sec’d. Notes	5.050	03/30/29	2,160	2,116,863
Sr. Sec’d. Notes	5.375	05/01/47	530	437,867
Sr. Sec’d. Notes	6.384	10/23/35	2,480	2,480,768
Sr. Sec’d. Notes	6.484	10/23/45	275	259,922
Comcast Corp., Gtd. Notes	4.250	10/15/30	275	268,815
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A	2.600	06/15/31	3,535	2,984,984
Sr. Unsec’d. Notes, 144A	3.150	08/15/24	276	275,692
Sr. Unsec’d. Notes, 144A	3.500	08/15/27	2,000	1,920,800
Time Warner Cable LLC, Sr. Sec’d. Notes	5.500	09/01/41	150	128,005

				13,774,217

Mining 0.8%

Barrick North America Finance LLC (Canada), Gtd. Notes	5.750	05/01/43	190	194,241
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	5.250	09/08/33	4,245	4,344,256
Freeport Indonesia PT (Indonesia), Sr. Unsec’d. Notes, 144A, MTN	4.763	04/14/27	225	222,118

See Notes to Financial Statements.

PGIM Core Bond Fund 27

PGIM Core Bond Fund

Schedule of Investments (continued)

as of July 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Mining (cont’d.)

Newmont Corp.,
Gtd. Notes	2.250%	10/01/30	845	$738,015
Gtd. Notes	2.800	10/01/29	1,270	1,164,756
Newmont Corp./Newcrest Finance Pty Ltd., Gtd. Notes, 144A	5.350	03/15/34	6,205	6,352,655
Yamana Gold, Inc. (Canada), Gtd. Notes	2.630	08/15/31	3,120	2,637,298

				15,653,339

Miscellaneous Manufacturing 0.2%

Teledyne Technologies, Inc., Gtd. Notes

	2.750	04/01/31	3,510	3,072,489

Multi-National 0.1%

Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes
	5.000	01/24/29	1,660	1,679,024

Office/Business Equipment 0.1%

CDW LLC/CDW Finance Corp., Gtd. Notes
	2.670	12/01/26	3,145	2,979,410

Oil & Gas 1.5%

Aker BP ASA (Norway),
Gtd. Notes, 144A	3.100	07/15/31	770	667,566
Sr. Unsec’d. Notes, 144A	2.000	07/15/26	2,435	2,295,942
BP Capital Markets PLC, Gtd. Notes	4.375(ff)	06/22/25(oo)	501	492,859
Canadian Natural Resources Ltd. (Canada), Sr. Unsec’d. Notes	6.250	03/15/38	175	184,853
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes(a)	3.750	02/15/52	1,685	1,223,922
Sr. Unsec’d. Notes	5.400	06/15/47	229	215,914
Sr. Unsec’d. Notes	6.750	11/15/39	45	49,623
Continental Resources, Inc., Gtd. Notes, 144A	2.268	11/15/26	330	309,942

See Notes to Financial Statements.

PGIM Core Bond Fund

Schedule of Investments (continued)

as of July 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)

Diamondback Energy, Inc., Gtd. Notes	5.400%	04/18/34	5,555	$5,622,986
Ecopetrol SA (Colombia), Sr. Unsec’d. Notes	8.625	01/19/29	2,105	2,233,405
Equinor ASA (Norway), Gtd. Notes	2.375	05/22/30	1,110	988,890
Korea National Oil Corp. (South Korea),
Sr. Unsec’d. Notes, 144A	4.750	04/03/26	510	508,256
Sr. Unsec’d. Notes, 144A	4.875	04/03/28	530	532,873
Marathon Petroleum Corp., Sr. Unsec’d. Notes	3.800	04/01/28	380	367,916
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes	7.500	05/01/31	100	112,420
Sr. Unsec’d. Notes	7.875	09/15/31	250	285,946
Petroleos Mexicanos (Mexico),
Gtd. Notes	5.950	01/28/31	398	327,912
Gtd. Notes	6.490	01/23/27	1,048	1,012,368
Gtd. Notes	6.500	03/13/27	1,020	980,220
Gtd. Notes, MTN	6.875	08/04/26	870	858,046
Phillips 66 Co.,
Gtd. Notes	3.150	12/15/29	5,000	4,610,890
Gtd. Notes	3.550	10/01/26	310	301,889
QatarEnergy (Qatar),
Sr. Unsec’d. Notes, 144A	1.375	09/12/26	500	464,530
Sr. Unsec’d. Notes, 144A	2.250	07/12/31	1,090	928,544
Raizen Fuels Finance SA (Brazil), Gtd. Notes, 144A	6.450	03/05/34	1,800	1,855,350
Santos Finance Ltd. (Australia), Gtd. Notes, 144A	6.875	09/19/33	1,010	1,100,736

				28,533,798

Oil & Gas Services 0.0%

Schlumberger Holdings Corp., Sr. Unsec’d. Notes, 144A
	3.900	05/17/28	487	473,211

Packaging & Containers 0.4%

Berry Global, Inc., Sr. Sec’d. Notes	1.570	01/15/26	4,740	4,502,663

See Notes to Financial Statements.

PGIM Core Bond Fund 29

PGIM Core Bond Fund

Schedule of Investments (continued)

as of July 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Packaging & Containers (cont’d.)

Graphic Packaging International LLC, Sr. Sec’d. Notes, 144A	1.512%	04/15/26	3,070	$2,873,542
WRKCo, Inc., Gtd. Notes	4.650	03/15/26	560	556,044

				7,932,249

Pharmaceuticals 1.4%

AbbVie, Inc.,
Sr. Unsec’d. Notes	3.800	03/15/25	105	103,949
Sr. Unsec’d. Notes	4.050	11/21/39	285	254,632
Sr. Unsec’d. Notes	4.250	11/21/49	220	187,977
Sr. Unsec’d. Notes	4.550	03/15/35	360	350,517
Sr. Unsec’d. Notes	4.700	05/14/45	1,170	1,085,534
Sr. Unsec’d. Notes	4.750	03/15/45	1,008	939,405
Cencora, Inc., Sr. Unsec’d. Notes	3.250	03/01/25	55	54,247
Cigna Group (The), Gtd. Notes(a)	3.400	03/01/27	325	314,589
Gtd. Notes	4.375	10/15/28	1,950	1,923,461
Gtd. Notes	4.500	02/25/26	457	454,234
Sr. Unsec’d. Notes	2.400	03/15/30	5,340	4,733,286
CVS Health Corp.,
Sr. Unsec’d. Notes	2.700	08/21/40	385	263,152
Sr. Unsec’d. Notes	5.125	02/21/30	3,190	3,217,613
Sr. Unsec’d. Notes	5.125	07/20/45	465	418,865
Sr. Unsec’d. Notes	5.875	06/01/53	125	122,707
Eli Lilly & Co., Sr. Unsec’d. Notes	5.000	02/09/54	1,455	1,417,538
Johnson & Johnson, Sr. Unsec’d. Notes(h)	3.625	03/03/37	3,205	2,873,407
McKesson Corp., Sr. Unsec’d. Notes	5.100	07/15/33	2,525	2,578,915
Mylan, Inc.,
Gtd. Notes	5.200	04/15/48	1,250	1,052,297
Gtd. Notes	5.400	11/29/43	860	770,033
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	3.200	09/23/26	28	27,093
Utah Acquisition Sub, Inc., Gtd. Notes	3.950	06/15/26	3,130	3,068,521

See Notes to Financial Statements.

PGIM Core Bond Fund

Schedule of Investments (continued)

as of July 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pharmaceuticals (cont’d.)

Utah Acquisition Sub, Inc., (cont’d.)
Gtd. Notes	5.250%	06/15/46	105	$89,793
Viatris, Inc., Gtd. Notes	3.850	06/22/40	920	693,509

				26,995,274

Pipelines 1.8%

Boardwalk Pipelines LP, Gtd. Notes	3.400	02/15/31	1,300	1,161,681
Colonial Enterprises, Inc., Gtd. Notes, 144A	3.250	05/15/30	1,730	1,584,606
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., Gtd. Notes, 144A	4.150	08/15/26	555	544,707
Columbia Pipelines Operating Co. LLC, Sr. Unsec’d. Notes, 144A	5.927	08/15/30	935	975,401
EIG Pearl Holdings Sarl (Saudi Arabia), Sr. Sec’d. Notes, 144A	3.545	08/31/36	1,674	1,437,024
Energy Transfer LP,
Sr. Unsec’d. Notes	4.950	06/15/28	430	431,396
Sr. Unsec’d. Notes	5.000	05/15/50	565	492,985
Sr. Unsec’d. Notes	5.400	10/01/47	1,800	1,658,216
Sr. Unsec’d. Notes	6.250	04/15/49	910	931,879
Sr. Unsec’d. Notes	6.400	12/01/30	520	559,077
Sr. Unsec’d. Notes	6.550	12/01/33	2,285	2,473,498
Enterprise Products Operating LLC,
Gtd. Notes	3.700	01/31/51	445	338,392
Gtd. Notes	3.950	01/31/60	525	399,244
Greensaif Pipelines Bidco Sarl (Saudi Arabia),
Sr. Sec’d. Notes, 144A	6.129	02/23/38	560	571,004
Sr. Sec’d. Notes, 144A	6.510	02/23/42	725	754,000
MPLX LP,
Sr. Unsec’d. Notes	2.650	08/15/30	4,920	4,344,050
Sr. Unsec’d. Notes	4.000	02/15/25	130	128,793
Sr. Unsec’d. Notes	4.500	04/15/38	270	243,227
Sr. Unsec’d. Notes	4.875	06/01/25	200	199,030
Sr. Unsec’d. Notes	5.200	03/01/47	5	4,599
Sr. Unsec’d. Notes	5.500	06/01/34	3,340	3,365,001
Sr. Unsec’d. Notes	5.500	02/15/49	210	198,570

See Notes to Financial Statements.

PGIM Core Bond Fund 31

PGIM Core Bond Fund

Schedule of Investments (continued)

as of July 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)

ONEOK Partners LP, Gtd. Notes	6.125%	02/01/41	300	$306,268
ONEOK, Inc.,
Gtd. Notes	3.100	03/15/30	2,415	2,205,800
Gtd. Notes	4.200	03/15/45	275	213,474
Gtd. Notes	4.500	03/15/50	195	159,230
Gtd. Notes(a)	6.050	09/01/33	2,510	2,640,928
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes	3.550	12/15/29	350	326,681
Sr. Unsec’d. Notes	4.650	10/15/25	1,000	993,409
Spectra Energy Partners LP, Gtd. Notes	3.375	10/15/26	140	135,462
Targa Resources Corp.,
Gtd. Notes	6.125	03/15/33	1,240	1,304,023
Gtd. Notes(a)	6.250	07/01/52	1,305	1,351,123
Gtd. Notes	6.500	03/30/34	1,095	1,185,581
Texas Eastern Transmission LP, Sr. Unsec’d. Notes, 144A	3.500	01/15/28	300	287,012
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes	3.950	05/15/50	625	483,525
Sr. Unsec’d. Notes	4.600	03/15/48	500	433,695
Western Midstream Operating LP, Sr. Unsec’d. Notes	5.300	03/01/48	320	282,118
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	4.000	09/15/25	350	345,675
Sr. Unsec’d. Notes	5.150	03/15/34	90	89,714
Sr. Unsec’d. Notes	5.400	03/04/44	400	383,460

				35,923,558

Real Estate 0.2%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada), Sr. Unsec’d. Notes, 144A
	4.125	02/01/29	4,190	4,035,389

Real Estate Investment Trusts (REITs) 1.4%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes	2.000	05/18/32	1,645	1,319,665
Gtd. Notes	4.750	04/15/35	425	404,043

See Notes to Financial Statements.

PGIM Core Bond Fund

Schedule of Investments (continued)

as of July 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Real Estate Investment Trusts (REITs) (cont’d.)

Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes	4.050%	07/01/30	3,665	$3,479,028
Sr. Unsec’d. Notes	5.500	02/15/34	895	897,854
COPT Defense Properties LP, Gtd. Notes	2.900	12/01/33	1,400	1,130,205
CubeSmart LP, Gtd. Notes	2.250	12/15/28	3,360	3,017,544
Healthpeak OP LLC, Gtd. Notes	2.875	01/15/31	630	555,629
Prologis LP, Sr. Unsec’d. Notes(a)	1.250	10/15/30	2,765	2,263,049
Realty Income Corp.,
Sr. Unsec’d. Notes	1.800	03/15/33	325	251,144
Sr. Unsec’d. Notes	3.250	01/15/31	985	893,654
Sun Communities Operating LP,
Gtd. Notes	2.300	11/01/28	4,585	4,100,787
Gtd. Notes	5.500	01/15/29	2,785	2,826,577
VICI Properties LP/VICI Note Co., Inc., Gtd. Notes, 144A	5.750	02/01/27	4,680	4,722,367
Welltower OP LLC, Gtd. Notes	2.700	02/15/27	775	738,896

				26,600,442

Retail 0.2%

Alimentation Couche-Tard, Inc. (Canada), Gtd. Notes, 144A	3.550	07/26/27	940	906,148
AutoZone, Inc., Sr. Unsec’d. Notes	1.650	01/15/31	620	509,622
Falabella SA (Chile), Sr. Unsec’d. Notes, 144A	4.375	01/27/25	1,700	1,682,490

				3,098,260

Semiconductors 0.3%

Broadcom, Inc., Sr. Unsec’d. Notes, 144A	3.137	11/15/35	287	236,697

See Notes to Financial Statements.

PGIM Core Bond Fund 33

PGIM Core Bond Fund

Schedule of Investments (continued)

as of July 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Semiconductors (cont’d.)

Broadcom, Inc., (cont’d.)
Sr. Unsec’d. Notes, 144A	3.187%	11/15/36	1,000	$815,958
Sr. Unsec’d. Notes, 144A	3.419	04/15/33	4,847	4,284,401

				5,337,056

Software 0.2%

Oracle Corp., Sr. Unsec’d. Notes	4.300	07/08/34	2,408	2,255,482
Workday, Inc., Sr. Unsec’d. Notes	3.800	04/01/32	2,435	2,245,351

				4,500,833

Telecommunications 1.7%

AT&T, Inc.,
Sr. Unsec’d. Notes	2.550	12/01/33	58	47,474
Sr. Unsec’d. Notes	3.500	09/15/53	1,734	1,211,976
Sr. Unsec’d. Notes	3.650	09/15/59	1,717	1,185,957
Sr. Unsec’d. Notes	3.800	12/01/57	1,128	810,942
Sr. Unsec’d. Notes	4.500	05/15/35	205	193,251
Sr. Unsec’d. Notes	5.400	02/15/34	5,030	5,135,649
Motorola Solutions, Inc., Sr. Unsec’d. Notes	5.400	04/15/34	4,540	4,621,082
Rogers Communications, Inc. (Canada), Gtd. Notes(a)	5.300	02/15/34	3,365	3,372,153
T-Mobile USA, Inc.,
Gtd. Notes	2.550	02/15/31	1,635	1,419,323
Gtd. Notes	3.000	02/15/41	640	471,605
Gtd. Notes	3.750	04/15/27	970	945,645
Gtd. Notes	3.875	04/15/30	4,780	4,558,984
Gtd. Notes	4.375	04/15/40	380	336,736
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	1.680	10/30/30	170	141,573
Sr. Unsec’d. Notes	2.355	03/15/32	8,190	6,851,943
Sr. Unsec’d. Notes	2.550	03/21/31	2,729	2,363,623

				33,667,916

See Notes to Financial Statements.

PGIM Core Bond Fund

Schedule of Investments (continued)

as of July 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Transportation 0.1%

Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	3.050%	02/15/51	910	$621,003
Canadian Pacific Railway Co. (Canada), Gtd. Notes	3.500	05/01/50	1,585	1,167,047

				1,788,050

Trucking & Leasing 0.1%

Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A
	5.750	05/24/26	2,930	2,958,034

Water 0.0%

American Water Capital Corp., Sr. Unsec’d. Notes
	4.000	12/01/46	145	117,546

TOTAL CORPORATE BONDS (cost $648,349,143)				610,460,126

MUNICIPAL BONDS 0.3%

Alabama 0.0%

Alabama Economic Settlement Authority, Taxable, Revenue Bonds, Series B	4.263	09/15/32	40	38,995

California 0.0%

City of Los Angeles Department of Airports, Taxable, Revenue Bonds, BABs	6.582	05/15/39	260	284,978
University of California,
Taxable, Revenue Bonds, Series AP	3.931	05/15/45	30	27,874
Taxable, Revenue Bonds, Series J	4.131	05/15/45	30	27,537

				340,389

New Jersey 0.0%

New Jersey Turnpike Authority, Taxable, Revenue Bonds, BABs, Series A	7.102	01/01/41	250	292,169

See Notes to Financial Statements.

PGIM Core Bond Fund 35

PGIM Core Bond Fund

Schedule of Investments (continued)

as of July 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

New York 0.1%

Port Authority of New York & New Jersey, Revenue Bonds	5.072%	07/15/53	2,525	$2,530,820

Pennsylvania 0.1%

Pennsylvania State University (The), Taxable, Revenue Bonds, Series D	2.840	09/01/50	745	519,364
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs	6.105	12/01/39	70	76,049
Revenue Bonds, BABs, Series B	5.511	12/01/45	150	152,791

				748,204

Texas 0.1%

City of San Antonio Electric & Gas Systems Revenue, Revenue Bonds, BABs	5.985	02/01/39	775	824,483
Grand Parkway Transportation Corp., Taxable, Revenue Bonds, Series E	5.184	10/01/42	775	793,097
Permanent University Fund - University of Texas System, Taxable, Revenue Bonds, Series A	3.376	07/01/47	555	438,998
Texas Private Activity Bond Surface Transportation Corp., Taxable, Revenue Bonds, Series B	3.922	12/31/49	340	285,736

				2,342,314

Virginia 0.0%

University of Virginia, Taxable, Revenue Bonds, Series C	4.179	09/01/2117	130	107,651

TOTAL MUNICIPAL BONDS (cost $7,258,296)				6,400,542

RESIDENTIAL MORTGAGE-BACKED SECURITIES 2.2%
Alternative Loan Trust, Series 2003-J03, Class 2A1	6.250	12/25/33	1	1,505
BCAP LLC Trust, Series 2011-RR04, Class 7A1, 144A	5.250	04/26/37	105	58,624
Bellemeade Re Ltd., Series 2021-03A, Class A2, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 1.000%)	6.347(c)	09/25/31	2,200	2,199,989

See Notes to Financial Statements.

PGIM Core Bond Fund

Schedule of Investments (continued)

as of July 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Bellemeade Re Ltd., (cont’d.)
Series 2022-01, Class M1A, 144A, 30 Day Average SOFR + 1.750% (Cap N/A, Floor 1.750%)	7.097%(c)	01/26/32	587	$588,114
BRAVO Residential Funding Trust, Series 2023-RPL01, Class A1, 144A	5.000(cc)	05/25/63	3,364	3,360,029
Chase Home Lending Mortgage Trust,
Series 2023-RPL01, Class A1, 144A	3.500(cc)	06/25/62	1,756	1,605,809
Series 2024-RPL03, Class A1A, 144A	3.250(cc)	09/25/64	1,493	1,321,886
CIM Trust, Series 2024-R01, Class A1, 144A	4.750(cc)	06/25/64	3,000	2,902,257
Connecticut Avenue Securities Trust,
Series 2022-R01, Class 1M2, 144A, 30 Day Average SOFR + 1.900% (Cap N/A, Floor 0.000%)	7.247(c)	12/25/41	2,120	2,147,836
Series 2023-R08, Class 1M1, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)	6.847(c)	10/25/43	1,259	1,265,956
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-08, Class 5A1	6.500	04/25/33	1	691
Credit Suisse Mortgage Trust,
Series 2020-RPL06, Class A1, 144A	3.439(cc)	03/25/59	826	825,883
Series 2022-RPL04, Class A1, 144A	3.904(cc)	04/25/62	1,081	1,028,775
Fannie Mae REMIC,
Series 2014-11, Class VB	4.500	04/25/42	500	491,692
Series 2020-24, Class SP, IO, 30 Day Average SOFR x (1) + 5.936% (Cap 6.050%, Floor 0.000%)	0.588(c)	04/25/50	1,161	138,900
Series 2023-54, Class PO, PO	1.842(s)	11/25/53	3,795	2,980,008
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)	6.997(c)	01/25/34	160	161,214
Series 2021-HQA03, Class M1, 144A, 30 Day Average SOFR + 0.850% (Cap N/A, Floor 0.000%)	6.197(c)	09/25/41	4,487	4,473,438
Series 2022-DNA01, Class M1A, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 0.000%)	6.347(c)	01/25/42	1,312	1,313,348
FHLMC Structured Pass-Through Certificates, Series T-59, Class 1A2	7.000	10/25/43	57	59,119
Freddie Mac REMIC,
Series 4249, Class GW	3.500	10/15/41	724	678,403
Series 5019, Class IP, IO	3.000	10/25/50	807	133,984
Series 5021, Class SB, IO, 30 Day Average SOFR x (1) + 3.550% (Cap 3.550%, Floor 0.000%)	0.000(c)	10/25/50	3,535	128,161
Series 5222, Class SA, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)	0.000(c)	05/25/52	446	8,672

See Notes to Financial Statements.

PGIM Core Bond Fund 37

PGIM Core Bond Fund

Schedule of Investments (continued)

as of July 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Government National Mortgage Assoc.,
Series 2013-99, Class AX	3.000%	07/20/43	535	$493,930
Series 2014-58, Class PS, IO, 1 Month SOFR x (1) + 5.986% (Cap 6.100%, Floor 0.000%)	0.640(c)	09/20/43	3,663	135,185
Series 2016-46, Class JE	2.500	11/20/45	131	119,401
Series 2018-121, Class KS, IO, 1 Month SOFR x (1) + 3.746% (Cap 3.860%, Floor 0.000%)	0.000(c)	09/20/48	1,658	41,078
Series 2018-148, Class DS, IO, 1 Month SOFR x (1) + 3.726% (Cap 3.840%, Floor 0.000%)	0.000(c)	10/20/48	2,127	56,673
Series 2018-151, Class SL, IO, 1 Month SOFR x (1) + 3.686% (Cap 3.800%, Floor 0.000%)	0.000(c)	11/20/48	1,904	56,881
Series 2018-155, Class PS, IO, 1 Month SOFR x (1) + 3.186% (Cap 2.000%, Floor 0.000%)	0.000(c)	11/20/48	3,748	62,930
Series 2019-023, Class SW, IO, 1 Month SOFR x (1) + 6.086% (Cap 6.200%, Floor 0.000%)	0.758(c)	07/16/43	4,663	303,700
Series 2019-092, Class S, IO, 1 Month SOFR x (1) + 2.696% (Cap 2.810%, Floor 0.000%)	0.000(c)	07/20/49	6,662	91,728
Series 2019-097, Class MS, IO, 1 Month SOFR x (1) + 2.966% (Cap 3.080%, Floor 0.000%)	0.000(c)	08/20/49	3,943	66,043
Series 2019-099, Class SA, IO, 1 Month SOFR x (1) + 3.236% (Cap 3.350%, Floor 0.000%)	0.000(c)	08/20/49	3,344	68,763
Series 2021-165, Class ST, IO, 1 Month SOFR x (1) + 3.246% (Cap 0.020%, Floor 0.000%)	0.000(c)	01/20/50	740	250
Series 2022-051, Class SC, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)	0.000(c)	03/20/52	5,358	137,183
Series 2022-066, Class SB, IO, 30 Day Average SOFR x (1) + 3.850% (Cap 3.850%, Floor 0.000%)	0.000(c)	04/20/52	122	3,124
Series 2022-078, Class MS, IO, 30 Day Average SOFR x (1) + 3.600% (Cap 3.600%, Floor 0.000%)	0.000(c)	04/20/52	4,695	113,239
Series 2022-078, Class SB, IO, 30 Day Average SOFR x (1) + 3.750% (Cap 3.750%, Floor 0.000%)	0.000(c)	04/20/52	3,051	81,517
Series 2022-112, Class CM	3.000	06/20/52	2,851	2,116,260
Series 2022-126, Class CS, IO, 30 Day Average SOFR x (1) + 3.760% (Cap 3.760%, Floor 0.000%)	0.000(c)	07/20/52	6,386	126,628
Series 2022-148, Class DS, IO, 30 Day Average SOFR x (1) + 3.600% (Cap 3.600%, Floor 0.000%)	0.000(c)	08/20/52	2,409	46,958
Home Re Ltd.,
Series 2019-01, Class M1, 144A, 30 Day Average SOFR + 1.764% (Cap N/A, Floor 0.000%)	7.112(c)	05/25/29	61	60,720
Legacy Mortgage Asset Trust,
Series 2019-PR01, Class A1, 144A	7.858(cc)	09/25/59	1,292	1,291,653
Series 2021-GS01, Class A1, 144A	4.892(cc)	10/25/66	262	261,481

See Notes to Financial Statements.

PGIM Core Bond Fund

Schedule of Investments (continued)

as of July 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
MFA Trust, Series 2021-RPL01, Class A1, 144A	1.131%(cc)	07/25/60	2,049	$1,830,745
Mill City Mortgage Loan Trust, Series 2018-01, Class A1, 144A	3.250(cc)	05/25/62	88	86,118
New Residential Mortgage Loan Trust, Series 2018-04A, Class A1S, 144A, 1 Month SOFR + 0.864% (Cap N/A, Floor 0.750%)	6.214(c)	01/25/48	48	46,599
Oaktown Re VII Ltd., Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 1.600%)	6.947(c)	04/25/34	1,186	1,186,641
OBX Trust, Series 2018-01, Class A2, 144A, 1 Month SOFR + 0.764% (Cap N/A, Floor 0.000%)	6.114(c)	06/25/57	112	108,907
RCKT Mortgage Trust, Series 2024-CES05, Class A1A, 144A	5.846	08/25/44	1,000	1,004,809
Sequoia Mortgage Trust, Series 10, Class 2A1, 1 Month SOFR + 0.874% (Cap 11.750%, Floor 0.760%)	6.220(c)	10/20/27	9	8,768
Structured Asset Mortgage Investments II Trust, Series 2005-AR05, Class A1, 1 Month SOFR + 0.614% (Cap 11.000%, Floor 0.500%)	5.956(c)	07/19/35	14	13,363
Towd Point Mortgage Trust,
Series 2017-05, Class A1, 144A, 1 Month SOFR + 0.714% (Cap N/A, Floor 0.000%)	6.064(c)	02/25/57	56	57,714
Series 2019-HY03, Class A1A, 144A, 1 Month SOFR + 1.114% (Cap N/A, Floor 1.000%)	6.464(c)	10/25/59	112	113,949
Series 2020-04, Class A1, 144A	1.750	10/25/60	573	514,406
Series 2021-SJ01, Class A1, 144A	2.250(cc)	07/25/68	1,439	1,359,163
Series 2021-SJ02, Class A1A, 144A	2.250(cc)	12/25/61	2,285	2,191,104
Washington Mutual Mortgage Pass-Through Certificates Trust,
Series 2002-AR06, Class A, Federal Reserve US 12
Month Cumulative Avg 1 Year CMT + 1.400% (Cap N/A, Floor 1.400%)	6.573(c)	06/25/42	19	17,196
Series 2002-AR09, Class 1A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.400% (Cap N/A, Floor 1.400%)	6.573(c)	08/25/42	2	1,508
Series 2005-AR13, Class A1A1, 1 Month SOFR + 0.694% (Cap 10.500%, Floor 0.580%)	6.044(c)	10/25/45	151	146,053

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $42,567,846)				42,296,661

See Notes to Financial Statements.

PGIM Core Bond Fund 39

PGIM Core Bond Fund

Schedule of Investments (continued)

as of July 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BONDS 0.3%
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A	2.375%	08/20/30	555	$472,617
Sr. Unsec’d. Notes, 144A	3.375	08/20/50	225	156,825
Export-Import Bank of India (India), Sr. Unsec’d. Notes, 144A	3.875	02/01/28	290	280,929
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes	3.500	01/11/28	1,420	1,356,544
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, 144A, MTN	1.750	09/05/24	200	199,246
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes	3.500	02/12/34	970	807,040
Sr. Unsec’d. Notes	6.000	05/07/36	1,527	1,521,655
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	4.500	04/16/50	200	138,250
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes	2.783	01/23/31	701	609,213
Province of Alberta (Canada),
Sr. Unsec’d. Notes	1.300	07/22/30	185	156,449
Sr. Unsec’d. Notes	3.300	03/15/28	110	106,515
Province of Manitoba (Canada), Sr. Unsec’d. Notes	2.125	06/22/26	100	95,676
Province of Quebec (Canada), Unsec’d. Notes, Series A, MTN	7.140	02/27/26	45	46,502

TOTAL SOVEREIGN BONDS (cost $6,600,885)				5,947,461

U.S. GOVERNMENT AGENCY OBLIGATIONS 25.7%
Federal Home Loan Mortgage Corp.	1.500	02/01/36	802	704,234
Federal Home Loan Mortgage Corp.	1.500	06/01/36	905	792,027
Federal Home Loan Mortgage Corp.	1.500	11/01/50	1,735	1,330,777
Federal Home Loan Mortgage Corp.	2.000	01/01/32	248	231,418
Federal Home Loan Mortgage Corp.	2.000	02/01/36	789	708,951
Federal Home Loan Mortgage Corp.	2.000	10/01/40	363	311,886
Federal Home Loan Mortgage Corp.	2.000	09/01/50	11,890	9,669,251
Federal Home Loan Mortgage Corp.	2.000	11/01/50	543	440,447
Federal Home Loan Mortgage Corp.	2.000	12/01/50	1,824	1,478,747
Federal Home Loan Mortgage Corp.	2.000	03/01/51	2,362	1,908,123
Federal Home Loan Mortgage Corp.	2.000	04/01/51	97	78,722
Federal Home Loan Mortgage Corp.	2.000	05/01/51	1,236	1,000,795
Federal Home Loan Mortgage Corp.	2.000	07/01/51	4,147	3,354,259
Federal Home Loan Mortgage Corp.	2.000	09/01/51	433	353,825

See Notes to Financial Statements.

PGIM Core Bond Fund

Schedule of Investments (continued)

as of July 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Home Loan Mortgage Corp.	2.500%	01/01/29	118	$113,673
Federal Home Loan Mortgage Corp.	2.500	07/01/31	226	214,673
Federal Home Loan Mortgage Corp.	2.500	01/01/32	127	119,887
Federal Home Loan Mortgage Corp.	2.500	10/01/32	295	277,733
Federal Home Loan Mortgage Corp.	2.500	12/01/32	540	510,052
Federal Home Loan Mortgage Corp.	2.500	09/01/46	146	126,725
Federal Home Loan Mortgage Corp.	2.500	11/01/46	459	398,236
Federal Home Loan Mortgage Corp.	2.500	11/01/49	793	677,363
Federal Home Loan Mortgage Corp.	2.500	07/01/50	1,107	940,910
Federal Home Loan Mortgage Corp.	2.500	03/01/51	906	775,716
Federal Home Loan Mortgage Corp.	2.500	04/01/51	10,363	8,787,031
Federal Home Loan Mortgage Corp.	2.500	05/01/51	213	180,911
Federal Home Loan Mortgage Corp.	2.500	07/01/51	435	369,386
Federal Home Loan Mortgage Corp.	2.500	08/01/51	873	740,042
Federal Home Loan Mortgage Corp.	2.500	10/01/51	70	59,544
Federal Home Loan Mortgage Corp.	2.500	10/01/51	296	252,067
Federal Home Loan Mortgage Corp.	2.500	11/01/51	5,742	4,858,965
Federal Home Loan Mortgage Corp.	2.500	12/01/51	3,019	2,557,303
Federal Home Loan Mortgage Corp.	2.500	01/01/52	459	388,793
Federal Home Loan Mortgage Corp.	3.000	02/01/32	517	495,904
Federal Home Loan Mortgage Corp.	3.000	01/01/37	124	116,351
Federal Home Loan Mortgage Corp.	3.000	12/01/37	49	45,996
Federal Home Loan Mortgage Corp.	3.000	06/01/43	1,285	1,165,672
Federal Home Loan Mortgage Corp.	3.000	07/01/43	220	199,459
Federal Home Loan Mortgage Corp.	3.000	06/01/46	363	325,733
Federal Home Loan Mortgage Corp.	3.000	09/01/46	2,099	1,882,189
Federal Home Loan Mortgage Corp.	3.000	12/01/46	7,460	6,681,233
Federal Home Loan Mortgage Corp.	3.000	01/01/47	380	340,548
Federal Home Loan Mortgage Corp.	3.000	02/01/50	2,269	2,017,290
Federal Home Loan Mortgage Corp.	3.000	06/01/50	565	501,692
Federal Home Loan Mortgage Corp.	3.000	03/01/51	3,770	3,307,508
Federal Home Loan Mortgage Corp.	3.000	04/01/52	3,946	3,449,438
Federal Home Loan Mortgage Corp.	3.500	06/01/37	637	612,619
Federal Home Loan Mortgage Corp.	3.500	11/01/37	113	107,969
Federal Home Loan Mortgage Corp.	3.500	06/01/42	160	149,882
Federal Home Loan Mortgage Corp.	3.500	06/01/42	168	157,213
Federal Home Loan Mortgage Corp.	3.500	07/01/42	167	156,617
Federal Home Loan Mortgage Corp.	3.500	09/01/42	206	192,942
Federal Home Loan Mortgage Corp.	3.500	10/01/42	256	240,163
Federal Home Loan Mortgage Corp.	3.500	06/01/43	111	103,895
Federal Home Loan Mortgage Corp.	3.500	05/01/45	140	130,625
Federal Home Loan Mortgage Corp.	3.500	01/01/47	103	96,020

See Notes to Financial Statements.

PGIM Core Bond Fund 41

PGIM Core Bond Fund

Schedule of Investments (continued)

as of July 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Home Loan Mortgage Corp.	3.500%	02/01/47	232	$214,785
Federal Home Loan Mortgage Corp.	3.500	11/01/47	155	143,112
Federal Home Loan Mortgage Corp.	3.500	03/01/48	3,344	3,090,507
Federal Home Loan Mortgage Corp.	3.500	08/01/48	62	57,653
Federal Home Loan Mortgage Corp.	3.500	10/01/48	237	219,268
Federal Home Loan Mortgage Corp.	3.500	01/01/50	1,425	1,311,210
Federal Home Loan Mortgage Corp.	3.500	01/01/52	144	130,893
Federal Home Loan Mortgage Corp.	3.500	05/01/52	10,928	9,928,315
Federal Home Loan Mortgage Corp.	3.500	07/01/52	1,011	917,233
Federal Home Loan Mortgage Corp.	4.000	09/01/37	1,727	1,688,366
Federal Home Loan Mortgage Corp.	4.000	11/01/37	1,534	1,500,887
Federal Home Loan Mortgage Corp.	4.000	12/01/40	47	45,428
Federal Home Loan Mortgage Corp.	4.000	01/01/41	171	164,755
Federal Home Loan Mortgage Corp.	4.000	04/01/42	173	167,670
Federal Home Loan Mortgage Corp.	4.000	10/01/45	91	87,213
Federal Home Loan Mortgage Corp.	4.000	02/01/46	1,257	1,213,932
Federal Home Loan Mortgage Corp.	4.000	05/01/46	81	78,006
Federal Home Loan Mortgage Corp.	4.000	08/01/46	121	115,530
Federal Home Loan Mortgage Corp.	4.000	11/01/47	79	75,743
Federal Home Loan Mortgage Corp.	4.000	04/01/48	124	119,287
Federal Home Loan Mortgage Corp.	4.000	05/01/48	140	133,633
Federal Home Loan Mortgage Corp.	4.000	07/01/48	251	240,823
Federal Home Loan Mortgage Corp.	4.000	07/01/49	355	340,313
Federal Home Loan Mortgage Corp.	4.000	04/01/52	1,555	1,476,878
Federal Home Loan Mortgage Corp.	4.000	10/01/52	5,666	5,311,150
Federal Home Loan Mortgage Corp.	4.500	06/01/42	57	55,616
Federal Home Loan Mortgage Corp.	4.500	09/01/44	74	72,979
Federal Home Loan Mortgage Corp.	4.500	07/01/45	178	176,414
Federal Home Loan Mortgage Corp.	4.500	04/01/47	680	669,344
Federal Home Loan Mortgage Corp.	4.500	07/01/47	76	74,479
Federal Home Loan Mortgage Corp.	4.500	07/01/47	172	169,110
Federal Home Loan Mortgage Corp.	4.500	11/01/47	297	291,459
Federal Home Loan Mortgage Corp.	4.500	02/01/48	95	93,619
Federal Home Loan Mortgage Corp.	4.500	07/01/48	195	190,894
Federal Home Loan Mortgage Corp.	4.500	05/01/52	423	407,676
Federal Home Loan Mortgage Corp.	4.500	07/01/52	3,824	3,687,644
Federal Home Loan Mortgage Corp.	4.500	08/01/52	4,408	4,249,714
Federal Home Loan Mortgage Corp.	4.500	09/01/52	221	213,406
Federal Home Loan Mortgage Corp.	4.500	09/01/52	444	428,219
Federal Home Loan Mortgage Corp.	5.000	08/01/40	164	166,695
Federal Home Loan Mortgage Corp.	5.000	12/01/47	111	110,515
Federal Home Loan Mortgage Corp.	5.000	02/01/48	203	204,600

See Notes to Financial Statements.

PGIM Core Bond Fund

Schedule of Investments (continued)

as of July 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Home Loan Mortgage Corp.	5.000%	10/01/52	4,563	$4,499,360
Federal Home Loan Mortgage Corp.	5.000	11/01/52	457	451,080
Federal Home Loan Mortgage Corp.	5.500	02/01/53	16,026	16,065,469
Federal National Mortgage Assoc.	0.875	08/05/30	235	195,156
Federal National Mortgage Assoc.	1.500	01/01/36	2,108	1,851,510
Federal National Mortgage Assoc.	1.500	04/01/36	874	767,306
Federal National Mortgage Assoc.	1.500	05/01/36	461	404,455
Federal National Mortgage Assoc.	1.500	06/01/36	1,408	1,232,989
Federal National Mortgage Assoc.	1.500	07/01/36	1,760	1,541,398
Federal National Mortgage Assoc.	1.500	02/01/42	431	355,671
Federal National Mortgage Assoc.	1.500	10/01/50	362	278,807
Federal National Mortgage Assoc.	1.500	11/01/50	1,025	790,815
Federal National Mortgage Assoc.	1.500	12/01/50	7,791	6,011,346
Federal National Mortgage Assoc.	1.500	01/01/51	3,811	2,932,861
Federal National Mortgage Assoc.	1.500	06/01/51	668	512,791
Federal National Mortgage Assoc.	1.500	07/01/51	790	606,986
Federal National Mortgage Assoc.	1.625	01/07/25	500	492,458
Federal National Mortgage Assoc.	2.000	TBA	3,000	2,413,007
Federal National Mortgage Assoc.	2.000	03/01/31	1,229	1,154,160
Federal National Mortgage Assoc.	2.000	01/01/32	2,548	2,378,899
Federal National Mortgage Assoc.	2.000	05/01/36	1,270	1,145,324
Federal National Mortgage Assoc.	2.000	09/01/36	1,343	1,206,556
Federal National Mortgage Assoc.	2.000	12/01/36	2,156	1,935,963
Federal National Mortgage Assoc.	2.000	02/01/37	2,934	2,633,501
Federal National Mortgage Assoc.	2.000	08/01/40	1,852	1,593,333
Federal National Mortgage Assoc.	2.000	02/01/41	1,750	1,503,996
Federal National Mortgage Assoc.	2.000	05/01/41	3,496	3,000,916
Federal National Mortgage Assoc.	2.000	10/01/50	11,733	9,521,506
Federal National Mortgage Assoc.	2.000	11/01/50	357	289,890
Federal National Mortgage Assoc.	2.000	12/01/50	38	30,868
Federal National Mortgage Assoc.	2.000	01/01/51	1,792	1,451,221
Federal National Mortgage Assoc.	2.000	02/01/51	3,665	2,960,398
Federal National Mortgage Assoc.	2.000	02/01/51	8,051	6,525,103
Federal National Mortgage Assoc.	2.000	03/01/51	5,431	4,387,078
Federal National Mortgage Assoc.	2.000	04/01/51	2,753	2,227,257
Federal National Mortgage Assoc.	2.000	04/01/51	4,183	3,386,396
Federal National Mortgage Assoc.	2.000	05/01/51	17,363	14,061,743
Federal National Mortgage Assoc.	2.000	07/01/51	2,021	1,632,642
Federal National Mortgage Assoc.	2.000	08/01/51	2,061	1,661,737
Federal National Mortgage Assoc.	2.500	TBA	33,500	28,123,430
Federal National Mortgage Assoc.	2.500	05/01/30	154	146,538
Federal National Mortgage Assoc.	2.500	04/01/31	455	431,174

See Notes to Financial Statements.

PGIM Core Bond Fund 43

PGIM Core Bond Fund

Schedule of Investments (continued)

as of July 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	2.500%	11/01/31	123	$116,141
Federal National Mortgage Assoc.	2.500	07/01/32	712	670,540
Federal National Mortgage Assoc.	2.500	08/01/32	780	736,373
Federal National Mortgage Assoc.	2.500	09/01/32	754	712,260
Federal National Mortgage Assoc.	2.500	07/01/35	2,727	2,575,550
Federal National Mortgage Assoc.	2.500	02/01/43	62	53,494
Federal National Mortgage Assoc.	2.500	06/01/46	315	271,813
Federal National Mortgage Assoc.	2.500	09/01/46	157	135,212
Federal National Mortgage Assoc.	2.500	10/01/46	96	83,507
Federal National Mortgage Assoc.	2.500	10/01/46	168	144,370
Federal National Mortgage Assoc.	2.500	03/01/50	613	521,181
Federal National Mortgage Assoc.	2.500	08/01/50	1,588	1,349,007
Federal National Mortgage Assoc.	2.500	08/01/50	4,022	3,415,836
Federal National Mortgage Assoc.	2.500	11/01/50	2,885	2,475,101
Federal National Mortgage Assoc.	2.500	12/01/50	269	229,754
Federal National Mortgage Assoc.	2.500	01/01/51	615	526,985
Federal National Mortgage Assoc.	2.500	04/01/51	5,133	4,332,187
Federal National Mortgage Assoc.	2.500	05/01/51	149	126,638
Federal National Mortgage Assoc.	2.500	07/01/51	3,785	3,200,722
Federal National Mortgage Assoc.	2.500	08/01/51	3,089	2,618,997
Federal National Mortgage Assoc.	2.500	09/01/51	453	384,485
Federal National Mortgage Assoc.	2.500	10/01/51	816	691,610
Federal National Mortgage Assoc.	2.500	11/01/51	3,182	2,697,423
Federal National Mortgage Assoc.	2.500	12/01/51	504	428,089
Federal National Mortgage Assoc.	2.500	02/01/52	442	374,280
Federal National Mortgage Assoc.	2.500	02/01/52	855	726,048
Federal National Mortgage Assoc.	3.000	TBA	2,500	2,183,885
Federal National Mortgage Assoc.	3.000	06/01/30	89	85,533
Federal National Mortgage Assoc.	3.000	05/01/31	36	34,440
Federal National Mortgage Assoc.	3.000	12/01/31	98	93,900
Federal National Mortgage Assoc.	3.000	05/01/32	110	105,542
Federal National Mortgage Assoc.	3.000	09/01/32	43	41,086
Federal National Mortgage Assoc.	3.000	11/01/36	86	80,595
Federal National Mortgage Assoc.	3.000	10/01/42	118	107,338
Federal National Mortgage Assoc.	3.000	10/01/42	174	158,031
Federal National Mortgage Assoc.	3.000	02/01/43	167	151,750
Federal National Mortgage Assoc.	3.000	04/01/43	211	191,431
Federal National Mortgage Assoc.	3.000	06/01/43	271	245,676
Federal National Mortgage Assoc.	3.000	12/01/45	380	343,858
Federal National Mortgage Assoc.	3.000	05/01/46	481	431,070
Federal National Mortgage Assoc.	3.000	09/01/46	501	453,890
Federal National Mortgage Assoc.	3.000	10/01/46	1,527	1,367,305

See Notes to Financial Statements.

PGIM Core Bond Fund

Schedule of Investments (continued)

as of July 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	3.000%	11/01/46	562	$502,055
Federal National Mortgage Assoc.	3.000	11/01/46	1,203	1,078,597
Federal National Mortgage Assoc.	3.000	03/01/47	411	364,656
Federal National Mortgage Assoc.	3.000	04/01/47	869	777,140
Federal National Mortgage Assoc.	3.000	12/01/49	2,094	1,854,971
Federal National Mortgage Assoc.	3.000	01/01/50	880	769,317
Federal National Mortgage Assoc.	3.000	02/01/50	787	699,148
Federal National Mortgage Assoc.	3.000	02/01/50	1,568	1,393,751
Federal National Mortgage Assoc.	3.000	03/01/50	375	332,516
Federal National Mortgage Assoc.	3.000	06/01/50	795	705,814
Federal National Mortgage Assoc.	3.000	01/01/51	1,004	888,205
Federal National Mortgage Assoc.	3.000	05/01/51	1,111	979,470
Federal National Mortgage Assoc.	3.000	01/01/52	2,391	2,108,748
Federal National Mortgage Assoc.	3.000	02/01/52	1,710	1,495,814
Federal National Mortgage Assoc.	3.000	03/01/52	3,238	2,831,772
Federal National Mortgage Assoc.	3.000	03/01/52	3,386	2,974,648
Federal National Mortgage Assoc.	3.000	04/01/52	1,784	1,561,689
Federal National Mortgage Assoc.	3.000	04/01/52	2,241	1,959,083
Federal National Mortgage Assoc.	3.000	06/01/52	2,501	2,181,895
Federal National Mortgage Assoc.	3.500	TBA	3,000	2,723,718
Federal National Mortgage Assoc.	3.500	12/01/29	43	41,860
Federal National Mortgage Assoc.	3.500	12/01/30	49	47,893
Federal National Mortgage Assoc.	3.500	07/01/31	216	211,132
Federal National Mortgage Assoc.	3.500	08/01/31	208	202,456
Federal National Mortgage Assoc.	3.500	02/01/33	89	86,262
Federal National Mortgage Assoc.	3.500	05/01/33	36	34,846
Federal National Mortgage Assoc.	3.500	10/01/41	68	63,527
Federal National Mortgage Assoc.	3.500	04/01/42	143	133,849
Federal National Mortgage Assoc.	3.500	05/01/42	141	131,670
Federal National Mortgage Assoc.	3.500	05/01/42	910	851,486
Federal National Mortgage Assoc.	3.500	06/01/42	394	368,484
Federal National Mortgage Assoc.	3.500	10/01/42	224	209,882
Federal National Mortgage Assoc.	3.500	10/01/42	246	229,862
Federal National Mortgage Assoc.	3.500	10/01/42	465	435,037
Federal National Mortgage Assoc.	3.500	06/01/43	125	116,876
Federal National Mortgage Assoc.	3.500	06/01/45	137	127,672
Federal National Mortgage Assoc.	3.500	06/01/45	226	210,139
Federal National Mortgage Assoc.	3.500	09/01/45	196	182,466
Federal National Mortgage Assoc.	3.500	10/01/45	216	200,485
Federal National Mortgage Assoc.	3.500	01/01/46	68	62,803
Federal National Mortgage Assoc.	3.500	01/01/46	179	165,953
Federal National Mortgage Assoc.	3.500	04/01/46	1,878	1,741,912

See Notes to Financial Statements.

PGIM Core Bond Fund 45

PGIM Core Bond Fund

Schedule of Investments (continued)

as of July 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	3.500%	11/01/46	86	$79,615
Federal National Mortgage Assoc.	3.500	06/01/47	316	292,615
Federal National Mortgage Assoc.	3.500	07/01/47	198	182,999
Federal National Mortgage Assoc.	3.500	07/01/47	936	876,052
Federal National Mortgage Assoc.	3.500	08/01/47	149	137,435
Federal National Mortgage Assoc.	3.500	09/01/47	249	230,072
Federal National Mortgage Assoc.	3.500	10/01/47	876	807,435
Federal National Mortgage Assoc.	3.500	11/01/47	809	747,911
Federal National Mortgage Assoc.	3.500	01/01/48	147	135,993
Federal National Mortgage Assoc.	3.500	01/01/48	230	212,389
Federal National Mortgage Assoc.	3.500	01/01/48	2,974	2,748,162
Federal National Mortgage Assoc.	3.500	04/01/48	402	371,284
Federal National Mortgage Assoc.	3.500	06/01/48	612	565,159
Federal National Mortgage Assoc.	3.500	08/01/48	321	296,474
Federal National Mortgage Assoc.	3.500	10/01/48	216	199,477
Federal National Mortgage Assoc.	3.500	11/01/48	158	145,790
Federal National Mortgage Assoc.	3.500	03/01/49	721	666,520
Federal National Mortgage Assoc.	3.500	06/01/49	298	274,133
Federal National Mortgage Assoc.	3.500	08/01/51	40	36,699
Federal National Mortgage Assoc.	3.500	02/01/52	438	399,879
Federal National Mortgage Assoc.	4.000	11/01/37	1,704	1,666,565
Federal National Mortgage Assoc.	4.000	09/01/40	114	110,474
Federal National Mortgage Assoc.	4.000	11/01/40	467	450,720
Federal National Mortgage Assoc.	4.000	02/01/41	190	183,538
Federal National Mortgage Assoc.	4.000	02/01/41	301	290,827
Federal National Mortgage Assoc.	4.000	12/01/41	189	182,144
Federal National Mortgage Assoc.	4.000	10/01/43	150	146,208
Federal National Mortgage Assoc.	4.000	09/01/44	84	81,184
Federal National Mortgage Assoc.	4.000	10/01/44	196	188,570
Federal National Mortgage Assoc.	4.000	12/01/45	67	64,486
Federal National Mortgage Assoc.	4.000	04/01/46	63	59,939
Federal National Mortgage Assoc.	4.000	08/01/46	106	101,225
Federal National Mortgage Assoc.	4.000	09/01/46	811	783,784
Federal National Mortgage Assoc.	4.000	02/01/47	303	290,773
Federal National Mortgage Assoc.	4.000	03/01/47	418	398,771
Federal National Mortgage Assoc.	4.000	06/01/47	246	235,258
Federal National Mortgage Assoc.	4.000	10/01/47	79	75,096
Federal National Mortgage Assoc.	4.000	11/01/47	153	146,003
Federal National Mortgage Assoc.	4.000	12/01/47	161	154,578
Federal National Mortgage Assoc.	4.000	02/01/48	149	142,951
Federal National Mortgage Assoc.	4.000	09/01/48	1,172	1,123,207
Federal National Mortgage Assoc.	4.000	10/01/48	224	214,734

See Notes to Financial Statements.

PGIM Core Bond Fund

Schedule of Investments (continued)

as of July 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	4.000%	03/01/49	604	$578,483
Federal National Mortgage Assoc.	4.000	03/01/49	935	894,328
Federal National Mortgage Assoc.	4.000	07/01/49	202	190,907
Federal National Mortgage Assoc.	4.000	01/01/50	1,777	1,700,417
Federal National Mortgage Assoc.	4.000	05/01/50	1,856	1,762,894
Federal National Mortgage Assoc.	4.000	05/01/52	1,309	1,228,838
Federal National Mortgage Assoc.	4.000	06/01/52	8,438	7,913,568
Federal National Mortgage Assoc.	4.000	07/01/52	1,236	1,164,291
Federal National Mortgage Assoc.	4.000	10/01/52	447	419,423
Federal National Mortgage Assoc.	4.337(s)	03/17/31	945	698,439
Federal National Mortgage Assoc.	4.500	TBA	4,000	3,855,538
Federal National Mortgage Assoc.	4.500	08/01/40	52	51,981
Federal National Mortgage Assoc.	4.500	04/01/41	65	64,378
Federal National Mortgage Assoc.	4.500	06/01/41	138	137,098
Federal National Mortgage Assoc.	4.500	08/01/41	71	70,745
Federal National Mortgage Assoc.	4.500	08/01/41	185	183,163
Federal National Mortgage Assoc.	4.500	08/01/44	182	179,314
Federal National Mortgage Assoc.	4.500	01/01/45	98	97,104
Federal National Mortgage Assoc.	4.500	11/01/47	115	112,404
Federal National Mortgage Assoc.	4.500	06/01/48	155	151,560
Federal National Mortgage Assoc.	4.500	07/01/48	1,330	1,299,238
Federal National Mortgage Assoc.	4.500	12/01/48	124	121,400
Federal National Mortgage Assoc.	4.500	02/01/49	39	38,316
Federal National Mortgage Assoc.	4.500	07/01/52	375	362,104
Federal National Mortgage Assoc.	4.500	09/01/52	242	233,369
Federal National Mortgage Assoc.	5.000	09/01/30	9	9,460
Federal National Mortgage Assoc.	5.000	10/01/40	93	94,160
Federal National Mortgage Assoc.	5.000	03/01/42	172	174,019
Federal National Mortgage Assoc.	5.000	10/01/47	153	153,183
Federal National Mortgage Assoc.	5.000	01/01/48	38	37,890
Federal National Mortgage Assoc.	5.000	06/01/49	856	857,565
Federal National Mortgage Assoc.	5.000	07/01/52	7,146	7,047,008
Federal National Mortgage Assoc.	5.000	08/01/52	1,270	1,253,071
Federal National Mortgage Assoc.	5.000	09/01/52	1,325	1,307,055
Federal National Mortgage Assoc.	5.000	10/01/52	1,515	1,493,721
Federal National Mortgage Assoc.	5.000	02/01/53	1,431	1,410,458
Federal National Mortgage Assoc.	5.000	01/01/54	1,085	1,068,233
Federal National Mortgage Assoc.	5.500	TBA	4,500	4,507,770
Federal National Mortgage Assoc.	5.500	01/01/40	95	96,307
Federal National Mortgage Assoc.	5.500	04/01/53	1,962	1,966,690
Federal National Mortgage Assoc.	5.500	05/01/53	18,996	19,030,783
Federal National Mortgage Assoc.	6.000	TBA	3,500	3,549,222

See Notes to Financial Statements.

PGIM Core Bond Fund 47

PGIM Core Bond Fund

Schedule of Investments (continued)

as of July 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	6.000%	10/01/36	48		$49,466
Federal National Mortgage Assoc.	6.000	07/01/41	52		53,957
Federal National Mortgage Assoc.	6.000	01/01/53	9,836		9,992,403
Federal National Mortgage Assoc.	6.000	03/01/53	2,342		2,375,783
Federal National Mortgage Assoc.	6.000	09/01/53	2,465		2,500,145
Federal National Mortgage Assoc.	6.000	10/01/53	3,766		3,819,207
Federal National Mortgage Assoc.(k)	6.625	11/15/30	485		552,635
Federal National Mortgage Assoc.(k)	7.125	01/15/30	80		92,055
Federal National Mortgage Assoc., Enterprise 11th District COFI Institutional Replacement Index + 1.254% (Cap 12.750%, Floor 5.750%)	5.750(c)	12/01/30	—	(r)	142
Government National Mortgage Assoc.	2.000	TBA	6,000		4,972,264
Government National Mortgage Assoc.	2.000	01/20/51	5,337		4,423,705
Government National Mortgage Assoc.	2.000	03/20/51	1,022		847,446
Government National Mortgage Assoc.	2.000	07/20/51	5,353		4,437,436
Government National Mortgage Assoc.	2.000	11/20/51	481		398,910
Government National Mortgage Assoc.	2.000	04/20/52	496		410,972
Government National Mortgage Assoc.	2.500	12/20/46	226		197,994
Government National Mortgage Assoc.	2.500	01/20/51	4,261		3,673,004
Government National Mortgage Assoc.	2.500	03/20/51	1,598		1,377,178
Government National Mortgage Assoc.	2.500	05/20/51	7,301		6,282,469
Government National Mortgage Assoc.	2.500	07/20/51	2,278		1,960,099
Government National Mortgage Assoc.	2.500	08/20/51	3,036		2,613,392
Government National Mortgage Assoc.	2.500	09/20/51	3,326		2,862,096
Government National Mortgage Assoc.	2.500	05/20/52	1,982		1,705,610
Government National Mortgage Assoc.	3.000	07/20/42	342		310,927
Government National Mortgage Assoc.	3.000	03/20/43	231		210,119
Government National Mortgage Assoc.	3.000	08/20/43	43		39,489
Government National Mortgage Assoc.	3.000	09/20/43	85		77,751
Government National Mortgage Assoc.	3.000	01/20/44	80		72,581
Government National Mortgage Assoc.	3.000	05/20/45	81		73,879
Government National Mortgage Assoc.	3.000	08/15/45	93		83,199
Government National Mortgage Assoc.	3.000	05/20/46	500		452,990
Government National Mortgage Assoc.	3.000	07/20/46	799		723,150
Government National Mortgage Assoc.	3.000	08/20/46	44		39,743
Government National Mortgage Assoc.	3.000	10/20/46	251		227,021
Government National Mortgage Assoc.	3.000	03/20/47	517		467,984
Government National Mortgage Assoc.	3.000	01/20/48	66		59,782
Government National Mortgage Assoc.	3.000	08/20/48	1,110		1,002,259
Government National Mortgage Assoc.	3.000	07/20/49	372		334,758
Government National Mortgage Assoc.	3.000	09/20/49	460		413,434
Government National Mortgage Assoc.	3.000	12/20/49	513		459,477

See Notes to Financial Statements.

PGIM Core Bond Fund

Schedule of Investments (continued)

as of July 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Government National Mortgage Assoc.	3.000%	01/20/50	2,374	$2,132,895
Government National Mortgage Assoc.	3.000	02/20/50	104	93,173
Government National Mortgage Assoc.	3.000	09/20/50	304	272,035
Government National Mortgage Assoc.	3.000	10/20/51	429	383,260
Government National Mortgage Assoc.	3.000	11/20/51	806	719,595
Government National Mortgage Assoc.	3.500	01/15/42	56	52,851
Government National Mortgage Assoc.	3.500	12/20/42	164	154,200
Government National Mortgage Assoc.	3.500	01/20/43	245	230,255
Government National Mortgage Assoc.	3.500	02/20/43	111	103,768
Government National Mortgage Assoc.	3.500	08/20/43	393	368,725
Government National Mortgage Assoc.	3.500	10/20/43	521	489,371
Government National Mortgage Assoc.	3.500	03/20/45	54	50,203
Government National Mortgage Assoc.	3.500	04/20/45	303	283,299
Government National Mortgage Assoc.	3.500	04/20/46	578	538,758
Government National Mortgage Assoc.	3.500	07/20/46	357	333,003
Government National Mortgage Assoc.	3.500	10/20/46	699	651,682
Government National Mortgage Assoc.	3.500	12/20/46	689	641,930
Government National Mortgage Assoc.	3.500	05/20/47	387	360,275
Government National Mortgage Assoc.	3.500	10/20/47	132	122,500
Government National Mortgage Assoc.	3.500	11/20/47	684	635,692
Government National Mortgage Assoc.	3.500	01/20/48	186	172,385
Government National Mortgage Assoc.	3.500	10/20/48	112	104,004
Government National Mortgage Assoc.	3.500	11/20/48	221	205,065
Government National Mortgage Assoc.	3.500	12/20/48	81	74,860
Government National Mortgage Assoc.	3.500	02/20/49	186	172,327
Government National Mortgage Assoc.	3.500	05/20/49	293	272,197
Government National Mortgage Assoc.	3.500	06/20/49	255	236,608
Government National Mortgage Assoc.	3.500	08/20/49	5,206	4,820,650
Government National Mortgage Assoc.	3.500	11/20/50	5,406	5,000,887
Government National Mortgage Assoc.	3.500	04/20/51	1,854	1,714,812
Government National Mortgage Assoc.	3.500	02/20/52	2,179	2,002,595
Government National Mortgage Assoc.	4.000	12/20/40	126	122,706
Government National Mortgage Assoc.	4.000	06/20/41	53	51,708
Government National Mortgage Assoc.	4.000	11/15/41	74	70,914
Government National Mortgage Assoc.	4.000	12/20/42	132	127,697
Government National Mortgage Assoc.	4.000	04/20/43	88	84,948
Government National Mortgage Assoc.	4.000	10/20/43	74	71,131
Government National Mortgage Assoc.	4.000	12/20/43	162	155,351
Government National Mortgage Assoc.	4.000	09/20/44	95	91,983
Government National Mortgage Assoc.	4.000	08/20/45	156	150,839
Government National Mortgage Assoc.	4.000	10/20/45	73	70,598
Government National Mortgage Assoc.	4.000	03/20/46	143	137,443

See Notes to Financial Statements.

PGIM Core Bond Fund 49

PGIM Core Bond Fund

Schedule of Investments (continued)

as of July 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Government National Mortgage Assoc.	4.000%	11/20/46	106	$101,581
Government National Mortgage Assoc.	4.000	03/20/47	93	88,701
Government National Mortgage Assoc.	4.000	05/20/47	147	139,637
Government National Mortgage Assoc.	4.000	07/20/47	576	552,213
Government National Mortgage Assoc.	4.000	11/20/47	393	376,140
Government National Mortgage Assoc.	4.000	12/20/47	93	88,648
Government National Mortgage Assoc.	4.000	06/20/48	1,273	1,216,161
Government National Mortgage Assoc.	4.000	07/20/48	176	167,979
Government National Mortgage Assoc.	4.000	08/20/48	62	58,791
Government National Mortgage Assoc.	4.000	09/20/48	156	149,310
Government National Mortgage Assoc.	4.000	11/20/48	66	62,407
Government National Mortgage Assoc.	4.000	01/20/49	79	75,273
Government National Mortgage Assoc.	4.000	02/20/49	158	150,574
Government National Mortgage Assoc.	4.000	03/20/49	99	94,524
Government National Mortgage Assoc.	4.000	06/20/52	1,819	1,718,207
Government National Mortgage Assoc.	4.000	10/20/52	10,348	9,771,044
Government National Mortgage Assoc.	4.500	12/20/41	274	274,557
Government National Mortgage Assoc.	4.500	10/20/43	40	39,553
Government National Mortgage Assoc.	4.500	01/20/44	53	52,630
Government National Mortgage Assoc.	4.500	04/20/44	178	175,535
Government National Mortgage Assoc.	4.500	03/20/45	43	42,252
Government National Mortgage Assoc.	4.500	07/20/46	85	83,744
Government National Mortgage Assoc.	4.500	08/20/46	77	75,724
Government National Mortgage Assoc.	4.500	11/20/46	67	66,282
Government National Mortgage Assoc.	4.500	01/20/47	436	429,907
Government National Mortgage Assoc.	4.500	01/20/48	55	54,406
Government National Mortgage Assoc.	4.500	02/20/48	350	343,943
Government National Mortgage Assoc.	4.500	03/20/48	37	36,661
Government National Mortgage Assoc.	4.500	07/20/48	59	58,225
Government National Mortgage Assoc.	4.500	08/20/48	23	22,401
Government National Mortgage Assoc.	4.500	12/20/48	112	110,155
Government National Mortgage Assoc.	4.500	05/20/52	2,341	2,271,987
Government National Mortgage Assoc.	5.000	10/20/37	5	4,973
Government National Mortgage Assoc.	5.000	09/20/40	52	53,045
Government National Mortgage Assoc.	5.000	04/20/45	29	29,460
Government National Mortgage Assoc.	5.000	08/20/45	105	106,677
Government National Mortgage Assoc.	6.000	12/15/39	71	74,159
Government National Mortgage Assoc.	6.500	TBA	3,000	3,054,127
Tennessee Valley Authority, Sr. Unsec’d. Notes	1.500	09/15/31	645	541,493

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $525,108,763)				503,782,187

See Notes to Financial Statements.

PGIM Core Bond Fund

Schedule of Investments (continued)

as of July 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS 6.1%
U.S. Treasury Bonds	2.000%	11/15/41	19,255	$13,683,084
U.S. Treasury Bonds(k)	2.250	05/15/41	19,330	14,473,337
U.S. Treasury Bonds	2.375	02/15/42	18,960	14,279,250
U.S. Treasury Bonds	4.250	02/15/54	60	59,016
U.S. Treasury Bonds	4.500	02/15/44	135	136,371
U.S. Treasury Bonds(h)	4.750	11/15/53	15,250	16,279,375
U.S. Treasury Notes	4.000	12/15/25	6,145	6,101,793
U.S. Treasury Notes	4.250	12/31/25	27,590	27,490,848
U.S. Treasury Strips Coupon	1.750(s)	08/15/42	415	180,736
U.S. Treasury Strips Coupon(k)	2.062(s)	05/15/41	34,830	16,295,270
U.S. Treasury Strips Coupon	2.324(s)	05/15/42	1,195	526,267
U.S. Treasury Strips Coupon	2.335(s)	08/15/44	1,620	638,634
U.S. Treasury Strips Coupon	2.395(s)	11/15/43	2	815
U.S. Treasury Strips Coupon	2.434(s)	11/15/42	16,395	7,037,041
U.S. Treasury Strips Coupon	2.434(s)	11/15/45	575	214,704
U.S. Treasury Strips Coupon(k)	2.436(s)	02/15/46	415	153,372
U.S. Treasury Strips Coupon	3.863(s)	11/15/41	3,405	1,544,221
U.S. Treasury Strips Coupon	3.930(s)	02/15/41	1,400	663,961
U.S. Treasury Strips Coupon	4.608(s)	11/15/48	95	31,061
U.S. Treasury Strips Coupon	4.652(s)	05/15/49	1,210	388,807
U.S. Treasury Strips Coupon	4.924(s)	02/15/49	280	90,759
U.S. Treasury Strips Coupon	5.356(s)	05/15/40	510	251,554

TOTAL U.S. TREASURY OBLIGATIONS (cost $143,416,305)				120,520,276

			Shares
AFFILIATED EXCHANGE-TRADED FUND 0.5%
PGIM AAA CLO ETF (cost $9,018,747)(wa)			177,000	9,052,665

TOTAL LONG-TERM INVESTMENTS (cost $2,067,447,314)				1,963,004,705

See Notes to Financial Statements.

PGIM Core Bond Fund 51

PGIM Core Bond Fund

Schedule of Investments (continued)

as of July 31, 2024

Description	Shares	Value

SHORT-TERM INVESTMENTS 3.8%

AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund (7-day effective yield 5.561%)(wa)	59,810,178	$59,810,178
PGIM Institutional Money Market Fund (7-day effective yield 5.606%) (cost $14,070,595; includes $13,989,453 of cash collateral for securities on loan)(b)(wa)	14,082,758	14,074,308

TOTAL SHORT-TERM INVESTMENTS (cost $73,880,773)		73,884,486

TOTAL INVESTMENTS 104.1% (cost $2,141,328,087)		2,036,889,191
Liabilities in excess of other assets(z) (4.1)%		(80,519,181)

NET ASSETS 100.0%		$1,956,370,010

See the Glossary for a list of the abbreviation(s) used in the annual report.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $13,759,221; cash collateral of $13,989,453 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2024.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of July 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

See Notes to Financial Statements.

PGIM Core Bond Fund

Schedule of Investments (continued)

as of July 31, 2024

Forward Commitment Contract:

				Principal
	Interest	Maturity	Settlement	Amount
U.S. Government Agency Obligation	Rate	Date	Date	(000)#	Value
Federal National Mortgage Assoc. (proceeds receivable $2,396,250)	2.000%	TBA	09/16/24	$(3,000)	$(2,416,288)

Futures contracts outstanding at July 31, 2024:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
584	2 Year U.S. Treasury Notes	Sep. 2024	$119,934,438	$891,889
373	5 Year U.S. Treasury Notes	Sep. 2024	40,243,205	246,478
240	10 Year U.S. Treasury Notes	Sep. 2024	26,835,000	326,073
183	10 Year U.S. Ultra Treasury Notes	Sep. 2024	21,150,798	317,876
177	30 Year U.S. Ultra Treasury Bonds	Sep. 2024	22,650,469	678,824

				2,461,140

Short Positions:
112	3 Month CME SOFR	Sep. 2024	26,495,700	18,695
286	20 Year U.S. Treasury Bonds	Sep. 2024	34,543,438	(820,170)

				(801,475)

				$1,659,665

Credit default swap agreements outstanding at July 31, 2024:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
U.S. Treasury Notes	06/20/25	0.250%(Q)	EUR	3,530	$(3,332)	$(1,698)	$(1,634)	BARC
U.S. Treasury Notes	06/20/25	0.250%(Q)	EUR	1,175	(1,110)	(564)	(546)	BARC

					$(4,442)	$(2,262)	$(2,180)

See Notes to Financial Statements.

PGIM Core Bond Fund 53

PGIM Core Bond Fund

Schedule of Investments (continued)

as of July 31, 2024

Credit default swap agreements outstanding at July 31, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at July 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
U.S. Treasury Notes	12/20/24	0.250%(Q)	EUR	3,530	0.087%	$3,536	$2,251	$1,285	BARC
U.S. Treasury Notes	12/20/24	0.250%(Q)	EUR	1,230	0.087%	1,232	1,046	186	DB
U.S. Treasury Notes	12/20/24	0.250%(Q)	EUR	1,175	0.087%	1,177	747	430	BARC

						$5,945	$4,044	$1,901

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2024(4)	Value at Trade Date	Value at July 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.IG.42.V1	06/20/29	1.000%(Q)	37,280	0.517%	$795,957	$835,970	$40,013

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See Notes to Financial Statements.

PGIM Core Bond Fund

Schedule of Investments (continued)

as of July 31, 2024

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at July 31, 2024:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements:
79,125	08/31/24	5.384%(T)	1 Day SOFR(2)(T)/ 5.380%	$—	$(66,121)	$(66,121)
10,388	03/08/25	4.946%(A)	1 Day SOFR(2)(A)/ 5.380%	—	(27,729)	(27,729)
13,356	03/09/25	5.110%(A)	1 Day SOFR(2)(A)/ 5.380%	—	(13,676)	(13,676)
30,246	03/10/25	5.088%(A)	1 Day SOFR(2)(A)/ 5.380%	—	(37,272)	(37,272)
52,635	05/17/25	5.113%(T)	1 Day SOFR(2)(T)/ 5.380%	—	55,705	55,705
40,800	08/31/25	4.805%(A)	1 Day SOFR(1)(A)/ 5.380%	—	189,474	189,474
26,965	05/17/26	4.669%(A)	1 Day SOFR(1)(A)/ 5.380%	—	(142,003)	(142,003)
2,245	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 5.380%	415	(11,122)	(11,537)
48,850	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/ 5.380%	16,904	570,761	553,857
30,400	05/13/29	4.253%(A)	1 Day SOFR(1)(A)/ 5.380%	(32,323)	(608,811)	(576,488)
2,800	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 5.380%	1,278,108	1,152,536	(125,572)

				$1,263,104	$1,061,742	$(201,362)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at July 31, 2024:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)

OTC Total Return Swap Agreements:
Total Return Benchmark Bond Index(T)	1 Day USOIS -54bps(T)/ 4.790%	JPM	09/20/24	(8,073)	$16,690	$—	$ 16,690
U.S. Treasury Bond(T)	1 Day USOIS +20bps(T)/ 5.530%	JPM	08/05/24	16,665	(554,914)	—	(554,914)
U.S. Treasury Bond(T)	1 Day USOIS +21bps(T)/ 5.540%	BOA	09/10/24	29,165	(996,784)	—	(996,784)

See Notes to Financial Statements.

PGIM Core Bond Fund 55

PGIM Core Bond Fund

Schedule of Investments (continued)

as of July 31, 2024

Total return swap agreements outstanding at July 31, 2024 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
U.S. Treasury Bond(T)	1 Day USOIS +20bps(T)/ 5.530%	JPM	10/28/24	40,665	$1,658,151	$—	$1,658,151
U.S. Treasury Bond(T)	1 Day USOIS +20bps(T)/ 5.530%	JPM	12/04/24	19,925	592,444	—	592,444
U.S. Treasury Bond(T)	1 Day USOIS +17bps(T)/ 5.500%	GSI	01/10/25	40,595	648,693	—	648,693
U.S. Treasury Bond(T)	1 Day USOIS +23bps(T)/ 5.560%	GSI	02/03/25	22,845	110,308	—	110,308

					$1,474,588	$—	$1,474,588

(1)

On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$4,044	$(2,262)	$3,028,187	$(1,553,878)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$—	$4,265,848

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

See Notes to Financial Statements.

PGIM Core Bond Fund

Schedule of Investments (continued)

as of July 31, 2024

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Automobiles	$—	$91,805,413	$—
Collateralized Loan Obligations	—	267,307,343	—
Consumer Loans	—	20,439,927	—
Credit Cards	—	2,058,644	—
Equipment	—	1,809,610	—
Home Equity Loans	—	5,504,137	—
Other	—	978,120	—
Student Loans	—	5,308,950	—
Commercial Mortgage-Backed Securities	—	269,332,643	—
Corporate Bonds	—	610,460,126	—
Municipal Bonds	—	6,400,542	—
Residential Mortgage-Backed Securities	—	42,296,661	—
Sovereign Bonds	—	5,947,461	—
U.S. Government Agency Obligations	—	503,782,187	—
U.S. Treasury Obligations	—	120,520,276	—
Affiliated Exchange-Traded Fund	9,052,665	—	—
Short-Term Investments
Affiliated Mutual Funds	73,884,486	—	—

Total	$82,937,151	$1,953,952,040	$—

Other Financial Instruments*
Assets
Futures Contracts	$2,479,835	$—	$—
Centrally Cleared Credit Default Swap Agreement	—	40,013	—
OTC Credit Default Swap Agreements	—	5,945	—
Centrally Cleared Interest Rate Swap Agreements	—	799,036	—
OTC Total Return Swap Agreements	—	3,026,286	—

Total	$2,479,835	$3,871,280	$—

Liabilities
Forward Commitment Contract	$—	$(2,416,288)	$—
Futures Contracts	(820,170)	—	—
OTC Credit Default Swap Agreements	—	(4,442)	—

See Notes to Financial Statements.

PGIM Core Bond Fund 57

PGIM Core Bond Fund

Schedule of Investments (continued)

as of July 31, 2024

	Level 1	Level 2	Level 3
Other Financial Instruments* (continued)
Liabilities (continued)
Centrally Cleared Interest Rate Swap Agreements	$—	$(1,000,398)	$—
OTC Total Return Swap Agreements	—	(1,551,698)	—

Total	$(820,170)	$(4,972,826)	$—

*

Other financial instruments are derivative instruments, with the exception of forward commitment contracts, and are not reflected in the Schedule of Investments. Futures, forwards and centrally cleared swap contracts are recorded at unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value. Forward commitment contracts are recorded at market value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2024 were as follows:

U.S. Government Agency Obligations	25.7%
Commercial Mortgage-Backed Securities	13.8
Collateralized Loan Obligations	13.7
Banks	10.1
U.S. Treasury Obligations	6.1
Automobiles	4.7
Affiliated Mutual Funds (0.7% represents investments purchased with collateral from securities on loan)	3.8
Electric	2.6
Residential Mortgage-Backed Securities	2.2
Pipelines	1.8
Telecommunications	1.7
Oil & Gas	1.5
Pharmaceuticals	1.4
Real Estate Investment Trusts (REITs)	1.4
Healthcare-Services	1.2
Consumer Loans	1.0
Auto Manufacturers	0.9
Agriculture	0.8
Mining	0.8
Media	0.7
Diversified Financial Services	0.7
Aerospace & Defense	0.7
Insurance	0.6
Affiliated Exchange-Traded Fund	0.5
Packaging & Containers	0.4
Municipal Bonds	0.3

Sovereign Bonds	0.3%
Home Equity Loans	0.3
Semiconductors	0.3
Beverages	0.3
Student Loans	0.3
Iron/Steel	0.3
Commercial Services	0.2
Software	0.2
Foods	0.2
Engineering & Construction	0.2
Computers	0.2
Real Estate	0.2
Chemicals	0.2
Biotechnology	0.2
Entertainment	0.2
Retail	0.2
Miscellaneous Manufacturing	0.2
Office/Business Equipment	0.1
Trucking & Leasing	0.1
Lodging	0.1
Credit Cards	0.1
Machinery-Diversified	0.1
Gas	0.1
Equipment	0.1
Transportation	0.1
Multi-National	0.1
Airlines	0.1

See Notes to Financial Statements.

PGIM Core Bond Fund

Schedule of Investments (continued)

as of July 31, 2024

Industry Classification (continued):

Forest Products & Paper	0.0	*%
Other	0.0	*
Building Materials	0.0	*
Oil & Gas Services	0.0	*
Healthcare-Products	0.0	*
Water	0.0	*

	104.1
Liabilities in excess of other assets	(4.1)

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of July 31, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker-variation margin swaps	$40,013	*	—	$—

Credit contracts	Premiums paid for OTC swap agreements	4,044		Premiums received for OTC swap agreements	2,262

Credit contracts	Unrealized appreciation on OTC swap agreements	1,901		Unrealized depreciation on OTC swap agreements	2,180

Interest rate contracts	Due from/to broker-variation margin futures	2,479,835	*	Due from/to broker-variation margin futures	820,170	*

Interest rate contracts	Due from/to broker-variation margin swaps	799,036	*	Due from/to broker-variation margin swaps	1,000,398	*

See Notes to Financial Statements.

PGIM Core Bond Fund 59

PGIM Core Bond Fund

Schedule of Investments (continued)

as of July 31, 2024

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Interest rate contracts	Unrealized appreciation on OTC swap agreements	$3,026,286	Unrealized depreciation on OTC swap agreements	$1,551,698

		$6,351,115		$3,376,708

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the year ended July 31, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Futures	Swaps

Credit contracts	$—	$—	$393,677

Interest rate contracts	(849)	(3,516,480)	(8,130,579)

Total	$(849)	$(3,516,480)	$(7,736,902)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Written	Futures	Swaps

Credit contracts	$96	$—	$(41,542)

Interest rate contracts	—	2,929,581	2,991,693

Total	$96	$2,929,581	$2,950,151

For the year ended July 31, 2024, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Options Purchased (1)	$ 170
Options Written (2)	11,032,000
Futures Contracts - Long Positions (2)	227,735,189
Futures Contracts - Short Positions (2)	69,893,719
Interest Rate Swap Agreements (2)	184,616,000
Credit Default Swap Agreements - Buy Protection (2)	1,018,397
Credit Default Swap Agreements - Sell Protection (2)	37,912,242

See Notes to Financial Statements.

PGIM Core Bond Fund

Schedule of Investments (continued)

as of July 31, 2024

Derivative Contract Type	Average Volume of Derivative Activities*

Total Return Swap Agreements (2)	$153,634,051

*	Average volume is based on average quarter end balances for the year ended July 31, 2024.
(1)	Cost.
(2)	Notional Amount in USD.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$13,759,221	$(13,759,221)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BARC	$4,713	$(4,442)	$271	$—	$271
BOA	—	(996,784)	(996,784)	996,784	—
DB	1,232	—	1,232	—	1,232
GSI	759,001	—	759,001	—	759,001
JPM	2,267,285	(554,914)	1,712,371	(1,229,709)	482,662

	$3,032,231	$(1,556,140)	$1,476,091	$(232,925)	$1,243,166

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

PGIM Core Bond Fund 61

PGIM Core Bond Fund

Statement of Assets & Liabilities

as of July 31, 2024

Assets
Investments at value, including securities on loan of $13,759,221:
Unaffiliated investments (cost $2,058,428,567)	$1,953,952,040
Affiliated investments (cost $82,899,520)	82,937,151
Foreign currency, at value (cost $35,296)	35,244
Receivable for investments sold	25,930,344
Dividends and interest receivable	11,281,099
Unrealized appreciation on OTC swap agreements	3,028,187
Receivable for Fund shares sold	2,567,319
Due from broker—variation margin futures	180,711
Premiums paid for OTC swap agreements	4,044
Prepaid expenses and other assets	67,471

Total Assets	2,079,983,610

Liabilities
Payable for investments purchased	101,116,780
Payable to broker for collateral for securities on loan	13,989,453
Payable for Fund shares purchased	3,604,830
Forward commitment contracts, at value (proceeds receivable $2,396,250)	2,416,288
Unrealized depreciation on OTC swap agreements	1,553,878
Accrued expenses and other liabilities	414,299
Management fee payable	413,140
Dividends payable	53,478
Distribution fee payable	38,018
Affiliated transfer agent fee payable	5,256
Due to broker—variation margin swaps	3,671
Premiums received for OTC swap agreements	2,262
Trustees’ fees payable	2,247

Total Liabilities	123,613,600

Net Assets	$1,956,370,010

Net assets were comprised of:
Shares of beneficial interest, at par	$223,380
Paid-in capital in excess of par	2,182,835,121
Total distributable earnings (loss)	(226,688,491)

Net assets, July 31, 2024	$1,956,370,010

See Notes to Financial Statements.

PGIM Core Bond Fund

Statement of Assets & Liabilities (continued)

as of July 31, 2024

Class A
Net asset value and redemption price per share, ($160,304,786 ÷ 18,307,752 shares of beneficial interest issued and outstanding)	$8.76
Maximum sales charge (3.25% of offering price)	0.29

Maximum offering price to public	$9.05

Class C
Net asset value, offering price and redemption price per share, ($5,723,741 ÷ 653,360 shares of beneficial interest issued and outstanding)	$8.76

Class R
Net asset value, offering price and redemption price per share, ($21,022 ÷ 2,401 shares of beneficial interest issued and outstanding)	$8.75

Class Z
Net asset value, offering price and redemption price per share, ($399,522,220 ÷ 45,619,448 shares of beneficial interest issued and outstanding)	$8.76

Class R6
Net asset value, offering price and redemption price per share, ($1,390,798,241 ÷ 158,797,109 shares of beneficial interest issued and outstanding)	$8.76

Net asset value per share may not recalculate due to rounding.

See Notes to Financial Statements.

PGIM Core Bond Fund 63

PGIM Core Bond Fund

Statement of Operations

Year Ended July 31, 2024

Net Investment Income (Loss)
Income
Interest income	$73,774,833
Affiliated dividend income	2,933,292
Affiliated income from securities lending, net	30,689

Total income	76,738,814

Expenses
Management fee	5,397,965
Distribution fee(a)	426,843
Transfer agent’s fees and expenses (including affiliated expense of $26,517)(a)	516,830
Shareholders’ reports	131,923
Registration fees(a)	126,205
Custodian and accounting fees	116,116
Audit fee	68,900
Professional fees	54,032
Trustees’ fees	32,849
SEC registration fees	21,748
Miscellaneous	62,182

Total expenses	6,955,593
Less: Fee waiver and/or expense reimbursement(a)	(960,387)
Distribution fee waiver(a)	(47)

Net expenses	5,995,159

Net investment income (loss)	70,743,655

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $(1,544))	(18,915,738)
Futures transactions	(3,516,480)
Swap agreement transactions	(7,736,902)
Foreign currency transactions	(37)

(30,169,157)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $33,354)	60,334,639
Futures	2,929,581
Options written	96
Swap agreements	2,950,151
Foreign currencies	(543)

66,213,924

Net gain (loss) on investment and foreign currency transactions	36,044,767

Net Increase (Decrease) In Net Assets Resulting From Operations	$106,788,422

See Notes to Financial Statements.

PGIM Core Bond Fund

Statement of Operations (continued)

Year Ended July 31, 2024

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R6

Distribution fee	367,708	58,994	141	—	—

Transfer agent’s fees and expenses	93,621	6,544	98	390,875	25,692

Registration fees	25,141	14,480	7,139	25,796	53,649

Fee waiver and/or expense reimbursement	(42,147)	(15,049)	(7,215)	(489,517)	(406,459)

Distribution fee waiver	—	—	(47)	—	—

See Notes to Financial Statements.

PGIM Core Bond Fund 65

PGIM Core Bond Fund

Statements of Changes in Net Assets

	Year Ended July 31,

	2024	2023

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$70,743,655	$49,064,942
Net realized gain (loss) on investment and foreign currency transactions	(30,169,157)	(40,154,083)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	66,213,924	(49,476,958)

Net increase (decrease) in net assets resulting from operations	106,788,422	(40,566,099)

Dividends and Distributions
Distributions from distributable earnings
Class A	(6,186,905)	(4,715,077)
Class C	(201,101)	(148,157)
Class R	(731)	(523)
Class Z	(17,769,219)	(11,466,521)
Class R6	(51,641,576)	(36,832,538)

	(75,799,532)	(53,162,816)

Tax return of capital distributions
Class A	—	(10,434)
Class C	—	(328)
Class R	—	(1)
Class Z	—	(25,374)
Class R6	—	(81,507)

	—	(117,644)

Total dividends and distributions	(75,799,532)	(53,280,460)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	755,194,198	578,723,552
Net asset value of shares issued in reinvestment of dividends and distributions	75,165,046	52,915,340
Cost of shares purchased	(479,036,206)	(434,744,501)

Net increase (decrease) in net assets from Fund share transactions	351,323,038	196,894,391

Total increase (decrease)	382,311,928	103,047,832

Net Assets:
Beginning of year	1,574,058,082	1,471,010,250

End of year	$1,956,370,010	$1,574,058,082

See Notes to Financial Statements.

PGIM Core Bond Fund

Financial Highlights

Class A Shares
	Year Ended July 31,
	2024	2023		2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$8.62	$9.21		$10.53	$10.78	$10.09
Income (loss) from investment operations:
Net investment income (loss)	0.33	0.27		0.16	0.15	0.21
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.17	(0.57)		(1.29)	(0.13)	0.74
Total from investment operations	0.50	(0.30)		(1.13)	0.02	0.95
Less Dividends and Distributions:
Dividends from net investment income	(0.36)	(0.29)		(0.19)	(0.20)	(0.26)
Tax return of capital distributions	-	(-	)(b)	-	-	-
Distributions from net realized gains	-	-		-	(0.07)	(-	)(b)
Total dividends and distributions	(0.36)	(0.29)		(0.19)	(0.27)	(0.26)
Net asset value, end of year	$8.76	$8.62		$9.21	$10.53	$10.78
Total Return(c):	5.97%	(3.20)%		(10.81)%	0.17%	9.50%

Ratios/Supplemental Data:
Net assets, end of year (000)	$160,305	$141,074		$148,963	$216,235	$181,510
Average net assets (000)	$147,083	$140,822		$180,069	$202,963	$119,286
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.65%	0.65%		0.65%	0.66%	0.70%
Expenses before waivers and/or expense reimbursement	0.68%	0.68%		0.68%	0.69%	0.75%
Net investment income (loss)	3.90%	3.07%		1.62%	1.42%	2.01%
Portfolio turnover rate(e)(f)	125%	207%		141%	117%	90%

(a)	Calculated based on average shares outstanding during the year.
(b)	Amount rounds to zero.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Core Bond Fund 67

PGIM Core Bond Fund

Financial Highlights (continued)

Class C Shares
	Year Ended July 31,
	2024	2023		2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$8.63	$9.21		$10.53	$10.79	$10.10
Income (loss) from investment operations:
Net investment income (loss)	0.26	0.20		0.08	0.07	0.13
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.16	(0.56)		(1.29)	(0.15)	0.74
Total from investment operations	0.42	(0.36)		(1.21)	(0.08)	0.87
Less Dividends and Distributions:
Dividends from net investment income	(0.29)	(0.22)		(0.11)	(0.11)	(0.18)
Tax return of capital distributions	-	(-	)(b)	-	-	-
Distributions from net realized gains	-	-		-	(0.07)	(-	)(b)
Total dividends and distributions	(0.29)	(0.22)		(0.11)	(0.18)	(0.18)
Net asset value, end of year	$8.76	$8.63		$9.21	$10.53	$10.79
Total Return(c):	5.01%	(3.87)%		(11.52)%	(0.71)%	8.68%

Ratios/Supplemental Data:
Net assets, end of year (000)	$5,724	$5,920		$5,692	$7,664	$8,596
Average net assets (000)	$5,899	$5,784		$6,519	$8,268	$6,244
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.45%	1.45%		1.45%	1.45%	1.45%
Expenses before waivers and/or expense reimbursement	1.71%	1.74%		1.64%	1.60%	1.78%
Net investment income (loss)	3.10%	2.28%		0.84%	0.64%	1.25%
Portfolio turnover rate(e)(f)	125%	207%		141%	117%	90%

(a)	Calculated based on average shares outstanding during the year.
(b)	Amount rounds to zero.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Core Bond Fund

Financial Highlights (continued)

Class R Shares
	Year Ended July 31,
	2024	2023		2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$8.62	$9.20		$10.52	$10.78	$10.09
Income (loss) from investment operations:
Net investment income (loss)	0.31	0.24		0.13	0.12	0.19
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.15	(0.56)		(1.29)	(0.14)	0.73
Total from investment operations	0.46	(0.32)		(1.16)	(0.02)	0.92
Less Dividends and Distributions:
Dividends from net investment income	(0.33)	(0.26)		(0.16)	(0.17)	(0.23)
Tax return of capital distributions	-	(-	)(b)	-	-	-
Distributions from net realized gains	-	-		-	(0.07)	(-	)(b)
Total dividends and distributions	(0.33)	(0.26)		(0.16)	(0.24)	(0.23)
Net asset value, end of year	$8.75	$8.62		$9.20	$10.52	$10.78
Total Return(c):	5.53%	(3.39)%		(11.10)%	(0.22)%	9.23%

Ratios/Supplemental Data:
Net assets, end of year (000)	$21	$18		$18	$21	$18
Average net assets (000)	$19	$17		$19	$18	$17
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.95%	0.95%		0.95%	0.95%	0.95%
Expenses before waivers and/or expense reimbursement	39.64%	39.10%		38.21%	55.36%	102.99%
Net investment income (loss)	3.60%	2.77%		1.34%	1.13%	1.80%
Portfolio turnover rate(e)(f)	125%	207%		141%	117%	90%

(a)	Calculated based on average shares outstanding during the year.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Core Bond Fund 69

PGIM Core Bond Fund

Financial Highlights (continued)

Class Z Shares
	Year Ended July 31,
	2024	2023		2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$8.62	$9.21		$10.53	$10.78	$10.09
Income (loss) from investment operations:
Net investment income (loss)	0.36	0.30		0.20	0.19	0.25
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.17	(0.57)		(1.30)	(0.14)	0.73
Total from investment operations	0.53	(0.27)		(1.10)	0.05	0.98
Less Dividends and Distributions:
Dividends from net investment income	(0.39)	(0.32)		(0.22)	(0.23)	(0.29)
Tax return of capital distributions	-	(-	)(b)	-	-	-
Distributions from net realized gains	-	-		-	(0.07)	(-	)(b)
Total dividends and distributions	(0.39)	(0.32)		(0.22)	(0.30)	(0.29)
Net asset value, end of year	$8.76	$8.62		$9.21	$10.53	$10.78
Total Return(c):	6.18%	(2.78)%		(10.53)%	0.41%	9.98%

Ratios/Supplemental Data:
Net assets, end of year (000)	$399,522	$363,763		$291,666	$276,537	$282,256
Average net assets (000)	$392,772	$311,324		$279,332	$285,073	$220,426
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.33%	0.33%		0.33%	0.33%	0.35%
Expenses before waivers and/or expense reimbursement	0.45%	0.47%		0.47%	0.46%	0.49%
Net investment income (loss)	4.22%	3.40%		1.99%	1.76%	2.38%
Portfolio turnover rate(e)(f)	125%	207%		141%	117%	90%

(a)	Calculated based on average shares outstanding during the year.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Core Bond Fund

Financial Highlights (continued)

Class R6 Shares
	Year Ended July 31,
	2024	2023		2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$8.62	$9.21		$10.53	$10.79	$10.10
Income (loss) from investment operations:
Net investment income (loss)	0.36	0.30		0.20	0.19	0.25
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.17	(0.57)		(1.30)	(0.15)	0.73
Total from investment operations	0.53	(0.27)		(1.10)	0.04	0.98
Less Dividends and Distributions:
Dividends from net investment income	(0.39)	(0.32)		(0.22)	(0.23)	(0.29)
Tax return of capital distributions	-	(-	)(b)	-	-	-
Distributions from net realized gains	-	-		-	(0.07)	(-	)(b)
Total dividends and distributions	(0.39)	(0.32)		(0.22)	(0.30)	(0.29)
Net asset value, end of year	$8.76	$8.62		$9.21	$10.53	$10.79
Total Return(c):	6.20%	(2.77)%		(10.52)%	0.42%	10.00%

Ratios/Supplemental Data:
Net assets, end of year (000)	$1,390,798	$1,063,282		$1,024,671	$944,968	$716,750
Average net assets (000)	$1,141,091	$1,000,004		$1,045,549	$836,649	$595,755
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.32%	0.32%		0.32%	0.32%	0.33%
Expenses before waivers and/or expense reimbursement	0.36%	0.35%		0.35%	0.36%	0.38%
Net investment income (loss)	4.23%	3.40%		1.98%	1.76%	2.39%
Portfolio turnover rate(e)(f)	125%	207%		141%	117%	90%

(a)	Calculated based on average shares outstanding during the year.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Core Bond Fund 71

PGIM Corporate Bond Fund

Schedule of Investments

as of July 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 97.6%

COMMERCIAL MORTGAGE-BACKED SECURITIES 7.5%
BANK,
Series 2019-BN16, Class A3	3.741%	02/15/52	200	$191,268
Benchmark Mortgage Trust,
Series 2019-B09, Class A4	3.751	03/15/52	200	189,464
CCUBS Commercial Mortgage Trust,
Series 2017-C01, Class A3	3.283(cc)	11/15/50	250	238,616
CFCRE Commercial Mortgage Trust,
Series 2016-C07, Class A2	3.585	12/10/54	264	252,640
Citigroup Commercial Mortgage Trust,
Series 2016-GC37, Class A3	3.050	04/10/49	137	133,290
Deutsche Bank Commercial Mortgage Trust,
Series 2017-C06, Class A3	3.269	06/10/50	60	59,723
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP06, Class A4	3.224	07/15/50	100	94,909
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2016-C29, Class A3	3.058	05/15/49	179	173,756
Series 2016-C31, Class A4	2.840	11/15/49	273	260,713
Wells Fargo Commercial Mortgage Trust,
Series 2017-C40, Class A3	3.317	10/15/50	200	191,229

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $1,863,033)				1,785,608

CORPORATE BONDS 89.7%

Aerospace & Defense 0.9%

Boeing Co. (The),
Sr. Unsec’d. Notes	3.200	03/01/29	30	27,226
Sr. Unsec’d. Notes	5.930	05/01/60	145	133,459
HEICO Corp.,
Gtd. Notes	5.350	08/01/33	50	50,630

				211,315

Agriculture 2.6%

BAT Capital Corp. (United Kingdom),
Gtd. Notes	2.259	03/25/28	100	91,042
Gtd. Notes	4.700	04/02/27	200	199,096
Imperial Brands Finance PLC (United Kingdom),
Gtd. Notes, 144A, MTN	5.500	02/01/30	200	201,464

See Notes to Financial Statements.

PGIM Corporate Bond Fund

Schedule of Investments (continued)

as of July 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Agriculture (cont’d.)

Philip Morris International, Inc.,
Sr. Unsec’d. Notes	5.125%	02/13/31	30	$30,419
Sr. Unsec’d. Notes	5.375	02/15/33	100	101,958

				623,979

Airlines 0.6%

Southwest Airlines Co.,
Sr. Unsec’d. Notes	5.125	06/15/27	80	80,378
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26	40	38,993
Sr. Sec’d. Notes, 144A	4.625	04/15/29	25	23,636

				143,007

Auto Manufacturers 2.3%

Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	4.950	05/28/27	200	197,433
General Motors Co.,
Sr. Unsec’d. Notes	5.400	04/01/48	40	36,379
Sr. Unsec’d. Notes	6.125	10/01/25	50	50,502
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes	5.350	07/15/27	30	30,312
Sr. Unsec’d. Notes	5.400	05/08/27	60	60,654
Stellantis Finance US, Inc.,
Gtd. Notes, 144A	2.691	09/15/31	205	171,690

				546,970

Banks 23.4%

Banco Santander SA (Spain),
Sr. Non-Preferred Notes	3.800	02/23/28	200	191,519
Bank of America Corp.,
Sr. Unsec’d. Notes	2.572(ff)	10/20/32	320	272,132
Sr. Unsec’d. Notes, MTN	1.898(ff)	07/23/31	305	256,938
Sr. Unsec’d. Notes, MTN	2.087(ff)	06/14/29	75	67,734
Sr. Unsec’d. Notes, MTN	4.271(ff)	07/23/29	240	234,963
BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A	2.159(ff)	09/15/29	200	178,057

See Notes to Financial Statements.

PGIM Corporate Bond Fund 73

PGIM Corporate Bond Fund

Schedule of Investments (continued)

as of July 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

BPCE SA (France),
Sr. Non-Preferred Notes, 144A	2.375%	01/14/25	250	$246,339
Citigroup, Inc.,
Jr. Sub. Notes, Series V	4.700(ff)	01/30/25(oo)	25	24,644
Sr. Unsec’d. Notes	2.561(ff)	05/01/32	155	132,171
Sr. Unsec’d. Notes	4.412(ff)	03/31/31	300	291,308
Sub. Notes	4.450	09/29/27	100	98,648
Comerica, Inc.,
Sr. Unsec’d. Notes	5.982(ff)	01/30/30	57	57,104
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	1.992(ff)	01/27/32	65	53,914
Sr. Unsec’d. Notes	3.210(ff)	04/22/42	195	147,941
Sr. Unsec’d. Notes	3.814(ff)	04/23/29	20	19,240
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes	5.709(ff)	02/02/35	40	40,420
Sr. Unsec’d. Notes	6.208(ff)	08/21/29	109	113,267
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes	1.953(ff)	02/04/32	300	250,269
Sr. Unsec’d. Notes	2.522(ff)	04/22/31	150	132,600
Sr. Unsec’d. Notes	2.545(ff)	11/08/32	90	76,741
Sr. Unsec’d. Notes	3.882(ff)	07/24/38	35	30,782
Sr. Unsec’d. Notes	4.452(ff)	12/05/29	350	344,954
Sr. Unsec’d. Notes	5.336(ff)	01/23/35	25	25,415
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN	2.239(ff)	07/21/32	515	430,124
Sr. Unsec’d. Notes, GMTN	4.431(ff)	01/23/30	225	220,940
Sr. Unsec’d. Notes, MTN	5.831(ff)	04/19/35	65	67,943
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes	6.875(ff)	10/20/34	25	27,833
Societe Generale SA (France),
Gtd. Notes, 144A	2.797(ff)	01/19/28	255	239,299
Sr. Non-Preferred Notes, 144A	1.488(ff)	12/14/26	200	189,355
Sr. Non-Preferred Notes, 144A, MTN	2.625	01/22/25	200	197,161
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN	5.711(ff)	01/24/35	25	25,547
Sr. Unsec’d. Notes, MTN	7.161(ff)	10/30/29	30	32,312
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A	1.305(ff)	02/02/27	250	235,312
Wells Fargo & Co.,
Sr. Unsec’d. Notes	6.491(ff)	10/23/34	35	38,121

See Notes to Financial Statements.

PGIM Corporate Bond Fund

Schedule of Investments (continued)

as of July 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

Wells Fargo & Co., (cont’d.)
Sr. Unsec’d. Notes, MTN	2.393%(ff)	06/02/28	240	$223,929
Sr. Unsec’d. Notes, MTN	2.572(ff)	02/11/31	410	362,946

				5,577,922

Beverages 1.3%

Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	4.900	02/01/46	185	174,204
Bacardi Ltd. (Bermuda),
Gtd. Notes, 144A	2.750	07/15/26	100	95,311
Constellation Brands, Inc.,
Sr. Unsec’d. Notes	2.875	05/01/30	30	27,066

				296,581

Biotechnology 0.4%

Amgen, Inc.,
Sr. Unsec’d. Notes	5.600	03/02/43	70	70,549
Sr. Unsec’d. Notes	5.750	03/02/63	30	30,152

				100,701

Chemicals 1.2%

Dow Chemical Co. (The),
Sr. Unsec’d. Notes	5.250	11/15/41	30	28,550
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes	5.419	11/15/48	5	5,278
FMC Corp.,
Sr. Unsec’d. Notes	5.650	05/18/33	100	100,982
Huntsman International LLC,
Sr. Unsec’d. Notes	2.950	06/15/31	75	62,943
LYB International Finance III LLC,
Gtd. Notes	3.375	10/01/40	50	37,724
Yara International ASA (Brazil),
Sr. Unsec’d. Notes, 144A	3.148	06/04/30	20	17,710
Sr. Unsec’d. Notes, 144A	4.750	06/01/28	40	39,213

				292,400

See Notes to Financial Statements.

PGIM Corporate Bond Fund 75

PGIM Corporate Bond Fund

Schedule of Investments (continued)

as of July 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Commercial Services 1.6%

California Institute of Technology,
Sr. Unsec’d. Notes	4.700%	11/01/2111	50	$44,241
ERAC USA Finance LLC,
Gtd. Notes, 144A	4.900	05/01/33	150	149,460
Massachusetts Institute of Technology,
Unsec’d. Notes	3.885	07/01/2116	100	75,979
Trustees of the University of Pennsylvania (The),
Sr. Unsec’d. Notes	3.610	02/15/2119	160	112,620

				382,300

Computers 0.3%

Leidos, Inc.,
Gtd. Notes	2.300	02/15/31	35	29,625
Gtd. Notes	4.375	05/15/30	30	28,888

				58,513

Distribution/Wholesale 0.3%

LKQ Corp.,
Gtd. Notes	6.250	06/15/33	75	77,793

Diversified Financial Services 1.3%

Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A	7.200	12/12/28	20	21,012
Jefferies Financial Group, Inc.,
Sr. Unsec’d. Notes	2.625	10/15/31	100	83,371
LPL Holdings, Inc.,
Gtd. Notes	6.750	11/17/28	30	31,686
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes	2.172	07/14/28	200	179,446

				315,515

Electric 9.4%

AEP Texas, Inc.,
Sr. Unsec’d. Notes	3.450	05/15/51	65	44,017
Commonwealth Edison Co.,
First Mortgage	4.700	01/15/44	100	90,531

See Notes to Financial Statements.

PGIM Corporate Bond Fund

Schedule of Investments (continued)

as of July 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)

Dominion Energy South Carolina, Inc.,
First Mortgage	4.600%	06/15/43	150	$134,569
Duke Energy Carolinas LLC,
First Mortgage	3.450	04/15/51	50	36,123
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A	5.450	07/15/44	100	95,668
Florida Power & Light Co.,
First Mortgage	5.600	06/15/54	55	57,334
Liberty Utilities Finance GP 1,
Gtd. Notes, 144A	2.050	09/15/30	230	192,962
MidAmerican Energy Co.,
First Mortgage	3.950	08/01/47	20	16,054
Mississippi Power Co.,
Sr. Unsec’d. Notes, Series 12-A	4.250	03/15/42	140	117,382
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes	2.250	06/01/30	22	19,172
NRG Energy, Inc.,
Sr. Sec’d. Notes, 144A	2.000	12/02/25	35	33,434
Pacific Gas & Electric Co.,
First Mortgage	3.950	12/01/47	100	73,959
First Mortgage	4.000	12/01/46	100	74,487
First Mortgage	4.950	07/01/50	20	17,034
PacifiCorp,
First Mortgage	4.125	01/15/49	100	78,654
PPL Electric Utilities Corp.,
First Mortgage	4.750	07/15/43	100	92,106
Progress Energy, Inc.,
Sr. Unsec’d. Notes	7.000	10/30/31	190	211,917
Public Service Co. of Colorado,
First Mortgage	5.750	05/15/54	40	40,819
Public Service Electric & Gas Co.,
Sr. Sec’d. Notes, MTN	3.650	09/01/42	75	60,397
Puget Energy, Inc.,
Sr. Sec’d. Notes	3.650	05/15/25	400	393,838
Puget Sound Energy, Inc.,
First Mortgage	2.893	09/15/51	20	12,769
San Diego Gas & Electric Co.,
First Mortgage	4.300	04/01/42	75	65,059
Southern California Edison Co.,
First Ref. Mortgage	5.500	03/15/40	200	200,488

See Notes to Financial Statements.

PGIM Corporate Bond Fund 77

PGIM Corporate Bond Fund

Schedule of Investments (continued)

as of July 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)

Virginia Electric & Power Co.,
Sr. Unsec’d. Notes	3.300%	12/01/49	65	$45,077
Vistra Operations Co. LLC,
Sr. Sec’d. Notes, 144A	3.700	01/30/27	45	43,477

				2,247,327

Electronics 0.4%

Honeywell International, Inc.,
Sr. Unsec’d. Notes	5.250	03/01/54	50	49,610
Sr. Unsec’d. Notes	5.350	03/01/64	50	49,805

				99,415

Engineering & Construction 0.7%

Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A	5.500	07/31/47	200	168,250

Entertainment 0.6%

Warnermedia Holdings, Inc.,
Gtd. Notes	5.050	03/15/42	45	35,498
Gtd. Notes	5.141	03/15/52	130	96,681

				132,179

Foods 1.2%

JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl,
Gtd. Notes	3.000	02/02/29	35	31,758
Gtd. Notes	3.000	05/15/32	55	46,005
Smithfield Foods, Inc.,
Sr. Unsec’d. Notes, 144A	2.625	09/13/31	205	167,497
Tyson Foods, Inc.,
Sr. Unsec’d. Notes	5.700	03/15/34	35	35,818

				281,078

See Notes to Financial Statements.

PGIM Corporate Bond Fund

Schedule of Investments (continued)

as of July 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Gas 0.2%

CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
	5.400%	07/01/34	40	$40,445

Hand/Machine Tools 0.1%

Regal Rexnord Corp.,
Gtd. Notes
	6.050	02/15/26	30	30,242

Healthcare-Services 2.9%

AHS Hospital Corp.,
Sr. Unsec’d. Notes, Series 2021	2.780	07/01/51	30	19,642
Elevance Health, Inc.,
Sr. Unsec’d. Notes	4.625	05/15/42	100	90,449
HCA, Inc.,
Gtd. Notes	3.125	03/15/27	40	38,302
Mayo Clinic,
Unsec’d. Notes	3.774	11/15/43	85	71,092
Piedmont Healthcare, Inc.,
Sec’d. Notes, Series 2042	2.719	01/01/42	55	39,359
Sentara Healthcare,
Sr. Unsec’d. Notes, Series 2021	2.927	11/01/51	100	67,928
Texas Health Resources,
Sec’d. Notes	4.330	11/15/55	130	113,154
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	3.050	05/15/41	80	60,465
Sr. Unsec’d. Notes	3.250	05/15/51	90	63,397
Sr. Unsec’d. Notes	4.750	05/15/52	45	40,680
Sr. Unsec’d. Notes	5.750	07/15/64	25	25,680
Sr. Unsec’d. Notes	6.875	02/15/38	55	64,441

				694,589

Housewares 0.4%

Newell Brands, Inc.,
Sr. Unsec’d. Notes
	4.000	12/01/24	100	99,490

See Notes to Financial Statements.

PGIM Corporate Bond Fund 79

PGIM Corporate Bond Fund

Schedule of Investments (continued)

as of July 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Insurance 2.5%

Arch Capital Finance LLC,
Gtd. Notes	5.031%	12/15/46	50	$46,377
Chubb INA Holdings LLC,
Gtd. Notes	3.050	12/15/61	55	35,917
CNA Financial Corp.,
Sr. Unsec’d. Notes	3.900	05/01/29	80	77,060
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes	3.650	04/05/27	45	43,624
Everest Reinsurance Holdings, Inc.,
Sr. Unsec’d. Notes	3.125	10/15/52	95	60,108
Sr. Unsec’d. Notes	3.500	10/15/50	60	41,189
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes	5.625	08/16/32	90	90,986
Sr. Unsec’d. Notes, 144A	6.000	12/07/33	37	38,388
Sr. Unsec’d. Notes, 144A	6.350	03/22/54	25	25,606
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A	5.500	06/15/52	50	47,317
MetLife, Inc.,
Sr. Unsec’d. Notes	5.000	07/15/52	30	28,041
Unum Group,
Sr. Unsec’d. Notes	6.000	06/15/54	55	54,257

				588,870

Machinery-Diversified 0.3%

Flowserve Corp.,
Sr. Unsec’d. Notes	2.800	01/15/32	55	46,578
Ingersoll Rand, Inc.,
Sr. Unsec’d. Notes	5.700	08/14/33	10	10,473
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes	5.611	03/11/34	20	20,597

				77,648

Media 1.9%

Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	3.500	03/01/42	15	10,247
Sr. Sec’d. Notes	5.125	07/01/49	20	15,776
Sr. Sec’d. Notes	6.384	10/23/35	180	180,056

See Notes to Financial Statements.

PGIM Corporate Bond Fund

Schedule of Investments (continued)

as of July 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Media (cont’d.)

Comcast Corp.,
Gtd. Notes	5.500%	05/15/64	130	$127,788
Cox Communications, Inc.,
Gtd. Notes, 144A	2.950	10/01/50	35	21,503
Gtd. Notes, 144A	5.700	06/15/33	25	25,417
Sr. Unsec’d. Notes, 144A	2.600	06/15/31	60	50,664
Discovery Communications LLC,
Gtd. Notes	3.950	06/15/25	28	27,546

				458,997

Mining 1.7%

Barrick North America Finance LLC (Canada),
Gtd. Notes	7.500	09/15/38	75	88,281
Freeport-McMoRan, Inc.,
Gtd. Notes	4.375	08/01/28	200	195,451
Newmont Corp.,
Gtd. Notes	2.800	10/01/29	75	68,785
Newmont Corp./Newcrest Finance Pty Ltd.,
Gtd. Notes, 144A	5.350	03/15/34	45	46,071

				398,588

Miscellaneous Manufacturing 0.3%

Pentair Finance Sarl,
Gtd. Notes
	4.500	07/01/29	65	63,774

Office/Business Equipment 0.6%

CDW LLC/CDW Finance Corp.,
Gtd. Notes
	5.500	12/01/24	150	149,646

Oil & Gas 2.7%

Aker BP ASA (Norway),
Sr. Unsec’d. Notes, 144A	3.750	01/15/30	150	140,241
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes	5.850	02/01/35	10	10,196
Sr. Unsec’d. Notes	6.250	03/15/38	50	52,815

See Notes to Financial Statements.

PGIM Corporate Bond Fund 81

PGIM Corporate Bond Fund

Schedule of Investments (continued)

as of July 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)

Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	2.650%	01/15/32	40	$33,782
Sr. Unsec’d. Notes	5.250	06/15/37	21	20,536
Sr. Unsec’d. Notes	5.400	06/15/47	9	8,486
ConocoPhillips Co.,
Gtd. Notes	4.300	11/15/44	55	47,516
Devon Energy Corp.,
Sr. Unsec’d. Notes	5.000	06/15/45	55	48,243
Diamondback Energy, Inc.,
Gtd. Notes	4.400	03/24/51	45	36,919
Gtd. Notes	6.250	03/15/33	75	80,089
Helmerich & Payne, Inc.,
Sr. Unsec’d. Notes	2.900	09/29/31	90	76,849
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes	5.550	10/01/34	25	25,216
Permian Resources Operating LLC,
Sr. Unsec’d. Notes, 144A	6.250	02/01/33	25	25,174
Petroleos Mexicanos (Mexico),
Gtd. Notes	6.350	02/12/48	60	39,225

				645,287

Packaging & Containers 1.2%

AptarGroup, Inc.,
Sr. Unsec’d. Notes	3.600	03/15/32	20	17,831
Berry Global, Inc.,
Sr. Sec’d. Notes	1.570	01/15/26	130	123,491
Graphic Packaging International LLC,
Sr. Sec’d. Notes, 144A	1.512	04/15/26	75	70,200
Sealed Air Corp.,
Sr. Sec’d. Notes, 144A	1.573	10/15/26	85	78,465

				289,987

Pharmaceuticals 1.9%

AbbVie, Inc.,
Sr. Unsec’d. Notes	4.050	11/21/39	95	84,878
Sr. Unsec’d. Notes	4.250	11/21/49	20	17,089
Sr. Unsec’d. Notes	4.400	11/06/42	60	54,083

See Notes to Financial Statements.

PGIM Corporate Bond Fund

Schedule of Investments (continued)

as of July 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pharmaceuticals (cont’d.)

Cigna Group (The),
Gtd. Notes	4.900%	12/15/48	100	$89,806
Eli Lilly & Co.,
Sr. Unsec’d. Notes	5.000	02/09/54	25	24,356
Mylan, Inc.,
Gtd. Notes	5.200	04/15/48	20	16,837
Utah Acquisition Sub, Inc.,
Gtd. Notes	3.950	06/15/26	140	137,250
Viatris, Inc.,
Gtd. Notes	3.850	06/22/40	25	18,845

				443,144

Pipelines 8.1%

Boardwalk Pipelines LP,
Gtd. Notes	3.400	02/15/31	100	89,360
Colonial Enterprises, Inc.,
Gtd. Notes, 144A	3.250	05/15/30	90	82,436
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A	6.036	11/15/33	70	73,197
DCP Midstream Operating LP,
Gtd. Notes	5.125	05/15/29	310	313,352
El Paso Natural Gas Co. LLC,
Gtd. Notes, 144A	3.500	02/15/32	95	82,376
Energy Transfer LP,
Sr. Unsec’d. Notes	5.400	10/01/47	150	138,185
Sr. Unsec’d. Notes	6.250	04/15/49	60	61,443
Sr. Unsec’d. Notes	6.550	12/01/33	55	59,537
Sr. Unsec’d. Notes, Series 20Y	5.800	06/15/38	15	15,215
Enterprise Products Operating LLC,
Gtd. Notes	4.800	02/01/49	40	36,385
Gtd. Notes	4.850	03/15/44	100	92,458
Florida Gas Transmission Co. LLC,
Sr. Unsec’d. Notes, 144A	2.300	10/01/31	100	83,276
Kinder Morgan, Inc.,
Sr. Unsec’d. Notes	5.100	08/01/29	140	141,484
MPLX LP,
Sr. Unsec’d. Notes	4.000	03/15/28	45	43,729
Sr. Unsec’d. Notes	4.950	03/14/52	80	69,703
Sr. Unsec’d. Notes	5.200	12/01/47	75	68,140

See Notes to Financial Statements.

PGIM Corporate Bond Fund 83

PGIM Corporate Bond Fund

Schedule of Investments (continued)

as of July 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)

ONEOK, Inc.,
Gtd. Notes	3.100%	03/15/30	45	$41,102
Gtd. Notes	4.350	03/15/29	2	1,959
Gtd. Notes	4.500	03/15/50	30	24,497
Gtd. Notes	4.950	07/13/47	50	43,846
Gtd. Notes	5.650	11/01/28	10	10,312
Gtd. Notes	6.625	09/01/53	40	43,716
Targa Resources Corp.,
Gtd. Notes	4.950	04/15/52	20	17,506
Gtd. Notes	6.125	03/15/33	40	42,065
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes	3.950	05/15/50	80	61,891
Western Midstream Operating LP,
Sr. Unsec’d. Notes	6.350	01/15/29	65	68,135
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	4.650	08/15/32	105	102,092
Sr. Unsec’d. Notes	5.300	08/15/52	30	28,488

				1,935,885

Real Estate 0.8%

Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A
	4.125	02/01/29	200	192,620

Real Estate Investment Trusts (REITs) 7.7%

Alexandria Real Estate Equities, Inc.,
Gtd. Notes	5.250	05/15/36	20	19,713
American Tower Corp.,
Sr. Unsec’d. Notes	3.550	07/15/27	40	38,530
Sr. Unsec’d. Notes	5.200	02/15/29	85	86,142
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes	4.050	07/01/30	15	14,239
Sr. Unsec’d. Notes	4.125	06/15/26	200	196,643
Broadstone Net Lease LLC,
Gtd. Notes	2.600	09/15/31	160	131,315
Crown Castle, Inc.,
Sr. Unsec’d. Notes	4.800	09/01/28	100	99,547
Sr. Unsec’d. Notes	5.600	06/01/29	30	30,820

See Notes to Financial Statements.

PGIM Corporate Bond Fund

Schedule of Investments (continued)

as of July 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Real Estate Investment Trusts (REITs) (cont’d.)

CubeSmart LP,
Gtd. Notes	2.250%	12/15/28	50	$44,904
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes	3.350	09/01/24	100	99,756
Gtd. Notes	4.000	01/15/31	170	155,579
Gtd. Notes	5.250	06/01/25	60	59,737
Phillips Edison Grocery Center Operating Partnership I LP,
Gtd. Notes	2.625	11/15/31	115	95,939
Prologis LP,
Sr. Unsec’d. Notes	1.750	02/01/31	100	83,076
Sr. Unsec’d. Notes	5.250	03/15/54	35	33,851
SITE Centers Corp.,
Sr. Unsec’d. Notes	3.625	02/01/25	306	302,730
Sun Communities Operating LP,
Gtd. Notes	2.300	11/01/28	85	76,023
Gtd. Notes	5.500	01/15/29	25	25,373
VICI Properties LP,
Sr. Unsec’d. Notes	4.750	02/15/28	110	108,921
Welltower OP LLC,
Gtd. Notes	2.800	06/01/31	100	87,493
WP Carey, Inc.,
Sr. Unsec’d. Notes	2.250	04/01/33	65	51,843

				1,842,174

Retail 0.8%

Alimentation Couche-Tard, Inc. (Canada),
Gtd. Notes, 144A	3.625	05/13/51	60	44,197
Gtd. Notes, 144A	5.267	02/12/34	10	10,070
AutoNation, Inc.,
Sr. Unsec’d. Notes	4.750	06/01/30	100	97,818
Home Depot, Inc. (The),
Sr. Unsec’d. Notes	4.950	06/25/34	45	45,430

				197,515

Semiconductors 1.5%

Broadcom, Inc.,
Sr. Unsec’d. Notes, 144A	3.419	04/15/33	303	267,830

See Notes to Financial Statements.

PGIM Corporate Bond Fund 85

PGIM Corporate Bond Fund

Schedule of Investments (continued)

as of July 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Semiconductors (cont’d.)

Intel Corp.,
Sr. Unsec’d. Notes	5.600%	02/21/54	60	$59,606
Sr. Unsec’d. Notes	5.700	02/10/53	31	31,259

				358,695

Shipbuilding 0.4%

Huntington Ingalls Industries, Inc.,
Gtd. Notes
	3.483	12/01/27	100	95,518

Software 0.8%

Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes	3.100	03/01/41	35	25,773
Oracle Corp.,
Sr. Unsec’d. Notes	3.600	04/01/50	90	64,585
Sr. Unsec’d. Notes	3.900	05/15/35	45	40,003
Sr. Unsec’d. Notes	4.000	07/15/46	60	47,205
Sr. Unsec’d. Notes	6.900	11/09/52	20	22,911

				200,477

Telecommunications 3.9%

AT&T, Inc.,
Sr. Unsec’d. Notes	3.500	06/01/41	240	188,834
Sr. Unsec’d. Notes	3.800	12/01/57	105	75,487
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes	2.750	05/24/31	150	130,544
Rogers Communications, Inc. (Canada),
Gtd. Notes	5.300	02/15/34	50	50,106
T-Mobile USA, Inc.,
Gtd. Notes	2.050	02/15/28	110	100,315
Gtd. Notes	3.875	04/15/30	210	200,290
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	2.355	03/15/32	80	66,930
Sr. Unsec’d. Notes	2.650	11/20/40	175	123,605

				936,111

See Notes to Financial Statements.

PGIM Corporate Bond Fund

Schedule of Investments (continued)

as of July 31, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Trucking & Leasing 0.5%

Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A	1.700%	06/15/26	90	$84,496
Sr. Unsec’d. Notes, 144A	5.250	07/01/29	30	30,350

				114,846

TOTAL CORPORATE BONDS (cost $23,310,346)				21,409,793

MUNICIPAL BONDS 0.4%

California 0.2%

Regents of the University of California Medical Center Pooled Revenue,
Taxable, Revenue Bonds, Series Q	4.563	05/15/53	60	54,565

Michigan 0.2%

University of Michigan,
Taxable, Revenue Bonds, Series A	4.454	04/01/2122	60	51,239

TOTAL MUNICIPAL BONDS (cost $113,439)				105,804

TOTAL LONG-TERM INVESTMENTS (cost $25,286,818)				23,301,205

			Shares

SHORT-TERM INVESTMENT 0.5%

AFFILIATED MUTUAL FUND
PGIM Core Government Money Market Fund (7-day effective yield 5.561%) (cost $114,686)(wb)			114,686	114,686

TOTAL INVESTMENTS 98.1% (cost $25,401,504)				23,415,891
Other assets in excess of liabilities(z) 1.9%				461,248

NET ASSETS 100.0%				$23,877,139

See Notes to Financial Statements.

PGIM Corporate Bond Fund 87

PGIM Corporate Bond Fund

Schedule of Investments (continued)

as of July 31, 2024

See the Glossary for a list of the abbreviation(s) used in the annual report.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of July 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(oo)	Perpetual security. Maturity date represents next call date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at July 31, 2024:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
4	2 Year U.S. Treasury Notes	Sep. 2024	$821,469	$5,394
1	5 Year U.S. Treasury Notes	Sep. 2024	107,891	2,046
9	10 Year U.S. Ultra Treasury Notes	Sep. 2024	1,040,203	21,572
1	20 Year U.S. Treasury Bonds	Sep. 2024	120,781	3,850
4	30 Year U.S. Ultra Treasury Bonds	Sep. 2024	511,875	17,616

				50,478

Short Position:
13	10 Year U.S. Treasury Notes	Sep. 2024	1,453,563	(28,604)

				$21,874

Interest rate swap agreements outstanding at July 31, 2024:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements:
340	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/ 5.380%	$118	$3,973	$3,855
210	05/13/29	4.253%(A)	1 Day SOFR(1)(A)/ 5.380%	(223)	(4,205)	(3,982)

				$(105)	$(232)	$(127)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

See Notes to Financial Statements.

PGIM Corporate Bond Fund

Schedule of Investments (continued)

as of July 31, 2024

Interest rate swap agreements outstanding at July 31, 2024 (continued):

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

CGM	$350,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Commercial Mortgage-Backed Securities	$—	$1,785,608	$—
Corporate Bonds	—	21,409,793	—
Municipal Bonds	—	105,804	—
Short-Term Investment
Affiliated Mutual Fund	114,686	—	—

Total	$114,686	$23,301,205	$—

Other Financial Instruments*
Assets
Futures Contracts	$50,478	$—	$—
Centrally Cleared Interest Rate Swap Agreement	—	3,855	—

Total	$50,478	$3,855	$—

Liabilities
Futures Contracts	$(28,604)	$—	$—
Centrally Cleared Interest Rate Swap Agreement	—	(3,982)	—

Total	$(28,604)	$(3,982)	$—

See Notes to Financial Statements.

PGIM Corporate Bond Fund 89

PGIM Corporate Bond Fund

Schedule of Investments (continued)

as of July 31, 2024

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of July 31, 2024 were as follows:

Banks	23.4%
Electric	9.4
Pipelines	8.1
Real Estate Investment Trusts (REITs)	7.7
Commercial Mortgage-Backed Securities	7.5
Telecommunications	3.9
Healthcare-Services	2.9
Oil & Gas	2.7
Agriculture	2.6
Insurance	2.5
Auto Manufacturers	2.3
Media	1.9
Pharmaceuticals	1.9
Mining	1.7
Commercial Services	1.6
Semiconductors	1.5
Diversified Financial Services	1.3
Beverages	1.3
Chemicals	1.2
Packaging & Containers	1.2
Foods	1.2
Aerospace & Defense	0.9
Software	0.8
Retail	0.8

Real Estate	0.8%
Engineering & Construction	0.7
Office/Business Equipment	0.6
Airlines	0.6
Entertainment	0.6
Trucking & Leasing	0.5
Affiliated Mutual Fund	0.5
Municipal Bonds	0.4
Biotechnology	0.4
Housewares	0.4
Electronics	0.4
Shipbuilding	0.4
Distribution/Wholesale	0.3
Machinery-Diversified	0.3
Miscellaneous Manufacturing	0.3
Computers	0.3
Gas	0.2
Hand/Machine Tools	0.1

98.1
Other assets in excess of liabilities	1.9

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of July 31, 2024 as presented in the Statement of Assets and Liabilities:

See Notes to Financial Statements.

PGIM Corporate Bond Fund

Schedule of Investments (continued)

as of July 31, 2024

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Interest rate contracts	Due from/to broker-variation margin futures	$50,478	*	Due from/to broker-variation margin futures	$28,604	*

Interest rate contracts	Due from/to broker-variation margin swaps	3,855	*	Due from/to broker-variation margin swaps	3,982	*

		$54,333			$32,586

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the year ended July 31, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps

Interest rate contracts	$(51,197)	$666

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps

Interest rate contracts	$50,880	$(127)

For the year ended July 31, 2024, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Futures Contracts - Long Positions (1)	$1,804,005

Futures Contracts - Short Positions (1)	964,041

Interest Rate Swap Agreements (1)	110,000

*	Average volume is based on average quarter end balances for the year ended July 31, 2024.
(1)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Corporate Bond Fund 91

PGIM Corporate Bond Fund

Statement of Assets & Liabilities

as of July 31, 2024

Assets

Investments at value:
Unaffiliated investments (cost $25,286,818)	$23,301,205
Affiliated investments (cost $114,686)	114,686
Deposit with broker for centrally cleared/exchange-traded derivatives	350,000
Dividends and interest receivable	236,182
Receivable for Fund shares sold	19,672
Due from Manager	17,407
Due from broker—variation margin futures	3,859
Prepaid expenses	73

Total Assets	24,043,084

Liabilities

Audit fee payable	42,400
Payable for Fund shares purchased	33,928
Dividends payable	30,664
Payable for investments purchased	25,000
Shareholders’ reports payable	11,627
Custodian and accounting fee payable	7,728
Accrued expenses and other liabilities	7,630
Professional fees payable	3,733
Distribution fee payable	1,538
Affiliated transfer agent fee payable	835
Trustees’ fees payable	827
Due to broker—variation margin swaps	35

Total Liabilities	165,945

Net Assets	$23,877,139

Net assets were comprised of:
Shares of beneficial interest, at par	$2,389
Paid-in capital in excess of par	28,802,049
Total distributable earnings (loss)	(4,927,299)

Net assets, July 31, 2024	$23,877,139

See Notes to Financial Statements.

PGIM Corporate Bond Fund

Statement of Assets & Liabilities (continued)

as of July 31, 2024

Class A
Net asset value and redemption price per share, ($4,551,262 ÷ 454,453 shares of beneficial interest issued and outstanding)	$10.01
Maximum sales charge (3.25% of offering price)	0.34

Maximum offering price to public	$10.35

Class C
Net asset value, offering price and redemption price per share, ($681,644 ÷ 68,232 shares of beneficial interest issued and outstanding)	$9.99

Class R
Net asset value, offering price and redemption price per share, ($12,008 ÷ 1,202 shares of beneficial interest issued and outstanding)	$9.99

Class Z
Net asset value, offering price and redemption price per share, ($9,573,546 ÷ 958,062 shares of beneficial interest issued and outstanding)	$9.99

Class R6
Net asset value, offering price and redemption price per share, ($9,058,679 ÷ 906,870 shares of beneficial interest issued and outstanding)	$9.99

See Notes to Financial Statements.

PGIM Corporate Bond Fund 93

PGIM Corporate Bond Fund

Statement of Operations

Year Ended July 31, 2024

Net Investment Income (Loss)
Income
Interest income	$998,161
Affiliated dividend income	9,986

Total income	1,008,147

Expenses
Management fee	108,951
Distribution fee(a)	18,698
Registration fees(a)	43,174
Audit fee	42,400
Professional fees	40,934
Custodian and accounting fees	32,540
Shareholders’ reports	26,287
Transfer agent’s fees and expenses (including affiliated expense of $ 5,214)(a)	18,859
Fund data services	17,826
Trustees’ fees	10,000
Miscellaneous	11,485

Total expenses	371,154
Less: Fee waiver and/or expense reimbursement(a)	(216,923)
Distribution fee waiver(a)	(29)

Net expenses	154,202

Net investment income (loss)	853,945

Realized And Unrealized Gain (Loss) On Investment Transactions

Net realized gain (loss) on:
Investment transactions	(661,422)
Futures transactions	(51,197)
Swap agreement transactions	666

(711,953)

Net change in unrealized appreciation (depreciation) on:
Investments	1,439,409
Futures	50,880
Swap agreements	(127)

1,490,162

Net gain (loss) on investment transactions	778,209

Net Increase (Decrease) In Net Assets Resulting From Operations	$1,632,154

See Notes to Financial Statements.

PGIM Corporate Bond Fund

Statement of Operations (continued)

Year Ended July 31, 2024

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R6
Distribution fee	11,610	7,002	86	—	—
Registration fees	10,731	6,792	5,542	13,617	6,492
Transfer agent’s fees and expenses	6,102	1,185	45	11,309	218
Fee waiver and/or expense reimbursement	(46,554)	(12,458)	(5,657)	(89,406)	(62,848)
Distribution fee waiver	—	—	(29)	—	—

See Notes to Financial Statements.

PGIM Corporate Bond Fund 95

PGIM Corporate Bond Fund

Statements of Changes in Net Assets

	Year Ended July 31,

	2024	2023

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$853,945	$932,568
Net realized gain (loss) on investment transactions	(711,953)	(1,671,423)
Net change in unrealized appreciation (depreciation) on investments	1,490,162	180,865

Net increase (decrease) in net assets resulting from operations	1,632,154	(557,990)

Dividends and Distributions
Distributions from distributable earnings
Class A	(167,622)	(236,373)
Class C	(19,996)	(24,332)
Class R	(383)	(365)
Class Z	(389,470)	(428,432)
Class R6	(338,026)	(384,705)

	(915,497)	(1,074,207)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	2,640,628	4,594,297
Net asset value of shares issued in reinvestment of dividends and distributions	710,943	1,066,194
Cost of shares purchased	(5,822,098)	(14,051,216)

Net increase (decrease) in net assets from Fund share transactions	(2,470,527)	(8,390,725)

Total increase (decrease)	(1,753,870)	(10,022,922)

Net Assets:

Beginning of year	25,631,009	35,653,931

End of year	$23,877,139	$25,631,009

See Notes to Financial Statements.

PGIM Corporate Bond Fund

Financial Highlights

Class A Shares
	Year Ended July 31,

	2024		2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$9.72		$10.18	$12.33	$12.34	$11.48
Income (loss) from investment operations:
Net investment income (loss)	0.33		0.30	0.26	0.26	0.31
Net realized and unrealized gain (loss) on investment transactions	0.31		(0.41)	(1.88)	0.03	0.89
Total from investment operations	0.64		(0.11)	(1.62)	0.29	1.20
Less Dividends and Distributions:
Dividends from net investment income	(0.35)		(0.35)	(0.30)	(0.30)	(0.34)
Distributions from net realized gains	-		-	(0.23)	-	-
Total dividends and distributions	(0.35)		(0.35)	(0.53)	(0.30)	(0.34)
Net asset value, end of year	$10.01		$9.72	$10.18	$12.33	$12.34
Total Return(b):	6.75%		(1.05)%	(13.55)%	2.42%	10.59%

Ratios/Supplemental Data:
Net assets, end of year (000)	$4,551		$5,077	$7,622	$6,980	$5,021
Average net assets (000)	$4,644		$6,618	$7,559	$6,654	$3,260
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.81	%(d)	0.80%	0.80%	0.80%	0.80%
Expenses before waivers and/or expense reimbursement	1.81%		1.56%	1.38%	1.37%	1.89%
Net investment income (loss)	3.36%		3.07%	2.32%	2.17%	2.66%
Portfolio turnover rate(e)	17%		19%	26%	61%	50%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver for the year ended July 31, 2024.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Corporate Bond Fund 97

PGIM Corporate Bond Fund

Financial Highlights (continued)

Class C Shares
	Year Ended July 31,

	2024		2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$9.69		$10.15	$12.30	$12.31	$11.45
Income (loss) from investment operations:
Net investment income (loss)	0.25	(b)	0.22	0.17	0.17	0.23
Net realized and unrealized gain (loss) on investment transactions	0.33	(c)	(0.41)	(1.88)	0.03	0.88
Total from investment operations	0.58		(0.19)	(1.71)	0.20	1.11
Less Dividends and Distributions:
Dividends from net investment income	(0.28)		(0.27)	(0.21)	(0.21)	(0.25)
Distributions from net realized gains	-		-	(0.23)	-	-
Total dividends and distributions	(0.28)		(0.27)	(0.44)	(0.21)	(0.25)
Net asset value, end of year	$9.99		$9.69	$10.15	$12.30	$12.31
Total Return(d):	6.08%		(1.80)%	(14.23)%	1.66%	9.79%

Ratios/Supplemental Data:
Net assets, end of year (000)	$682		$681	$945	$1,667	$1,783
Average net assets (000)	$700		$865	$1,265	$1,741	$1,627
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	1.56	%(f)	1.55%	1.55%	1.55%	1.55%
Expenses before waivers and/or expense reimbursement	3.34%		2.94%	2.82%	2.45%	3.03%
Net investment income (loss)	2.60%		2.32%	1.51%	1.43%	1.92%
Portfolio turnover rate(g)	17%		19%	26%	61%	50%

(a)	Calculated based on average shares outstanding during the year.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver for the year ended July 31, 2024.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Corporate Bond Fund

Financial Highlights (continued)

Class R Shares
	Year Ended July 31,

	2024		2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$9.69		$10.15	$12.30	$12.31	$11.45
Income (loss) from investment operations:
Net investment income (loss)	0.30	(b)	0.27	0.23	0.23	0.29
Net realized and unrealized gain (loss) on investment transactions	0.32	(c)	(0.41)	(1.88)	0.03	0.87
Total from investment operations	0.62		(0.14)	(1.65)	0.26	1.16
Less Dividends and Distributions:
Dividends from net investment income	(0.32)		(0.32)	(0.27)	(0.27)	(0.30)
Distributions from net realized gains	-		-	(0.23)	-	-
Total dividends and distributions	(0.32)		(0.32)	(0.50)	(0.27)	(0.30)
Net asset value, end of year	$9.99		$9.69	$10.15	$12.30	$12.31
Total Return(d):	6.60%		(1.31)%	(13.80)%	2.17%	10.34%

Ratios/Supplemental Data:
Net assets, end of year (000)	$12		$11	$11	$13	$13
Average net assets (000)	$11		$11	$12	$13	$19
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	1.06	%(f)	1.05%	1.05%	1.05%	1.05%
Expenses before waivers and/or expense reimbursement	50.80%		46.23%	45.50%	67.05%	81.14%
Net investment income (loss)	3.10%		2.82%	2.04%	1.93%	2.45%
Portfolio turnover rate(g)	17%		19%	26%	61%	50%

(a)	Calculated based on average shares outstanding during the year.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver for the year ended July 31, 2024.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Corporate Bond Fund 99

PGIM Corporate Bond Fund

Financial Highlights (continued)

Class Z Shares
	Year Ended July 31,

	2024		2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$9.69		$10.16	$12.30	$12.31	$11.45
Income (loss) from investment operations:
Net investment income (loss)	0.35		0.32	0.28	0.29	0.34
Net realized and unrealized gain (loss) on investment transactions	0.32		(0.42)	(1.87)	0.03	0.88
Total from investment operations	0.67		(0.10)	(1.59)	0.32	1.22
Less Dividends and Distributions:
Dividends from net investment income	(0.37)		(0.37)	(0.32)	(0.33)	(0.36)
Distributions from net realized gains	-		-	(0.23)	-	-
Total dividends and distributions	(0.37)		(0.37)	(0.55)	(0.33)	(0.36)
Net asset value, end of year	$9.99		$9.69	$10.16	$12.30	$12.31
Total Return(b):	7.14%		(0.91)%	(13.29)%	2.68%	10.89%

Ratios/Supplemental Data:
Net assets, end of year (000)	$9,574		$11,184	$14,150	$18,965	$26,655
Average net assets (000)	$10,091		$11,280	$16,421	$24,059	$21,000
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.56	%(d)	0.55%	0.55%	0.55%	0.55%
Expenses before waivers and/or expense reimbursement	1.45%		1.31%	1.02%	1.02%	1.18%
Net investment income (loss)	3.61%		3.32%	2.50%	2.43%	2.91%
Portfolio turnover rate(e)	17%		19%	26%	61%	50%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver for the year ended July 31, 2024.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Corporate Bond Fund

Financial Highlights (continued)

Class R6 Shares
	Year Ended July 31,

	2024		2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$9.69		$10.15	$12.30	$12.31	$11.45
Income (loss) from investment operations:
Net investment income (loss)	0.35		0.32	0.28	0.29	0.34
Net realized and unrealized gain (loss) on investment transactions	0.32		(0.41)	(1.88)	0.03	0.88
Total from investment operations	0.67		(0.09)	(1.60)	0.32	1.22
Less Dividends and Distributions:
Dividends from net investment income	(0.37)		(0.37)	(0.32)	(0.33)	(0.36)
Distributions from net realized gains	-		-	(0.23)	-	-
Total dividends and distributions	(0.37)		(0.37)	(0.55)	(0.33)	(0.36)
Net asset value, end of year	$9.99		$9.69	$10.15	$12.30	$12.31
Total Return(b):	7.14%		(0.81)%	(13.37)%	2.68%	10.89%

Ratios/Supplemental Data:
Net assets, end of year (000)	$9,059		$8,678	$12,925	$15,567	$9,730
Average net assets (000)	$8,765		$10,103	$14,287	$10,732	$9,091
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.56	%(d)	0.55%	0.55%	0.55%	0.55%
Expenses before waivers and/or expense reimbursement	1.28%		1.13%	0.90%	0.91%	1.17%
Net investment income (loss)	3.60%		3.31%	2.53%	2.42%	2.93%
Portfolio turnover rate(e)	17%		19%	26%	61%	50%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver for the year ended July 31, 2024.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Corporate Bond Fund 101

Notes to Financial Statements

1.	Organization

The Target Portfolio Trust (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. These financial statements relate to the following series of the RIC: PGIM Core Bond Fund and PGIM Corporate Bond Fund (each, a “Fund” and collectively, the “Funds”). The Funds are classified as diversified funds for purposes of the 1940 Act.

The Funds have the following investment objectives:

Fund	Investment Objective(s)
PGIM Core Bond Fund	Total return
(“Core Bond”)
PGIM Corporate Bond Fund (“Corporate Bond”)	High current income consistent with the preservation of principal

2.	Accounting Policies

The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Funds consistently follow such policies in the preparation of their financial statements.

Securities Valuation: The Funds’ hold securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Funds’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has approved the Funds’ valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Funds’ investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit the Funds’ to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting year-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Funds’ foreign investments may change on days when investors cannot purchase or redeem Funds’ shares.

Various inputs determine how each Funds’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Funds utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Notes to Financial Statements (continued)

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations. Notwithstanding the above, the Funds do isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Options: The Funds may purchase and/or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Funds currently own or intend to purchase. The Funds may also use options to gain additional market exposure. The Funds’ principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Funds purchase an option, they pay a premium and an amount equal to that premium is recorded as an asset. When the Funds write an option, they receive a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Funds realize a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Funds have realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Funds, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Funds bear the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Funds, as purchaser of an OTC option, bear the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Funds since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When the Funds write an option on a swap, an amount equal to any premium received by the Funds is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Funds become obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Funds become obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on

Notes to Financial Statements (continued)

swaps. The risk associated with writing put and call options on swaps is that the Funds will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Funds each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Funds invested in financial futures contracts in order to hedge their existing portfolio securities, or securities the Funds intend to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Funds may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Funds since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: The Funds may enter into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Funds are subject to interest rate risk exposure in the normal course of pursuing their investment objective. The Funds used interest rate swaps to maintain their ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Funds’ maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Funds are subject to credit risk in the normal course of pursuing their investment objectives, and as such, have entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be “short the credit” because the higher the contract value rises, the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Funds’ maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Funds generally receive an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Funds effectively increase their investment risk because, in addition to their total net assets, the Funds may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Funds, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations or net amounts received from the settlement of buy protection credit default swap agreements which the Funds entered into for the same referenced entity or index. As a buyer of protection, the Funds generally receive an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Funds are the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a

Notes to Financial Statements (continued)

particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps: In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a defined amount. The Funds are subject to risk exposures associated with the referenced asset in the normal course of pursuing their investment objectives. The Funds may enter into total return swaps to manage their exposure to a security or an index. The Funds’ maximum risk of loss from counterparty credit risk is the change in the value of the security, in the Funds’ favor, from the point of entering into the contract.

Mortgage-Backed and Asset-Backed Securities: Mortgage-backed securities are pass-through securities, meaning that principal and interest payments made by the borrower on the underlying mortgages are passed through to the Funds. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Asset-backed securities may be classified as pass-through certificates or collateralized obligations, such as collateralized bond obligations, collateralized loan obligations and other similarly structured securities. The value of mortgage-backed and asset-backed securities varies with changes in interest rates and may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities.

Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (“IO”) and principal (“PO”) distributions on a pool of mortgage assets. Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Master Netting Arrangements: The RIC, on behalf of each Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of each Fund. A master netting arrangement between each Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by each Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The RIC, on behalf of each Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to each Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by each Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to each Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Notes to Financial Statements (continued)

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Delayed-Delivery Transactions: The Funds may purchase or sell securities on a when-issued or delayed-delivery and forward commitment basis, including TBA securities. These transactions involve a commitment by the Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Funds will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Funds may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a realized gain (loss). When selling a security on a delayed-delivery basis, the Funds forfeit their eligibility to realize future gains (losses) with respect to the security.

Securities Lending: The Funds may lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the Funds securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Funds have the right to repurchase the securities in the open market using the collateral.

The Funds recognize income, net of any rebate and securities lending agent fees, for lending their securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Funds also continue to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively “REITs”): The Funds invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Funds become aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Funds’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of

Notes to Financial Statements (continued)

dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency

Net Investment Income	Monthly

Short-Term Capital Gains	Annually

Long-Term Capital Gains	Annually

*	Under certain circumstances, each Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of each Fund, has management agreements with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of each subadviser’s performance of such services, and for rendering administrative services with respect to each Fund.

The Manager has entered into subadvisory agreements with PGIM, Inc., which provides subadvisory services to each Fund through its business unit PGIM Fixed Income, and PGIM Limited (collectively, the “subadviser”). The Manager pays for the services of the subadviser.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended July 31, 2024, the contractual and effective management fee rates were as follows:

Fund	Management Fee	Effective Management Fee, before any waiver and/or expense reimbursements

Core Bond	0.32% of average daily net assets up to $10 billion; 0.31% of average daily net assets over $10 billion.	0.32%

Corporate Bond	0.45% of average daily net assets up to and including $5 billion; 0.425% of average daily net assets exceeding $5 billion.	0.45

The Manager has contractually agreed, through November 30, 2025, to limit total annual operating expenses, after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the waiver/reimbursement and/or recoupment for that fiscal year, as applicable. The expense limitations attributable to each class are as follows:

Fund	Class Expense Limitation

Core Bond - Class A	0.70%

Core Bond - Class C	1.45

Core Bond - Class R	0.95

Core Bond - Class Z	0.33

Core Bond - Class R6	0.32

Corporate Bond - Class A	0.80

Corporate Bond - Class C	1.55

Corporate Bond - Class R	1.05

Corporate Bond - Class Z	0.55

Corporate Bond - Class R6	0.55

The RIC, on behalf of each Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class R, Class Z and Class R6 shares of the Fund. Each Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class C and Class R shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, each Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has contractually agreed through November 30, 2025 to limit such fees on certain classes based on daily net assets. The distribution fees are accrued daily and payable monthly.

The Funds’ annual gross and net distribution rates, where applicable, are as follows:

Fund	Gross Distribution Fee	Net Distribution Fee

Core Bond - Class A	0.25%	0.25%

Core Bond - Class C	1.00	1.00

Core Bond - Class R	0.75	0.50

Core Bond - Class Z	N/A	N/A

Notes to Financial Statements (continued)

Fund	Gross Distribution Fee	Net Distribution Fee

Core Bond - Class R6	N/A%	N/A%

Corporate Bond - Class A	0.25	0.25

Corporate Bond - Class C	1.00	1.00

Corporate Bond - Class R	0.75	0.50

Corporate Bond - Class Z	N/A	N/A
Corporate Bond - Class R6	N/A	N/A

For the year ended July 31, 2024, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Fund	FESL	CDSC

Core Bond - Class A	$228,716	$2,908
Core Bond - Class C	—	367

Corporate Bond - Class A	4,373	—
Corporate Bond - Class C	—	—

PGIM Investments, PGIM, Inc., PGIM Limited and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as each Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Funds may invest their overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., and their securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”). The Core Fund and the Money Market Fund are each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Affiliated income from securities lending, net”, respectively.

The Funds may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the year ended July 31, 2024, no Rule 17a-7 transactions were entered into by the Funds.

5. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended July 31, 2024, were as follows:

Fund	Cost of Purchases	Proceeds from Sales

Core Bond	$2,378,868,520	$2,067,611,985
Corporate Bond	3,899,478	6,540,151

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the year ended July 31, 2024, is presented as follows:

Core Bond :

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income

Long-Term Investments - Affiliated Exchange-Traded Fund(wa):

PGIM AAA CLO ETF
$—	$9,018,747	$—	$33,918	$—	$9,052,665	177,000	$27,095

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 5.561%)(1)(wa)

66,476,191	577,330,207	583,996,220	—	—	59,810,178	59,810,178	2,906,197

PGIM Institutional Money Market Fund (7-day effective yield 5.606%)(1)(b)(wa)
12,756,348	148,453,170	147,133,102	(564)	(1,544)	14,074,308	14,082,758	30,689	(2)
$79,232,539	$725,783,377	$731,129,322	$(564)	$(1,544)	$73,884,486		$2,936,886
$79,232,539	$734,802,124	$731,129,322	$33,354	$(1,544)	$82,937,151		$2,963,981

Notes to Financial Statements (continued)

Corporate Bond:

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 5.561%)(1)(wb)
$90,430	$5,447,678	$5,423,422	$—	$—	$114,686	114,686	$9,986

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	Represents investments in Funds affiliated with the Manager.
(wb)	Represents an investment in a Fund affiliated with the Manager.

6.	Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. In order to present total distributable earnings (loss) and paid-in capital in excess of par on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to total distributable earnings (loss) and paid-in capital in excess of par for the Funds indicated below.

For the year ended July 31, 2024, the adjustments were as follows:

Fund	Total Distributable Earnings (Loss)	Paid-in Capital in Excess of Par
Core Bond (a)	$(117,644)	$117,644
Corporate Bond	—	—

(a)	Prior year post financial statement adjustments.

For the year ended July 31, 2024, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Fund	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total Dividends and Distributions
Core Bond	$75,799,532	$—	$—	$75,799,532
Corporate Bond	915,497	—	—	915,497

For the year ended July 31, 2023, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Fund	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total Dividends and Distributions
Core Bond	$53,162,816	$—	$117,644	$53,280,460
Corporate Bond	1,074,207	—	—	1,074,207

For the year ended July 31, 2024, the Funds had the following amounts of accumulated undistributed earnings on a tax basis:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains
Core Bond	$1,709,792	$—
Corporate Bond	58,899	—

The United States federal income tax basis of the Funds’ investments and the net unrealized appreciation/(depreciation) as of July 31, 2024 were as follows:

Fund	Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Core Bond	$2,147,080,795	$23,249,227	$(132,882,712)	$(109,633,485)
Corporate Bond	25,754,031	149,027	(2,465,419)	(2,316,392)

The differences between GAAP and tax basis were primarily attributable to deferred losses on wash sales, amortization of premiums, futures and other cost basis differences between GAAP and tax accounting.

For federal income tax purposes, the following Funds had an approximated capital loss carryforward as of July 31, 2024 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Fund	Capital Loss Carryforward	Capital Loss Carryforward Utilized
Core Bond	$118,508,000	$—
Corporate Bond	2,639,000	—

The Manager has analyzed the Funds’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Funds’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended July 31, 2024 are subject to such review.

7.	Capital and Ownership

The Funds offer Class A, Class C, Class R, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 3.25%.Investors who purchase $500,000 or

Notes to Financial Statements (continued)

more of Class A shares and sell those shares within 12 months of purchase are subject to a CDSC of 1% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class R shares are available to certain retirement plans, clearing and settlement firms. Class R, Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of each Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.
The RIC has authorized an unlimited number of shares of beneficial interest of each Fund at $0.001 par value per share.

As of July 31, 2024, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Funds as follows:

Fund	Number of Shares	Percentage of Outstanding Shares
Core Bond –Class R	1,260	52.5%
Core Bond –Class Z	43,987	0.1
Corporate Bond–Class R	1,202	100.0
Corporate Bond–Class Z	17,877	1.9
Corporate Bond–Class R6	900,323	99.3

At the reporting period end, the number of shareholders holding greater than 5% of the Funds are as follows:

Fund	Number of Shareholders	Percentage of Outstanding Shares
Affiliated:
Core Bond	—	—%
Corporate Bond	1	37.6
Unaffiliated:
Core Bond	4	80.5
Corporate Bond	2	39.4

Transactions in shares of beneficial interest were as follows:

Core Bond :

Share Class	Shares	Amount

Class A

Year ended July 31, 2024:

Shares sold	6,388,354	$54,750,016

Shares issued in reinvestment of dividends and distributions	722,105	6,181,768

Shares purchased	(5,148,016)	(43,944,435)

Net increase (decrease) in shares outstanding before conversion	1,962,443	16,987,349

Shares issued upon conversion from other share class(es)	192,308	1,647,689

Shares purchased upon conversion into other share class(es)	(207,610)	(1,776,332)

Net increase (decrease) in shares outstanding	1,947,141	$16,858,706

Year ended July 31, 2023:

Shares sold	4,454,426	$38,877,990

Shares issued in reinvestment of dividends and distributions	543,967	4,719,467

Shares purchased	(4,751,908)	(41,265,671)

Net increase (decrease) in shares outstanding before conversion	246,485	2,331,786

Shares issued upon conversion from other share class(es)	237,188	2,064,917

Shares purchased upon conversion into other share class(es)	(303,211)	(2,641,748)

Net increase (decrease) in shares outstanding	180,462	$1,754,955

Class C

Year ended July 31, 2024:

Shares sold	292,857	$2,509,304

Shares issued in reinvestment of dividends and distributions	23,369	200,144

Shares purchased	(293,768)	(2,516,548)

Net increase (decrease) in shares outstanding before conversion	22,458	192,900

Shares purchased upon conversion into other share class(es)	(55,306)	(473,308)

Net increase (decrease) in shares outstanding	(32,848)	$(280,408)

Year ended July 31, 2023:

Shares sold	365,621	$3,188,839

Shares issued in reinvestment of dividends and distributions	17,022	147,786

Shares purchased	(230,949)	(2,003,937)

Net increase (decrease) in shares outstanding before conversion	151,694	1,332,688

Shares purchased upon conversion into other share class(es)	(83,439)	(724,384)

Net increase (decrease) in shares outstanding	68,255	$608,304

Class R

Year ended July 31, 2024:

Shares sold	195	$1,679

Shares issued in reinvestment of dividends and distributions	85	731

Shares purchased	(2)	(18)

Net increase (decrease) in shares outstanding	278	$2,392

Notes to Financial Statements (continued)

Core Bond (cont’d.):

Share Class	Shares	Amount

Year ended July 31, 2023:

Shares sold	155	$1,344

Shares issued in reinvestment of dividends and distributions	60	524

Shares purchased	(2)	(15)

Net increase (decrease) in shares outstanding	213	$1,853

Class Z

Year ended July 31, 2024:

Shares sold	27,501,670	$233,482,297

Shares issued in reinvestment of dividends and distributions	2,072,843	17,745,140

Shares purchased	(26,134,941)	(222,179,026)

Net increase (decrease) in shares outstanding before conversion	3,439,572	29,048,411

Shares issued upon conversion from other share class(es)	174,814	1,496,182

Shares purchased upon conversion into other share class(es)	(172,078)	(1,471,350)

Net increase (decrease) in shares outstanding	3,442,308	$29,073,243

Year ended July 31, 2023:

Shares sold	33,451,668	$290,003,200

Shares issued in reinvestment of dividends and distributions	1,317,293	11,434,447

Shares purchased	(23,744,306)	(206,503,055)

Net increase (decrease) in shares outstanding before conversion	11,024,655	94,934,592

Shares issued upon conversion from other share class(es)	457,223	3,999,408

Shares purchased upon conversion into other share class(es)	(980,541)	(8,482,654)

Net increase (decrease) in shares outstanding	10,501,337	$90,451,346

Class R6

Year ended July 31, 2024:

Shares sold	54,123,326	$464,450,902

Shares issued in reinvestment of dividends and distributions	5,959,819	51,037,263

Shares purchased	(24,636,558)	(210,396,179)

Net increase (decrease) in shares outstanding before conversion	35,446,587	305,091,986

Shares issued upon conversion from other share class(es)	211,509	1,807,178

Shares purchased upon conversion into other share class(es)	(143,604)	(1,230,059)

Net increase (decrease) in shares outstanding	35,514,492	$305,669,105

Core Bond (cont’d.):

Share Class	Shares	Amount

Year ended July 31, 2023:

Shares sold	28,365,083	$246,652,179

Shares issued in reinvestment of dividends and distributions	4,218,707	36,613,116

Shares purchased	(21,247,214)	(184,971,823)

Net increase (decrease) in shares outstanding before conversion	11,336,576	98,293,472

Shares issued upon conversion from other share class(es)	955,008	8,257,160

Shares purchased upon conversion into other share class(es)	(282,113)	(2,472,699)

Net increase (decrease) in shares outstanding	12,009,471	$104,077,933

Corporate Bond:

Share Class	Shares	Amount

Class A

Year ended July 31, 2024:

Shares sold	60,676	$583,092

Shares issued in reinvestment of dividends and distributions	16,703	162,271

Shares purchased	(148,996)	(1,428,615)

Net increase (decrease) in shares outstanding before conversion	(71,617)	(683,252)

Shares issued upon conversion from other share class(es)	6,307	61,527

Shares purchased upon conversion into other share class(es)	(2,746)	(26,558)

Net increase (decrease) in shares outstanding	(68,056)	$(648,283)

Year ended July 31, 2023:

Shares sold	101,271	$986,984

Shares issued in reinvestment of dividends and distributions	23,845	229,878

Shares purchased	(361,339)	(3,484,124)

Net increase (decrease) in shares outstanding before conversion	(236,223)	(2,267,262)

Shares issued upon conversion from other share class(es)	9,834	96,762

Net increase (decrease) in shares outstanding	(226,389)	$(2,170,500)

Class C

Year ended July 31, 2024:

Shares sold	10,892	$104,193

Shares issued in reinvestment of dividends and distributions	2,062	19,996

Shares purchased	(8,636)	(83,497)

Net increase (decrease) in shares outstanding before conversion	4,318	40,692

Shares purchased upon conversion into other share class(es)	(6,306)	(61,332)

Net increase (decrease) in shares outstanding	(1,988)	$(20,640)

Notes to Financial Statements (continued)

Corporate Bond (cont’d.):

Share Class	Shares	Amount

Year ended July 31, 2023:

Shares sold	15,505	$147,719

Shares issued in reinvestment of dividends and distributions	2,523	24,294

Shares purchased	(36,799)	(355,230)

Net increase (decrease) in shares outstanding before conversion	(18,771)	(183,217)

Shares purchased upon conversion into other share class(es)	(4,096)	(39,925)

Net increase (decrease) in shares outstanding	(22,867)	$(223,142)

Class R

Year ended July 31, 2024:

Shares issued in reinvestment of dividends and distributions	40	$383

Net increase (decrease) in shares outstanding	40	$383

Year ended July 31, 2023:

Shares issued in reinvestment of dividends and distributions	38	$365

Net increase (decrease) in shares outstanding	38	$365

Class Z

Year ended July 31, 2024:

Shares sold	202,480	$1,946,121

Shares issued in reinvestment of dividends and distributions	40,081	388,333

Shares purchased	(440,931)	(4,269,968)

Net increase (decrease) in shares outstanding before conversion	(198,370)	(1,935,514)

Shares issued upon conversion from other share class(es)	2,752	26,558

Shares purchased upon conversion into other share class(es)	(20)	(195)

Net increase (decrease) in shares outstanding	(195,638)	$(1,909,151)

Year ended July 31, 2023:

Shares sold	324,339	$3,155,681

Shares issued in reinvestment of dividends and distributions	44,355	426,971

Shares purchased	(602,494)	(5,879,382)

Net increase (decrease) in shares outstanding before conversion	(233,800)	(2,296,730)

Shares purchased upon conversion into other share class(es)	(5,761)	(56,837)

Net increase (decrease) in shares outstanding	(239,561)	$(2,353,567)

Corporate Bond (cont’d.):

Share Class	Shares	Amount

Class R6

Year ended July 31, 2024:

Shares sold	755	$7,222

Shares issued in reinvestment of dividends and distributions	14,710	139,960

Shares purchased	(4,165)	(40,018)

Net increase (decrease) in shares outstanding	11,300	$107,164

Year ended July 31, 2023:

Shares sold	30,691	$303,913

Shares issued in reinvestment of dividends and distributions	40,052	384,686

Shares purchased	(448,301)	(4,332,480)

Net increase (decrease) in shares outstanding	(377,558)	$(3,643,881)

8.	Borrowings

The RIC, on behalf of each Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	9/29/2023 - 9/26/2024	9/30/2022 – 9/28/2023
Total Commitment	$ 1,200,000,000	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Funds did not utilize the SCA during the year ended July 31, 2024.

Notes to Financial Statements (continued)

9.	Risks of Investing in the Funds

Each Fund’s principal risks include, but are not limited to, some or all of the risks discussed below. For further information on the risks applicable to any given Fund, please refer to the Prospectus and Statement of Additional Information of that Fund.

Risks	Core Bond	Corporate Bond
Active Trading	X	–
Credit	X	X
Debt Obligations	X	X
Derivatives	X	X
Economic and Market Events	X	X
Emerging Markets	–	X
Foreign Securities	X	X
Increase in Expenses	X	X
Interest Rate	X	X
Junk Bonds	–	X
Large Shareholder and Large Scale Redemption	X	X
Liquidity	–	X
Management	X	X
Market Disruption and Geopolitical	X	X
Market	X	X
Mortgage-Backed and Asset-Backed Securities	X	X
U.S. Government and Agency Securities	X	X
Yankee Obligations	—	X

Active Trading Risk: The Fund actively and frequently trades its portfolio securities. High portfolio turnover results in higher transaction costs, which can affect the Fund’s performance and have adverse tax consequences. In addition, high portfolio turnover may also mean that a proportionately greater amount of distributions to shareholders will be taxed as ordinary income rather than long-term capital gains compared to investment companies with lower portfolio turnover.

Credit Risk: This is the risk that the issuer, the guarantor, or the insurer of a fixed income security, or the counterparty to a contract may be unable or unwilling to make timely principal and interest payments or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer, or counterparty to pay back debt. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Debt Obligations Risk: Debt obligations are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund. and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.

Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal

Notes to Financial Statements (continued)

system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. Similarly, a rise in interest rates may also have a greater negative impact on the value of equity securities whose issuers expect earnings further out in the future. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” For premium bonds (bonds acquired at prices that exceed their par or principal value) purchased by the Fund, prepayment risk may be enhanced. When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and asset-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising

Notes to Financial Statements (continued)

interest rates. The values of mortgage-backed and asset-backed securities become more volatile as interest rates rise. In a period of declining interest rates, the Fund may be required to reinvest more frequent prepayments on mortgage-backed and asset-backed securities in lower-yielding investments.

U.S. Government and Agency Securities Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Further, the U.S. Government and its agencies, authorities, instrumentalities and enterprises do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate. This may be the case especially when there is any controversy or ongoing uncertainty regarding the status of negotiations in the U.S. Congress to increase the statutory debt ceiling. Such controversy or uncertainty could, among other things, result in the credit quality rating of the U.S. Government being downgraded and reduced prices of U.S. Treasury securities. If the U.S. Congress is unable to negotiate an adjustment to the statutory debt ceiling, there is also the risk that the U.S. Government may default on payments on certain U.S. Government securities, including those held by the Fund, which could have a negative impact on the Fund. An increase in demand for U.S. Government securities resulting from an increase in demand for government money market funds may lead to lower yields on such securities.

Yankee Obligations Risk: Foreign markets, economies and political systems, particularly those in developing countries, may not be as stable as those in the US. In addition, Yankee Obligations may be less liquid than US debt obligations. Differences in foreign laws, accounting standards, public information, custody and settlement practices may result in less reliable information on foreign investments and involve more risk. Investments in emerging markets securities are subject to greater volatility and price declines.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The Target Portfolio Trust and Shareholders of PGIM Core Bond Fund and PGIM Corporate Bond Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of PGIM Core Bond Fund and PGIM Corporate Bond Fund (two of the funds constituting The Target Portfolio Trust, referred to hereafter as the “Funds”) as of July 31, 2024, the related statements of operations for the year ended July 31, 2024, the statements of changes in net assets for each of the two years in the period ended July 31, 2024, including the related notes, and the financial highlights for each of the four years in the period ended July 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of July 31, 2024, the results each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended July 31, 2024 and each of the financial highlights for each of the four years in the period ended July 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

The financial statements of the Funds as of and for the year ended July 31, 2020 and the financial highlights for the year ended July 31, 2020 (not presented herein, other than the financial highlights) were audited by other auditors whose report dated September 18, 2020 expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

New York, New York

September 20, 2024

We have served as the auditor of one or more investment companies in the PGIM Retail Funds complex since 2020.

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies- None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – Included as part of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract.

Approval of Advisory Agreements

PGIM Core Bond Fund

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of PGIM Core Bond Fund (the “Fund”)1 consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established five standing committees: the Audit Committee, the Nominating and Governance Committee, the Compliance Committee and two Investment Committees. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”), the Fund’s subadvisory agreement with PGIM, Inc. (“PGIM”) on behalf of its PGIM Fixed Income unit, and PGIM Limited (“PGIML”). In considering the renewal of the agreements, the Board, including all the Independent Trustees, met on May 28 and June 4-6, 2024 (the “Board Meeting”) and approved the renewal of the agreements through July 31, 2025, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments, PGIM, and, where appropriate, affiliates of PGIM. Also, the Board considered comparisons with other mutual funds in relevant peer universes and peer groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments, the subadviser and, as relevant, its affiliates the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s

[1]	PGIM Core Bond Fund is a series of The Target Portfolio Trust.

PGIM Core Bond Fund

Approval of Advisory Agreements (continued)

decision to approve an agreement with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular and special Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the Board Meeting.

The Trustees determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and each of PGIML and PGIM, through its PGIM Fixed Income unit, which serve as the Fund’s subadvisers pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for the Fund as part of its consideration of agreements for multiple funds, but its approvals were made on a fund-by-fund basis.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality, and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments, PGIM Fixed Income, and PGIML. The Board noted that PGIM Fixed Income and PGIML are affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of accounting oversight, fund recordkeeping, compliance and other services to the Fund, such as PGIM Investments’ role as administrator for the Fund’s liquidity risk management program and as valuation designee. With respect to PGIM Investments’ oversight of the subadviser and, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Trustees of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by PGIM Fixed Income and PGIML, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadviser, as well as PGIM Investments’ recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

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The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund, PGIM Fixed Income, and PGIML, and also considered the qualifications, backgrounds and responsibilities of PGIM Fixed Income’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’, PGIM Fixed Income’s, and PGIML’s organizational structure, senior management, investment operations, and other relevant information pertaining to PGIM Investments, PGIM Fixed Income, and PGIML. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to PGIM Investments, PGIM Fixed Income, and PGIML.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments, the subadvisory services provided to the Fund by PGIM Fixed Income and PGIML, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments, PGIM Fixed Income, and PGIML under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct and indirect costs, and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional

PGIM Core Bond Fund

Approval of Advisory Agreements (continued)

technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments, PGIM Fixed Income, and PGIML

The Board considered potential ancillary benefits that might be received by PGIM Investments, PGIM Fixed Income, PGIML and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), as well as benefits to its reputation or other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by PGIM Fixed Income and PGIML included the ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by PGIM Investments, PGIM Fixed Income, and PGIML were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, five- and ten-year periods ended December 31, 2023.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended July 31, 2023. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a peer group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the peer universe, which was used to consider performance, and the peer group, which was used to consider fees and expenses, were objectively

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determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental peer universe or peer group information, for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the peer universe, actual management fees with the peer group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the peer group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	2nd Quartile	2nd Quartile	3rd Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

●	The Board noted that the Fund outperformed its benchmark index over the one- and five- year periods and underperformed its benchmark index over the other periods.
●	The Board also considered that a portfolio manager was added to the investment team in 2021.
●

The Board and PGIM Investments agreed to retain the Fund’s existing contractual expense cap, which (exclusive of certain fees and expenses) caps total annual operating expenses at 0.70% for Class A shares, 1.45% for Class C shares, 0.95% for Class R shares, 0.33% for Class Z shares, and 0.32% for Class R6 shares through November 30, 2024.

●

In addition, PGIM Investments will waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class, and has agreed that total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares.

●	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
●	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

* * *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

PGIM Core Bond Fund

Approval of Advisory Agreements

PGIM Corporate Bond Fund

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of PGIM Corporate Bond Fund (the “Fund”)1 consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established five standing committees: the Audit Committee, the Nominating and Governance Committee, the Compliance Committee and two Investment Committees. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreement with PGIM, Inc. (“PGIM”) on behalf of its PGIM Fixed Income unit (“PGIM Fixed Income”) and PGIM Limited (“PGIML”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on May 28 and June 4-6, 2024 (the “Board Meeting”) and approved the renewal of the agreements through July 31, 2025, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments and PGIM. Also, the Board considered comparisons with other mutual funds in relevant peer universes and peer groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadvisers, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify

[1]	PGIM Corporate Bond Fund is a series of The Target Portfolio Trust.

Visit our website at pgim.com/investments

any single factor which alone was responsible for the Board’s decision to approve an agreement with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular and special Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the Board Meeting.

The Trustees determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments, PGIML and PGIM, through its PGIM Fixed Income unit, which serve as the Fund’s subadvisers pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for the Fund as part of its consideration of agreements for multiple funds, but its approvals were made on a fund-by-fund basis.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality, and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments, PGIM Fixed Income and PGIML. The Board noted that PGIM Fixed Income and PGIML are affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadvisers for the Fund, as well as the provision of accounting oversight, fund recordkeeping, compliance and other services to the Fund, such as PGIM Investments’ role as administrator for the Fund’s liquidity risk management program and as valuation designee. With respect to PGIM Investments’ oversight of the subadvisers, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadvisers. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Trustees of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by PGIM Fixed Income and PGIML, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadvisers, as well as PGIM Investments’ recommendation, based on its review of the subadvisers, to renew the subadvisory agreement.

PGIM Corporate Bond Fund

Approval of Advisory Agreements (continued)

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund PGIM Fixed Income and PGIML, and also considered the qualifications, backgrounds and responsibilities of PGIM Fixed Income’s and PGIML’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’, PGIM Fixed Income’s and PGIML’s organizational structure, senior management, investment operations, and other relevant information pertaining to PGIM Investments, PGIM Fixed Income and PGIML. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to PGIM Investments, PGIM Fixed Income and PGIML.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Fund by PGIM Fixed Income and PGIML, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments, PGIM Fixed Income and PGIML under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct and indirect costs, and the adviser’s capital structure and cost of capital. However, the Board considered that the cost of services provided by PGIM Investments for the year ended December 31, 2023 exceeded the management fees received by PGIM Investments, resulting in an operating loss to PGIM Investments. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board

Visit our website at pgim.com/investments

has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments, PGIM Fixed Income and PGIML

The Board considered potential ancillary benefits that might be received by PGIM Investments, PGIM Fixed Income, PGIML and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), as well as benefits to its reputation or other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by PGIM Fixed Income and PGIML included those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments, PGIM Fixed Income and PGIML were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, five- and ten-year periods ended December 31, 2023.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended July 31, 2023. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a peer group. The actual management fee represents the fee rate actually paid by

PGIM Corporate Bond Fund

Approval of Advisory Agreements (continued)

Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the peer universe, which was used to consider performance, and the peer group, which was used to consider expenses and fees, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental peer universe or peer group information, for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the peer universe, actual management fees with the peer group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the peer group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	2nd Quartile	2nd Quartile	3rd Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

●	The Board noted that the Fund outperformed its benchmark index over the one-year period and underperformed over the other periods.
●	The Board considered that the Fund outperformed its benchmark index over the last quarter of 2023, the first quarter of 2024 and over the one-, five-, and ten-year periods ended March 31, 2024.
●

The Board and PGIM Investments agreed to retain the Fund’s existing contractual expense cap, which (exclusive of certain fees and expenses) caps total annual operating expenses at 0.80% for Class A shares, 1.55% for Class C shares, 0.55% for Class R6 shares, 1.05% for Class R shares and 0.55% for Class Z shares through November 30, 2024.

●

In addition, PGIM Investments will waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class and has agreed that total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares.

●	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.

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●	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

* * *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

PGIM Corporate Bond Fund

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16 –	Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 18 –	Recovery of Erroneously Awarded Compensation – Not applicable.

Item 19 –	Exhibits

(a)(1)	Code of Ethics – Attached hereto as Exhibit EX-99.CODE-ETH.
(a)(2)	Policy required by the listing standards adopted pursuant to Rule 10D-1 under the Securities Exchange Act of 1934 – Not applicable.
(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.CERT.
(a)(3)(1)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.
(a)(3)(2)	Change in the registrant’s independent public accountant – Not applicable.
(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	The Target Portfolio Trust

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	September 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	September 20, 2024

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	September 20, 2024